[ARTWORK APPEARS HERE]


August 31, 1997
                                            Semi-Annual Report

                                            Asset Allocation Fund
                                            Bond Index fund
                                            Growth Stock Fund
                                            LifePath 2000 Fund(TM)
                                            LifePath 2010 Fund(TM)
[GRAPHICS APPEAR HERE] Money Market         LifePath 2020 Fund(TM)
                                            LifePath 2030 Fund(TM)
                       Bond                 LifePath 2040 Fund(TM)
                                            Money Market Fund
                       Stock                S&P 500 Stock Fund
                                            Short-Intermediate Term Fund
                       Strategy             U.S. Treasury Allocation Fund

                                            Advised by Barclays Global Fund
                                            Advisors Sponsored and distributed
                                            by Stephens Inc., Member NYSE/SIPG

                                            (MasterWorks(TM) Funds)

TABLE OF CONTENTS

Letter to Shareholders....................................................    1
Investment Adviser Discussion.............................................    3
MASTERWORKS FUNDS INC.
 Money Market Fund Portfolio of Investments...............................   20
 Statement of Assets and Liabilities......................................   22
 Statement of Operations..................................................   26
 Statements of Changes in Net Assets......................................   30
 Financial Highlights.....................................................   38
 Notes to the Financial Statements........................................   47
MASTER INVESTMENT PORTFOLIO AND MANAGED SERIES INVESTMENT TRUST PORTFOLIOS
OF INVESTMENTS
 Asset Allocation Master Portfolio........................................   54
 Bond Index Master Portfolio..............................................   74
 Growth Stock Master Portfolio............................................   81
 LifePath Funds Master Portfolios.........................................   88
 S&P 500 Index Master Portfolio...........................................  168
 Short-Intermediate Term Master Portfolio.................................  186
 U.S. Treasury Allocation Master Portfolio................................  188
MASTER INVESTMENT PORTFOLIO AND MANAGED SERIES
INVESTMENT TRUST
 Statement of Assets and Liabilities......................................  190
 Statement of Operations..................................................  194
 Statements of Changes in Net Assets......................................  198
 Master Investment Portfolio Notes to the Financial Statements............  206
 Managed Series Investment Trust Notes to the Financial Statements........  212

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

TO OUR SHAREHOLDERS

  The seemingly endless bull market continues for U.S. equities with the S&P 500 Index returning 14.78% for the six months ended August 31, 1997. With inflation at a 30 year low, unemployment at its lowest level since 1973, and the Federal Reserve Bank's decision to leave short-term interest rates alone (after a 25 basis point increase in March to 5.50%), the equity market continues to reach new highs. The S&P 500 Index set record highs 26 times during the period, and closed on August 31, 1997 at 899.47.

  Performance in the bond markets during the six-month period has been less spectacular as these markets have experienced substantial volatility. Fixed income securities have historically reacted more strongly than equity securities to economic indicators which are released from time to time throughout the year. The combination of economic growth, continued low inflation, a declining budget deficit and a decrease in the supply of Treasury securities has affected yields across all maturities. The U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.39% during this period.

  Although many market indicators are currently positive and investors are enjoying one of the most profitable bull markets in history, stock market valuation is still considered to be very high. Volatility in the overall market is at its highest level since 1990. The old adage, "what goes up, must come down" proved itself true in August. After posting positive gains for the year through July, both the stock and bond markets declined in August. The decline was unpredictable as the markets fell without compelling economic or interest rate news. In an environment of relative economic stability, the markets have reacted strongly to news such as comments made by Japanese Prime Minister Ryutaro Hashimoto, which were interpreted by the market as a threat to sell U.S. Treasury securities. Both the stock and bond markets fell significantly in reaction to this comment, even though no action had been taken.

  Some market participants are concerned that the economy is operating near capacity and wondering how much longer the market can expand at its current pace without rekindling inflation. Many think corporate profits are not strong enough to support the growth of the underlying securities in the S&P 500 Index. With all of this uncertainty, your focus needs to be on building a long term investment strategy. There are ways to limit the negative impact to your portfolio caused by unfavorable market swings. The more exposure you have to stocks, the more market uncertainty you will experience. But with higher equity exposure should come higher long-run returns. If you have a heavier allocation in fixed income securities and cash, your portfolio should produce moderate returns with more moderate risk over the long term than equities.

  The MasterWorks(R) Funds offer a variety of products that will help you with the asset allocation of your portfolio. If you are a "do-it-yourself" investor, you can build your own allocation using the S&P 500 Stock Fund for equity exposure, the Bond Index Fund for fixed income exposure and the Money Market Fund for cash exposure. The Asset Allocation Fund makes asset allocation decisions automatically based on current market conditions and the application of consistent risk/return tradeoffs relative to other asset classes. If you are an investor that has a specific investment time horizon in mind, or want broader diversification, the LifePath Funds offer five allocation strategies with five different time horizons. These Funds are designed to maximize performance across seventeen different asset classes, while quantitatively measuring risk given your specific investment time horizon.

  We believe that a consistent investment strategy is necessary in meeting your financial goals. The MasterWorks(R) Funds offer a variety of portfolios designed to meet a broad range of investment goals. In this report, you will find detailed financial and portfolio information on each of the Funds in the MasterWorks family. This will give you the insight and information to evaluate individual fund performance and strategy.

  We value our shareholders and will continue to strive to provide you with high quality, cost-effective investment portfolios to help you meet your financial goals.

MASTERWORKS FAMILY OF FUNDS                                         OCTOBER 1997

    INVESTMENT ADVISER DISCUSSION

ASSET ALLOCATION FUND

                           Average Annual
PERFORMANCE AS OF 8/31/97    Total Return
-----------------------------------------

                                        One-year         23.63%
                   Life of Fund (7/2/93-8/31/97)         12.90%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

WHAT WAS THE PERFORMANCE OF THE FUND FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1997?

The Fund posted a 9.24% total return for the period.

WITH THE RECENT S&P 500 VOLATILITY EXPERIENCED IN THE MONTH OF AUGUST, WHAT MAKES THE FUND ATTRACTIVE TO INVESTORS? HOW HAS THE FUND POSITIONED ITSELF AT SUCH UNCERTAIN TIMES?

In these times of market volatility, it is extremely important to diversify your investment risk, while participating in returns. The Asset Allocation Fund seeks to ensure that investors are rewarded with an appropriate return for the amount of risk taken. To this end, the Fund kept a substantial position in bonds through the six-month period ended 8/31/97, even though the equity market experienced fluctuating growth. The Fund also attempts to capture equity return, for example, the Fund had an equity position of 50% as of 8/31/97. This allowed the Fund to participate in the equity market while mitigating the potential risks inherent in equity investing. This positioning can be advantageous when, for example, the equity class, as measured by the S&P 500 Index, returned -5.60% in August. The fixed income class, as measured by the Lehman Brothers Aggregate Bond Index, returned -0.85% during the same period. The Fund, subsequently, had a return of -4.42%. The allocation across multiple asset classes acts as a diversification against any one asset class negative performance.

HOW HAS THE ASSET MIX CHANGED OVER THE PAST SIX-MONTH PERIOD? WHY?

The Asset Allocation Fund began the year (1/1/97) with an asset mix of 40% stocks, 60% bonds and 0% in cash. The allocation remained very close to this mix throughout the first six months of the year. In July, the Fund increased its allocation in stocks achieving a mix of 50% stocks, 50% bonds and 0% in cash as of 8/31/97. This allocation shift was partly the result of falling bond yields following the Federal Reserve Board's decision to leave short-term interest rates unchanged. The Fund's allocation reflects the anticipated relative risk and return of stocks, bonds and cash. Although stocks are currently perceived as overvalued, we believe neither bonds nor cash offer very compelling alternatives relative to risk/return models.

 BRIEFLY DESCRIBE THE KEY FACTORS ON WHICH THE FUND BASES ITS ASSET ALLOCATION STRATEGY.

The Asset Allocation Fund focuses on relative value among stocks, bonds, and cash. The term "value" as it is used here is meant to describe the price an investor is paying for an investment's anticipated potential earnings. So even though a stock may be expected to pay high dividends, if this stock's price is also extremely high, then it is not a good "value". The Fund also looks at relative value across asset classes. Some asset classes will have a higher perceived value as a result of their expected return relative to the risk associated with the particular investment. The Fund analyzes the potential value associated with each asset class (stocks, bonds, cash) then determines an appropriate mix of these assets to balance their value and their risks.


This Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by BGFA.

    INVESTMENT ADVISER DISCUSSION

BOND INDEX FUND

                                                  Average Annual
PERFORMANCE AS OF 8/31/97                           Total Return
----------------------------------------------------------------
                                        One-year           9.25%
                    Life Of Fund (7/2/93-8/31/97)          5.47%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

WHAT WAS THE PERFORMANCE FOR THE FUND FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1997?

The Fund posted a 4.06% total return for the period. For the six months ended August 31, the total return of the Lehman Brothers Government/Corporate Bond Index was 4.36%.

WHAT ECONOMIC AND MARKET CONDITIONS CONTRIBUTED TO THE OVERALL PERFORMANCE OF THE BOND MARKET AND THE FUND FOR THE SIX MONTHS ENDED AUGUST 31, 1997?

For the six-month period ended 8/31/97, U.S. economic conditions have been generally favorable for the bond market. Although many bond investors have been concerned that the economy may be growing so fast that inflationary pressures may develop in the future, to date there have been few signs of a pickup in inflation. To the contrary, the economy is operating at high capacity with a very low unemployment rate and inflation is at its lowest level in 30 years. Tightness in the labor market largely has been offset by improvements in productivity, so that labor costs per unit of output have remained low. As a result, corporate profitability remains healthy. This, along with heightened competition, has kept prices stable.

In the first quarter of 1997 GDP grew at a robust annual rate of 4.9%. Late in March, the Federal Reserve Board voted to raise the federal funds rate from 5.25% to 5.50% in an effort to restrain growth. Economic growth slowed somewhat in the second quarter to 3.6%. Long term interest rates also rose in March; later, as indications of a slowing economy emerged, interest rates declined. For example, the yield of the 30-year Treasury bond rose from 6.80% at the end of February to 7.10% at the end of March. From there, Treasury-Bond yields declined steadily, reaching 6.30% at the end of July, before rising to 6.60% at the end of August. March and August were the only months posting negative returns. Overall, however, the Fund showed moderate growth over the six-month period with a 4.06% return.

THERE HAVE BEEN NEWS REPORTS THAT MANY INVESTMENT GRADE BOND FUNDS HAVE RECENTLY BEGUN TO REACH FOR YIELD BY HOLDING "JUNK" BONDS, FOREIGN GOVERNMENT BONDS, AND EMERGING MARKET DEBT. DOES THE FUND HOLD ANY SUCH SECURITIES?

No. Higher yield comes at the expense of higher risk, and unlike other funds, the Bond Index fund invests only in high-grade bonds denominated in U.S. dollars. Our goal is to consistently and economically deliver the performance of the Fund's Benchmark--Lehman Brothers Government/Corporate Bond Index. In order to accomplish this, we minimize differences between the structure of the fund and the index by attempting to match both the risk and return characteristics of the index.



This Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by BGFA.

    INVESTMENT ADVISER DISCUSSION

GROWTH STOCK FUND

                                                  Average Annual
PERFORMANCE AS OF 8/31/97                           Total Return
----------------------------------------------------------------
                                        One-year          10.51%
                    Life Of Fund (7/2/93-8/31/97)         17.10%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

WHAT WAS THE PERFORMANCE OF THE FUND FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1997?

The Fund posted a 16.56% total return for the period.

AFTER A SLOW START BEGINNING THE PERIOD, THE FUND HAS HAD STRONG PERFORMANCE SINCE MAY. CAN YOU EXPLAIN THE FACTORS CONTRIBUTING TO THE TURNAROUND OF THE FUND?

The Fund benefited by being overweighted in three sectors, technology, healthcare and energy service, which had exceptional second quarter returns. The sharp rebound incurred by the small cap stocks in the Fund's portfolio also had a positive impact on the Fund's performance.

At the beginning of the year, many investors were concerned about a possible Federal Reserve tightening resulting in higher interest rates and a decline in the relative earnings growth rates of small versus large cap companies. These concerns were reflected in the significant underperformance of small and mid cap growth funds prior to April 1997. Late in April, however, the proposed bal-anced budget amendment and the realization of a slower-growing economy put a spotlight on growth stocks. This was a major turning point for small and mid-cap growth stocks. The market reacted and began to take advantage of the per-ception that small and mid-cap stocks were significantly undervalued.

ARE THERE ANY SECTORS THAT ARE EXPECTED TO BE ESPECIALLY STRONG IN THE NEXT SIX MONTHS? HOW ARE YOU POSITIONING THE FUND TO TAKE ADVANTAGE OF THIS POTENTIAL GROWTH?

The Fund continues to emphasize oil service stocks, largely because the upward trend in drilling activity shows little sign of slowing. Companies that provide outsource services appear to be well positioned for the next few months as corporate America continues to look for ways to reduce costs. The Fund has two basic approaches, one which looks at sector opportuni-ties, the other looks at opportunities in individual stocks. We believe this second approach presents more potential opportunities in the upcoming months.




This Fund is organized as a "feeder" fund in a "master-feeder" structure. In-stead of investing directly in the individual portfolio securities, the "feed-er" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. Refer-ences to the Fund are to the feeder fund or the Master Portfolio, as the con-text requires. The Master Portfolio is advised by BGFA and sub-advised by Wells Fargo Bank, N.A.

    INVESTMENT ADVISER DISCUSSION

LIFEPATH(R) FUNDS

                           Average Annual
PERFORMANCE AS OF 8/31/97    Total Return
-----------------------------------------

                    One-     Life of Fund
                    year (3/1/94-8/31/97)
                  ------ ----------------
   LifePath 2000  12.52%            8.01%
   LifePath 2010  20.15%           12.38%
   LifePath 2020  25.85%           15.11%
   LifePath 2030  29.93%           17.17%
   LifePath 2040  33.65%           19.45%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Funds are successors to the assets of the Institutional Class shares of the Stagecoach Trust LifePath Funds (the "Predecessor Funds") which commenced oper-ations on March 1, 1994. Performance information for periods prior to March 26, 1996, the Funds' commencement of operations, reflects the performance of the Predecessor Funds.

WHAT WAS THE PERFORMANCE FOR THE FUNDS FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1997?

   LifePath 2000   5.64%
   LifePath 2010   8.45%
   LifePath 2020  10.63%
   LifePath 2030  12.02%
   LifePath 2040  13.33%

CAN YOU BRIEFLY STATE THE PRIMARY FACTORS THAT DROVE PERFORMANCE IN THE FOLLOWING ASSET CLASSES?

EQUITY

Large Cap Value--Increasing corporate earnings and a strong economy increased total returns for large company stocks. The increased corporate earnings, in particular, justify and support higher stock prices in many investors' minds.

Medium Cap Growth--Similar to large cap value stocks, increased earnings, a strong economy and low inflation easing interest rate hike fears have helped to propel this asset class.

International (Except Japan)--The international equity market has shown a high correlation to the U.S. equity market over the last year or two, while also experiencing strong corporate earnings and growing economies.

FIXED INCOME

Intermediate Government--Intermediate Government bonds aren't as interest rate sensitive as long government bonds. As a result, they did not fall as much as long bonds in March, nor did they experience an equal rally in July as the Federal Reserve eased inflation fears by not raising interest rates.

THE TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1997 (PROVIDED ABOVE) SHOW A SPREAD FROM 5.64% TO 13.33%. THIS IS A RELATIVELY SMALLER SPREAD THAN IN THE PAST YEAR. WHY?

The portfolio asset mixes of the LifePath Funds are very different. The LifePath 2040 Fund is more heavily weighted in equities than other Funds, while the LifePath 2000 Fund has a much greater allocation to shorter term, fixed income investments than other Funds. The spread between the returns of these Funds is highly dependent on the divergent returns of stocks and bonds. Over the last year, stocks have outperformed bonds by a large and, arguably, unusual amount. After some impressive gains in June and July, the stock market, as represented by the S&P 500 Index, dropped 5.6% during August, while the bond market, as represented by the Lehman Brothers Aggregate Bond Index, fell 0.85%. As a result, the returns of the Funds converged somewhat in the three-month period. For the last year, however, stocks have outperformed these bonds by about 32%, which causes the relatively large spread that's been observed.

THROUGHOUT THE LIFE OF A FUND, ARE ALLOCATION SHIFTS BETWEEN ASSET CLASSES MORE STRATEGIC OR TACTICAL IN NATURE?

The majority (about 75%) of the asset allocation in each Fund's portfolio is determined by a long-term strategic view. Short-term or day-to-day swings in the stock market will have only small effects on the strategic allocation. To take advantage of shorter-term market conditions, the Funds make tactical allocation shifts. As an example, in the beginning of the year, the Funds made small shifts into bonds as the stock market rose. With the recent bond market rally and subsequent lower yields, stocks have become slightly more attractive on a relative basis. As a result, the Funds' allocation to stocks has shifted back and risen to about the level seen at the start of the year.

WHAT FACTORS COME INTO PLAY WHEN SHIFTING ASSETS BETWEEN THE FUNDS' INVESTMENT OPTIONS? DO YOU SHIFT INTO UNDERVALUED CLASSES (A MORE AGGRESSIVE APPROACH) OR AWAY FROM OVERVALUED CLASSES (A MORE DEFENSIVE OR CONSERVATIVE APPROACH)?

The majority of the total allocation is strategic in nature. As each Fund nears its target date, the allocation becomes more conservative and should see a corresponding reduction in risk. Forty years from now, the

    INVESTMENT ADVISER DISCUSSION

strategic allocation of LifePath 2040 will look very similar to the strategic allocation of today's LifePath 2000.

The tactical allocation (the short-term shifting between asset classes) makes up a much smaller portion (about 25%) of each Fund's entire asset allocation. There are two types of tactical allocations. One that allocates between stocks, bonds and cash and another that shifts from long duration bonds, to short duration bonds and cash. The second one is more conservative in nature and plays a bigger role in the LifePath 2000 Fund than in the other Funds. The weight given to tactical moves is the same for each of the five Funds.




Each Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of a Master Portfolio that, in turn, invests in individual securities. References to a Fund are to the feeder fund or the Master Portfolio, as the context requires. Each Master Portfolio is advised by BGFA.

ASSET CLASS MIX

AS OF 8/31/97

----------------------------------------------------------------------------
                           LIFEPATH  LIFEPATH  LIFEPATH  LIFEPATH  LIFEPATH
  STOCKS                       2000      2010      2020      2030      2040
----------------------------------------------------------------------------
  Large Capitalization--
   Value                       2.04%    12.35%    19.69%    24.11%    28.01%
----------------------------------------------------------------------------
  Large Capitalization--
   Growth                      3.76     13.75     19.68     24.39     30.90
----------------------------------------------------------------------------
  Medium Capitalization--
   Value                       2.95      2.86      3.22      3.73      3.76
----------------------------------------------------------------------------
  Medium Capitalization--
   Growth                      2.56      2.71      2.93      3.53      3.52
----------------------------------------------------------------------------
  Small Capitalization--
   Value                       0.49      0.31      0.46      0.49      0.43
----------------------------------------------------------------------------
  Small Capitalization--
   Growth                      0.16      0.12      0.19      0.18      0.20
----------------------------------------------------------------------------
  Micro Capitalization         0.03      0.02      0.03      0.03      0.03
----------------------------------------------------------------------------
  Utilities                    0.62      0.34      0.40      0.44      0.27
----------------------------------------------------------------------------
  Japan                        1.06      2.58      3.29      3.91      4.68
----------------------------------------------------------------------------
  International (except
   Japan)                      5.43      7.70      9.80     12.70     12.86
----------------------------------------------------------------------------
  BONDS
----------------------------------------------------------------------------
  Long-Term Government         1.01      2.54      7.96     14.63      5.19
----------------------------------------------------------------------------
  Long-Term Corporate          0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  Intermediate-Term
   Government                 61.08     41.79     20.76      2.68      0.00
----------------------------------------------------------------------------
  Intermediate-Term
   Corporate                   0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  Mortgage-Backed              0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  Foreign                      0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  MONEY MARKET
----------------------------------------------------------------------------
  U.S. Treasury Bills          6.65      4.97      3.04      2.14      0.47
----------------------------------------------------------------------------
  Cash Equivalents             8.44      3.47      4.09      2.61      5.46
----------------------------------------------------------------------------
  Repurchase Agreements        3.72      4.49      4.46      4.43      4.22
----------------------------------------------------------------------------
  TOTAL                      100.00    100.00    100.00    100.00    100.00
----------------------------------------------------------------------------

Any differences between the percentages above and the percentages in the Portfolios of Investments are due to unsettled trades and allocations to large cap stocks through S&P 500 futures contracts.

    INVESTMENT ADVISER DISCUSSION

MONEY MARKET FUND

                           7-Day
PERFORMANCE AS OF 2/28/97  yield
--------------------------------

                                                          5.26%

The 7-Day Yield is an annualized yield for the seven day period ended August 31, 1997. Yield reflects fluctuations in interest rates on portfolio invest-ments and Fund expenses.

The Fund's manager has voluntarily waived portions of its fees to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

HOW HAS THE U.S. ECONOMY AFFECTED SHORT-TERM INTEREST RATES AND HOW HAS THE ECONOMY IN TURN AFFECTED THE FUND?

Since the Federal Reserve raised short-term interest rates in late March, the market has anticipated a slowing economy. Short-term interest rates have, therefore, declined over the last several months. The Fund has lengthened its average maturity to lock in yields as rates decline.

WHAT TYPES OF INVESTMENTS ARE IN THE PORTFOLIO?

The Fund invests in a variety of short-term money market instruments, including high-grade commercial paper and certificates of deposit. This generally provides high credit quality along with a high level of liquidity.

S&P 500 STOCK FUND

                                                  Average Annual
PERFORMANCE AS OF 8/31/97                           Total Return
----------------------------------------------------------------
                                        One-year          40.31%
                    Life Of Fund (7/2/93-8/31/97)         20.82%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

WHAT WAS THE PERFORMANCE FOR THE FUND FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1997?

The Fund posted a 14.65% total return for the period. The S&P 500 Index returned 14.78% during the same period.

WHAT ECONOMIC AND MARKET FACTORS CONTRIBUTED TO THIS PERFORMANCE?

The U.S. equity market, as measured by the S&P 500 Index, returned 20.58% for the first half of 1997. This half-year return almost matches the 22.95% return posted for the entire 1996 calendar year. During the year, growth stocks in the S&P 500 Index outperformed the value stocks, returning 24.49% versus 16.49%, respectively. The high returns of the first half of 1997 were largely concentrated in the second quarter, as the market responded to the reporting of healthy first-quarter earnings which were 19% above those of the previous year. August experienced substantial volatility with the market, as represented by the S&P 500 Index, down -5.60% for the month. Overall, however, performance for the six-month period remained positive.

WERE THERE ANY MAJOR ADDITIONS OR DELETIONS TO THE S&P 500 INDEX IN 1997? WHY?

A deletion and subsequent addition to the S&P 500 Index is usually the result of a corporate action (e.g. mergers, restructurings, tenders) which causes a vacancy in the S&P 500 Index. Standard & Poor's will occasionally remove a name due to lack of representation or due to bankruptcy. Following are the list of additions and deletions to the S&P 500 Index year-to-date through August 1997:

    INVESTMENT ADVISER DISCUSSION

ADDITIONS:           DELETIONS:


Healthsouth Corp     Boatmen's Bancshares
Conseco Inc          Alexander & Alexander  Services Inc
Parametric Tech-     Pacific Telesis
nology               Santa Fe Pacific Gold
Adobe Systems        Conrail Inc
Cardinal Health,     Morgan Stanley
Inc                  USLIFE Corp
Charles Schwab       PanEnergy Corp
Countrywide          Great Western Financial
Credit Industries    Giddings & Lewis
Equifax Inc          General Instrument
Washington Mutu-     Intergraph Corp
al, Inc              Santa Fe Energy Resources
SunAmerica Inc       US Bancorp
NextLevel Systems    McDonnell Douglas
Apache Corp          Ensearch Corp
Anadarko Petro-      NorAm Energy
leum                 James River
Owens Illinois       Nynex Corp
Progressive Corp     Tandem Computers
Huntington
Bancshares
Mirage Resorts
Fort James Corp
State Street Corp
ClearChannel Com-
munications


This Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by BGFA.

SHORT-INTERMEDIATE TERM FUND

                                                  Average Annual
PERFORMANCE AS OF 8/31/97                           Total Return
----------------------------------------------------------------
                                        One-year           8.34%
                    Life Of Fund (7/2/93-8/31/97)          4.88%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

WHAT WAS THE PERFORMANCE FOR THE FUND FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1997?

The Fund posted a 3.83% total return for the period.

HOW HAS THE SHORT TO INTERMEDIATE BOND SECTOR PERFORMED WITH RESPECT TO THE REST OF THE BOND SECTORS IN THE PAST SIX MONTHS?

Over the past six months interest rates have generally declined. For example, the yield on the 5-year Treasury note has declined from 6.60% to its current level of 6% (as of 8/31/97). While falling rates enhance the returns of all bonds, longer-term bonds tend to outperform intermediate notes.

HOW DID THE ECONOMY AFFECT THE INTERMEDIATE BOND MARKET OF THE PAST SIX MONTHS? HOW HAVE THE LONG-TERM AND SHORT-TERM INTEREST RATES AFFECTED THE BOND MARKET?

The U.S. economy slowed from its robust growth rate of 4.9% in the first quarter to a more sustainable growth rate of 3.6% in the second quarter. Inflation has remained very low at 2.2% year-over-year. Slowing growth with moderate inflation has provided an environment for interest rates to decline. Since the end of the second quarter 2-year Treasury note prices have declined by 60 basis points with long bond prices declining 65 basis points to yield 5.80% and 6.40% respectively.

HOW DO THE INTERMEDIATE BOND MARKETS LOOK FOR THE REMAINDER OF 1997, AND WHAT IS THE FUND'S STRATEGY FOR THE COMING YEAR?

We expect the U.S. economy to experience above average growth for the balance of the year and thus the Federal Reserve will likely nudge

    INVESTMENT ADVISER DISCUSSION
short-term rates up by 25 basis points prior to year-end. We expect intermediate rates to continue to remain in a relatively narrow range with 5-year notes trading between 6.0% and 6.50%. Within this environment, the Fund's duration will remain neutral to the benchmark at approximately 3.25. Corporate bonds will continue to be a core holding for yield enhancement, as credit quality is expected to remain stable.





This Fund is organized as a "feeder" fund in a "master-feeder" structure. In-stead of investing directly in the individual portfolio securities, the "feed-er" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. Refer-ences to the Fund are to the feeder fund or the Master Portfolio, as the con-text requires. The Master Portfolio is advised by BGFA and sub-advised by Wells Fargo Bank, N.A.

U.S. TREASURY ALLOCATION FUND

                                                  Average Annual
PERFORMANCE AS OF 8/31/97                           Total Return
----------------------------------------------------------------
                                        One-year           8.88%
                    Life Of Fund (7/2/93-8/31/97)          5.07%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

WHAT WAS THE PERFORMANCE FOR THE FUND FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1997?

The Fund posted a 3.86% total return for the period.

HOW DID THE PORTFOLIO'S ALLOCATION CHANGE DURING THE PERIOD IN RESPONSE TO THE DIFFERENT MARKET CONDITIONS?

The U.S. Treasury Allocation Fund has shifted between the three asset classes in which the Fund invests on three separate occasions in response to yield curve fluctuations. The first of these shifts occurred in March when the allocation moved from 0/80/20 (bonds/notes/cash) to 0/100/0. This move was in response to a relative increase in note yields as compared to cash yields. Since the immediately prior allocation shift in December 1996, note yields had risen substantially when compared to the relative rise in bond and cash yields. In general, yields increased across all maturity classes in the first quarter, in response to a strengthening U.S. economy. On March 25th the Federal Reserve Board raised short-term interest rates, the first such move in more than two years. The second shift occurred in June when our model suggested a shift in allocation back to a 0/80/20 mix. While bond and note yields declined considerably during this period, cash yields were down only 14 basis points, making them a more attractive yielding maturity class. In general, bond yields fell during the second quarter due to a slow down in the economy along with stable inflation. The third shift occurred early in the third quarter, when our model suggested a further shift away from notes and into cash and the allocation changed to 0/60/40. While both bond and note yields registered a further decrease, cash yields actually increased. There have been no changes in the asset mix since July.

    INVESTMENT ADVISER DISCUSSION

WITH THE CURRENT UNCERTAINTY IN THE MARKETPLACE, HOW WILL THE FUND POSITION ITSELF DURING THE REST OF 1997?

The U.S. Treasury Allocation Fund allows a purely quantitative strategy that is managed in a systematic, disciplined fashion. The asset allocation process does not predict when markets will become fairly valued, rather, it is designed to recognize when securities are overvalued or undervalued relative to one another. The strategy is an inherently contrarian process and as such, it frequently recommends positions that are in advance of general market trends. By focusing on quantitative inputs rather than economic indicators released daily or monthly, the Fund bases its allocation decisions on long-term as opposed to very short-term factors.




This Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by BGFA.

MONEY MARKET FUND--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                              INTEREST  MATURITY
 PRINCIPAL  SECURITY NAME                       RATE      DATE      VALUE

            CERTIFICATES OF DEPOSIT-15.27%
 $5,000,000 Commerzbank International SA          5.80% 01/15/98 $  5,000,542
  4,000,000 Morgan Trust NY                       5.80  07/28/98    3,998,607
  7,000,000 Rabobank Nederland NY                 6.05  03/27/98    6,998,506
  2,000,000 Societe Generale (France)             5.72  10/30/97    2,000,353
  5,000,000 Societe Generale (France)             6.13  09/12/97    5,000,849
  5,000,000 Wachovia Bank                         5.52  10/01/97    5,000,059
                                                                 ------------
            TOTAL CERTIFICATES OF DEPOSIT                        $ 27,998,916
            COMMERCIAL PAPER-56.16%
 $7,000,000 Asset Securitization
             Cooperative Corp                     5.51% 09/18/97 $  6,979,643
  7,000,000 Associates Corp                       5.50  09/22/97    6,975,403
  6,000,000 Bankers Trust                         5.48  12/05/97    5,911,406
  2,000,000 CC USA Corp                           5.57  09/30/97    1,990,407
  3,000,000 Cargill Inc                           5.47  09/22/97    2,989,516
  6,000,000 CIT Group Holdings                    5.50  09/25/97    5,976,167
  5,000,000 Commercial Bank Detroit               6.00  03/27/98    4,996,869
  5,000,000 Goldman Sachs & Co                    5.55  10/06/97    4,971,479
  3,500,000 Goldman Sachs & Co                    5.54  10/06/97    3,480,071
  8,000,000 Greenwich Funding                     5.55  09/15/97    7,980,266
  6,000,000 IBM Corp                              5.50  09/22/97    5,978,918
  5,000,000 Kingdom Of Sweden                     5.47  12/01/97    4,929,345
  7,000,000 Merrill Lynch                         5.53  10/07/97    6,959,140
  4,000,000 Metropolitan Life Inc                 5.51  09/24/97    3,984,694
  2,000,000 Morgan Guaranty Trust                 5.96  06/22/98    1,999,454
  7,000,000 New Center Association                5.51  10/08/97    6,958,215
  3,000,000 Pepsico Inc                           5.49  09/12/97    2,994,053
  7,000,000 Receivables Capital Corp              5.52  09/03/97    6,995,707
  7,000,000 Sheffield Receivables Corp            5.54  09/16/97    6,981,687
  3,000,000 Union Commercial                      5.78  12/29/97    2,941,719
                                                                 ------------
            TOTAL COMMERCIAL PAPER                               $102,974,159
            U.S. GOVERNMENT AGENCY SECURITIES-9.60%
 $4,000,000 Federal Home Loan Bank                5.38% 09/03/97 $  3,997,609
  7,630,000 Federal Home Loan Mortgage Corp       5.42  09/11/97    7,616,215
  6,000,000 Student Loan Market Association       5.42  09/02/97    5,997,290
                                                                 ------------
            TOTAL U.S. GOVERNMENT AGENCY SECURITIES              $ 17,611,114

    MONEY MARKET FUND--AUGUST 31, 1997 (UNAUDITED)

MONEY MARKET FUND--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                         INTEREST  MATURITY
 PRINCIPAL  SECURITY NAME                  RATE      DATE      VALUE

            VARIABLE & FLOATING RATE NOTES-17.45%
 $7,000,000 Australia New Zealand Bank       5.61% 07/28/98 $  6,996,469
  7,000,000 Bank of America                  5.65  04/16/98    6,997,874
  5,000,000 FCC National Bank                5.62  02/20/98    4,998,847
  6,000,000 PHH Corp                         5.56  09/22/97    6,000,000
  7,000,000 PNC Funding Corp                 5.53  10/01/97    6,999,596
                                                            ------------

            TOTAL VARIABLE &
            FLOATING RATE NOTES          $ 31,992,786
            TOTAL
            INVESTMENT IN
            SECURITIES
            (Cost
            $180,576,975)*
            (Notes 1 and
            3)                98.48%     $180,576,975
            Other Assets
            and
            Liabilities,
            Net                1.52%        2,794,218
                             ------      ------------
            TOTAL NET
            ASSETS           100.00%     $183,371,193
                             ======      ============

--------------------------------------------------------------------------------
*Cost for income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)

                                                           Asset         Bond
                                                      Allocation        Index
                                                            Fund         Fund
------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
In corresponding Master Portfolio, at market value
 (Note 1)                                           $450,492,695 $127,009,361
Cash                                                           0            0
RECEIVABLES:
 Dividends and interest                                        0            0
TOTAL ASSETS                                         450,492,695  127,009,361
LIABILITIES
PAYABLES:
 Distribution to shareholders                          1,332,336      657,848
 Due to BGI and Stephens (Note 2)                        397,672       50,048
TOTAL LIABILITIES                                      1,730,008      707,896
TOTAL NET ASSETS                                    $448,762,687 $126,301,465
NET ASSETS CONSIST OF:
 Paid-in capital                                     351,240,765  128,153,134
 Undistributed net investment income                      39,423       23,017
 Undistributed net realized gain (loss) on
  investments                                         39,728,148   (1,316,922)
 Net unrealized appreciation (depreciation) on
  investments                                         57,754,351     (557,764)
TOTAL NET ASSETS                                    $448,762,687 $126,301,465
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
 PER SHARE
Net Assets                                          $448,762,687 $126,301,465
Shares outstanding                                    34,560,356   13,302,520
Net asset value and offering price per share        $      12.98 $       9.49
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS AND LIABILITIES--AUGUST 31, 1997 (UNAUDITED)


      Growth        LifePath          LifePath           LifePath          LifePath
       Stock            2000              2010               2020              2030
        Fund            Fund              Fund               Fund              Fund
----------------------------------------------------------
$234,956,808     $46,053,033       $98,301,696       $126,920,905       $72,599,691
           0               0                 0                  0                 0
           0               0                 0                  0                 0
 234,956,808      46,053,033        98,301,696        126,920,905        72,599,691
           0               0                 0                  0                 0
      95,108          32,709            86,962            113,490            64,164
      95,108          32,709            86,962            113,490            64,164
$234,861,700     $46,020,324       $98,214,734       $126,807,415       $72,535,527
 178,044,913      43,382,783        86,831,013        107,578,912        60,454,153
    (516,311)        327,355           515,495            502,849           226,690
   9,837,769         534,982         1,921,375          2,371,087         1,016,236
  47,495,329       1,775,204         8,946,851         16,354,567        10,838,448
$234,861,700     $46,020,324       $98,214,734       $126,807,415       $72,535,527
$234,861,700     $46,020,324       $98,214,734       $126,807,415       $72,535,527
  14,322,960       4,054,823         7,387,160          8,664,481         4,615,059
$      16.40     $     11.35       $     13.30       $      14.64       $     15.72
-----------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)

                                                              LifePath
                                                                  2040
                                                                  Fund
----------------------------------------------------------------------
ASSETS
INVESTMENTS:
 In corresponding Master Portfolio, at market value
  (Note 1)                                                 $94,223,007
Cash                                                                 0
RECEIVABLES:
 Dividends and interest                                              0
TOTAL ASSETS                                                94,223,007
LIABILITIES
PAYABLES:
 Distribution to shareholders                                        0
 Due to BGI and Stephens (Note 2)                               76,095
TOTAL LIABILITIES                                               76,095
TOTAL NET ASSETS                                           $94,146,912
NET ASSETS CONSIST OF:
 Paid-in capital                                            78,298,871
 Undistributed net investment income                           181,261
 Undistributed net realized gain (loss) on investments       3,369,981
 Net unrealized appreciation (depreciation) on investments  12,296,799
TOTAL NET ASSETS                                           $94,146,912
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net Assets                                                 $94,146,912
Shares outstanding                                           5,500,696
Net asset value and offering price per share               $     17.12
----------------------------------------------------------------------

* The Money Market Fund does not invest in a corresponding Master Portfolio. The cost of securities held at August 31, 1997 is the same as the market val-ue.

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS AND LIABILITIES--AUGUST 31, 1997 (UNAUDITED)


       Money                S&P          Short-Intermediate          U.S. Treasury
      Market           500 Stock                       Term             Allocation
       Fund*                Fund                       Fund                   Fund
---------------------------------------------------
$180,576,975      $1,826,037,383                $10,530,420            $44,946,549
   2,475,079                   0                          0                      0
   1,192,965                   0                          0                      0
 184,245,020       1,826,037,383                 10,530,420             44,946,549
     765,698                   0                     52,988                202,250
     108,129             644,867                     10,133                 39,274
     873,827             644,867                     63,121                241,524
$183,371,193      $1,825,392,516                $10,467,299            $44,705,025
 183,433,459       1,203,248,473                 10,805,060             49,265,607
           0           5,545,620                      1,882                  6,722
     (62,266)         33,706,895                   (337,061)            (4,690,657)
           0         582,891,528                     (2,582)               123,353
$183,371,193      $1,825,392,516                $10,467,299            $44,705,025
$183,371,193      $1,825,392,516                $10,467,299            $44,705,025
 183,432,964          94,332,630                  1,134,378              4,813,853
$       1.00      $        19.35                $      9.23            $      9.29
-----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)

                                                            Asset        Bond
                                                       Allocation       Index
                                                             Fund        Fund
------------------------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER PORTFOLIO
 Dividends                                            $ 1,754,118  $        0
 Interest                                               8,641,552   4,288,645
 Expenses                                                (770,659)    (49,858)
 NET INVESTMENT INCOME (LOSS) ALLOCATED FROM
  MASTER PORTFOLIO                                      9,625,011   4,238,787
EXPENSES (NOTE 2)
 Administration fees                                      879,885      93,350
TOTAL EXPENSES                                            879,885      93,350
Less:
 Waived fees                                                    0           0
Net expenses                                              879,885      93,350
NET INVESTMENT INCOME (LOSS)                            8,745,126   4,145,437
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER PORTFOLIOS
 Net realized gain (loss) on sale of investments       29,555,252    (323,799)
 Net change in unrealized appreciation (depreciation)
  of investments                                          790,050   1,146,181
NET GAIN (LOSS) ON INVESTMENTS                         30,345,302     822,382
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                           $39,090,428  $4,967,819
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE SIX MONTHS ENDED AUGUST 31, 1997
    (UNAUDITED)


     Growth        LifePath            LifePath             LifePath            LifePath
      Stock            2000                2010                 2020                2030
       Fund            Fund                Fund                 Fund                Fund
----------------------------------------------------
$   125,590      $  103,991          $  438,387          $   770,903          $  519,862
    184,595       1,071,380           1,513,087            1,295,868             477,032
   (652,548)       (124,617)           (252,059)            (320,287)           (178,331)
   (342,363)      1,050,754           1,699,415            1,746,484             818,563
    195,700          90,466             183,044              232,566             129,469
    195,700          90,466             183,044              232,566             129,469
   ( 21,752)              0                   0                    0                   0
    173,948          90,466             183,044              232,566             129,469
   (516,311)        960,288           1,516,371            1,513,918             689,094
 (2,321,372)        372,236           1,264,584            1,313,982             516,739
 36,928,123       1,082,470           4,475,154            8,860,384           5,835,910
 34,606,751       1,454,706           5,739,738           10,174,366           6,352,649
$34,090,440      $2,414,994          $7,256,109          $11,688,284          $7,041,743
-----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)

                                                                     LifePath
                                                                         2040
                                                                         Fund
------------------------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER PORTFOLIO
 Dividends                                                         $  716,998
 Interest                                                             240,599
 Expenses                                                            (220,241)
 NET INVESTMENT INCOME (LOSS) ALLOCATED FROM
  MASTER PORTFOLIO                                                    737,356
EXPENSES (NOTE 2)
 Administration fees                                                  159,883
TOTAL EXPENSES                                                        159,883
Less:
 Waived fees                                                                0
Net expenses                                                          159,883
NET INVESTMENT INCOME (LOSS)                                          577,473
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM
 MASTER PORTFOLIOS
 Net realized gain (loss) on sale of investments                    2,537,827
 Net change in unrealized appreciation (depreciation) of
  investments                                                       6,149,740
NET GAIN (LOSS) ON INVESTMENTS                                      8,687,567
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $9,265,040
------------------------------------------------------------------------------

 * The Money Market Fund does not have a corresponding Master Portfolio. All interest is derived from securities held by the Fund.

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE SIX MONTHS ENDED AUGUST 31, 1997
    (UNAUDITED)


     Money                S&P            Short-Intermediate            U.S. Treasury
    Market          500 Stock                          Term               Allocation
     Fund*               Fund                          Fund                     Fund
-----------------------------------------------
$        0       $ 13,487,357                      $      0               $        0
 5,135,507          3,376,917                       417,606                1,639,754
  (316,888)          (405,868)                      (26,211)                 (68,555)
 4,818,619         16,458,406                       391,395                1,571,199
    89,887          1,217,776                        10,473                   91,300
    89,887          1,217,776                        10,473                   91,300
         0                  0                             0                        0
    89,887          1,217,776                        10,473                   91,300
 4,728,732         15,240,630                       380,922                1,479,899
    (4,763)        21,746,398                       (85,303)                (160,169)
         0        180,700,469                       117,733                  384,510
    (4,763)       202,446,866                        32,430                  224,341
$4,723,969       $217,687,497                      $413,352               $1,704,240
-------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    Asset Allocation Fund
                                       -----------------------------------
                                                For the            For the
                                       Six Months Ended         Year Ended
                                        August 31, 1997  February 28, 1997
                                            (Unaudited)
---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)              $  8,745,126       $ 17,275,336
 Net realized gain (loss) on sale of
  investments                                29,555,252         38,140,198
 Net change in unrealized appreciation
  (depreciation) of investments                 790,050         (1,289,056)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   39,090,428         54,126,478
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                  (8,748,678)       (17,247,080)
 From net realized gain on sale of
  investments                                         0        (26,664,455)
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                   62,272,259        154,834,083
 Net asset value of shares issued in
  reinvestment of dividends and
  distributions                               7,416,216         44,837,891
 Cost of shares redeemed                    (82,852,641)      (176,232,020)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS                               (13,164,166)        23,439,954
INCREASE (DECREASE) IN NET ASSETS            17,177,584         33,654,897
NET ASSETS:
Beginning net assets                        431,585,103        397,930,206
ENDING NET ASSETS                          $448,762,687       $431,585,103
SHARES ISSUED AND REDEEMED:
 Shares sold                                  4,999,539         12,906,366
 Shares issued in reinvestment of
  dividends and distributions                   593,046          3,754,997
 Shares redeemed                             (6,645,280)       (14,682,595)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                 (1,052,695)         1,978,768
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                    Bond Index Fund                       Growth Stock Fund
------------------------------------    --------------------------------------
         For the             For the             For the              For the
Six Months Ended          Year Ended    Six Months Ended           Year Ended
 August 31, 1997   February 28, 1997     August 31, 1997    February 28, 1997
     (Unaudited)                             (Unaudited)
-------------------------------------------------------
    $  4,145,437        $  6,188,613        $   (516,311)        $   (920,167)
        (323,799)           (257,556)         (2,321,372)          15,318,009
       1,146,181          (1,931,019)         36,928,123          (25,141,390)
       4,967,819           4,000,038          34,090,440          (10,743,548)
      (4,176,079)         (6,134,953)                  0                    0
               0                   0                   0           (3,202,048)
      17,604,783         115,659,105          72,396,425          170,007,270
       3,518,140           6,438,762                   0            3,202,048
     (25,082,427)        (48,583,524)        (84,843,307)        (124,629,401)
      (3,959,504)         73,514,343         (12,446,882)          48,579,917
      (3,167,764)         71,379,428          21,643,558           34,634,321
     129,469,229          58,089,801         213,218,142          178,583,821
    $126,301,465        $129,469,229        $234,861,700         $213,218,142
       1,867,260          12,158,949           4,952,816           10,851,913
         373,999             680,187                   0              208,331
      (2,674,602)         (5,119,468)         (5,785,696)          (7,988,397)
        (424,342)          7,719,668            (832,880)           3,071,847
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                      LifePath 2000 Fund               LifePath 2010 Fund
                          -------------------------------  -------------------------------
                               For the        Period from       For the        Period from
                            Six Months     March 26, 1996    Six Months     March 26, 1996
                                 Ended      (Commencement         Ended      (Commencement
                            August 31,  of Operations) to    August 31,  of Operations) to
                                  1997  February 28, 1997          1997  February 28, 1997
                           (Unaudited)                      (Unaudited)
-------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income
  (loss)                  $    960,288       $  1,403,756  $  1,516,371       $  2,005,706
 Net realized gain
  (loss) on sale of
  investments                  372,236            162,746     1,264,584            656,791
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments                1,082,470            692,734     4,475,154          4,471,698
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS             2,414,994          2,259,236     7,256,109          7,134,195
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income                      (938,954)        (1,097,736)   (1,426,416)        (1,580,166)
 From net realized gain
  on sale of investments             0                  0             0                  0
CAPITAL SHARE
 TRANSACTIONS:
 Proceeds from shares
  sold                      12,835,742         64,429,732    25,398,542        113,729,167
 Net asset value of
  shares issued in
  reinvestment of
  dividends and
  distributions                938,954          1,095,909     1,426,383          1,576,451
 Cost of shares redeemed   (15,808,175)       (20,109,378)  (21,643,468)       (33,656,063)
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS               (2,033,479)        45,416,263     5,181,457         81,649,555
INCREASE (DECREASE) IN
 NET ASSETS                   (557,439)        46,577,763    11,011,150         87,203,584
NET ASSETS:
Beginning net assets        46,577,763                  0    87,203,584                  0
ENDING NET ASSETS         $ 46,020,324       $ 46,577,763  $ 98,214,734       $ 87,203,584
SHARES ISSUED AND
 REDEEMED:
 Shares sold                 1,148,019          6,021,502     1,966,779          9,702,222
 Shares issued in
  reinvestment of
  dividends                     85,574            102,561       112,751            133,390
 Shares redeemed            (1,424,060)        (1,878,773)   (1,692,598)        (2,835,384)
NET INCREASE (DECREASE)
 IN SHARES OUTSTANDING        (190,467)         4,245,290       386,932          7,000,228
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


            LifePath 2020 Fund               LifePath 2030 Fund               LifePath 2040 Fund
-------------------------------  -------------------------------  -------------------------------
     For the        Period from       For the        Period from       For the        Period from
  Six Months     March 26, 1996    Six Months     March 26, 1996    Six Months     March 26, 1996
       Ended      (Commencement         Ended      (Commencement         Ended      (Commencement
  August 31,  of Operations) to    August 31,  of Operations) to    August 31,  of Operations) to
        1997  February 28, 1997          1997  February 28, 1997          1997  February 28, 1997
 (Unaudited)                      (Unaudited)                      (Unaudited)
--------------------------------------------------------------------------------------------------
$  1,513,918       $  1,938,192  $    689,094       $    814,543  $    577,473       $    686,259
   1,313,982          1,202,749       516,739            645,645     2,537,827            847,438
   8,860,384          7,494,183     5,835,910          5,002,538     6,149,740          6,147,059
  11,688,284         10,635,124     7,041,743          6,462,726     9,265,040          7,680,756
  (1,400,430)        (1,548,831)     (615,153)          (661,794)     (519,859)          (562,612)
           0           (145,644)            0           (146,148)            0            (15,284)
  32,468,069        147,132,963    21,670,567         70,729,578    40,241,421         87,726,379
   1,400,430          1,545,026       615,151            804,134       519,840            561,376
 (22,762,991)       (52,204,585)  (14,752,273)       (18,613,004)  (24,835,035)       (25,915,110)
  11,105,508         96,473,404     7,533,445         52,920,708    15,926,226         62,372,645
  21,393,362        105,414,053    13,960,035         58,575,492    24,671,407         69,475,505
 105,414,053                  0    58,575,492                  0    69,475,505                  0
$126,807,415       $105,414,053  $ 72,535,527       $ 58,575,492  $ 94,146,912       $ 69,475,505
   2,331,557         11,957,914     1,437,784          5,498,688     2,437,465          6,394,187
     101,820            123,825        41,865             61,161        32,726             40,724
  (1,636,579)        (4,214,056)     (999,764)        (1,424,675)   (1,538,506)        (1,865,900)
     796,798          7,867,683       479,885          4,135,174       931,685          4,569,011
--------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                        Money Market Fund
                                       -----------------------------------
                                                For the            For the
                                       Six Months Ended         Year Ended
                                        August 31, 1997  February 28, 1997
                                            (Unaudited)
---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)             $   4,728,732      $   8,103,742
 Net realized gain (loss) on sale of
  investments                                         0              1,533
 Net change in unrealized appreciation
  (depreciation) of investments                  (4,763)                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    4,723,969          8,105,275
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                  (4,728,732)        (8,103,742)
 From net realized gain on sale of
  investments                                         0                  0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                  114,263,968        176,002,509
 Net asset value of shares issued in
  reinvestment of dividends and
  distributions                               4,479,152          7,951,900
 Cost of shares redeemed                   (112,413,346)      (163,761,261)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARES
 TRANSACTIONS                                 6,329,774         20,193,148
INCREASE (DECREASE) IN NET ASSETS             6,325,011         20,194,681
NET ASSETS:
Beginning net assets                        177,046,182        156,851,501
ENDING NET ASSETS                         $ 183,371,193      $ 177,046,182
SHARES ISSUED AND REDEEMED:
 Shares sold                                114,263,967        176,002,509
 Shares issued in reinvestment of
  dividends and distributions                 4,479,152          7,951,876
 Shares redeemed                           (112,413,346)      (163,761,261)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                  6,329,773         20,193,124
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                 S&P 500 Stock Fund            Short-Intermediate Term Fund
------------------------------------    --------------------------------------
         For the             For the             For the              For the
Six Months Ended          Year Ended    Six Months Ended           Year Ended
 August 31, 1997   February 28, 1997     August 31, 1997    February 28, 1997
     (Unaudited)                             (Unaudited)
-------------------------------------------------------
  $   15,240,630      $   23,815,692         $   380,922          $   846,293
      21,746,398          21,513,935             (85,303)             (86,579)
     180,700,469         219,020,476             117,733             (214,500)
     217,687,497         264,350,103             413,362              545,214
     (13,994,145)        (22,785,673)           (384,390)            (840,943)
               0         (16,780,931)                  0                    0
     415,800,446         539,066,703           1,001,799            4,322,741
      13,986,533          25,515,514             331,362              909,344
    (231,112,039)       (249,037,913)         (3,948,401)          (5,586,461)
     198,674,940         315,544,304          (2,615,240)            (354,376)
     402,368,292         540,327,803          (2,586,278)            (650,105)
   1,423,024,224         882,696,421          13,053,577           13,703,682
  $1,825,392,516      $1,423,024,224         $10,467,299          $13,053,577
      22,742,439          35,425,415             108,843              468,606
         794,685           1,696,159              36,102               98,728
     (12,755,756)        (16,520,854)           (430,215)            (606,156)
      10,781,368          20,600,720            (285,270)             (38,822)
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                            U.S. Treasury Allocation Fund
                                       -----------------------------------
                                                For the            For the
                                       Six Months Ended         Year Ended
                                        August 31, 1997  February 28, 1997
                                            (Unaudited)
---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)              $  1,479,899       $  3,002,841
 Net realized gain (loss) on sale of
  investments                                  (160,169)          (142,717)
 Net change in unrealized appreciation
  (depreciation) of investments                 384,510           (507,060)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    1,704,240          2,353,064
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                  (1,481,841)        (2,994,176)
 From net realized gain on sale of
  investments                                         0                  0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                    5,920,896         12,235,270
 Net asset value of shares issued in
  reinvestment of dividends and
  distributions                               1,279,538          3,193,414
 Cost of shares redeemed                    (10,260,225)       (18,877,292)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARES
 TRANSACTIONS                                (3,059,791)        (3,448,608)
INCREASE (DECREASE) IN NET ASSETS            (2,837,392)        (4,089,720)
NET ASSETS:
Beginning net assets                         47,542,417         51,632,137
ENDING NET ASSETS                          $ 44,705,025       $ 47,542,417
SHARES ISSUED AND REDEEMED:
 Shares sold                                    641,447          1,321,414
 Shares issued in reinvestment of
  dividends and distributions                   139,108            346,020
 Shares redeemed                             (1,113,820)        (2,042,217)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                   (333,265)          (374,783)
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      Asset Allocation Fund
                          ----------------------------------------------------------------------
                                                                                     Period From
                                                                                         July 2,
                                                                                            1993
                           Six Months                                                 (Commence-
                                Ended                                                    ment of
                           August 31,    Year Ended    Year Ended    Year Ended   Operations) to
                                 1997  February 28,  February 29,  February 28,     February 28,
                          (Unaudited)          1997          1996          1995             1994
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD           $12.12        $11.83         $9.93        $10.19           $10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)                         0.25          0.47          0.40          0.44             0.23
 Net realized and
  unrealized gain (loss)
  on investments                 0.86          1.02          1.90         (0.14)            0.28
TOTAL FROM INVESTMENT
 OPERATIONS                      1.11          1.49          2.30          0.30             0.51
LESS DISTRIBUTIONS:
 From net investment
  income                        (0.25)        (0.47)        (0.40)        (0.44)           (0.23)
 From net realized gains         0.00         (0.73)         0.00         (0.12)           (0.09)
TOTAL DISTRIBUTIONS             (0.25)        (1.20)        (0.40)        (0.56)           (0.32)
NET ASSET VALUE, END OF
 PERIOD                        $12.98        $12.12        $11.83         $9.93           $10.19
TOTAL RETURN (NOT
 ANNUALIZED)                     9.23%        13.09%        23.54%         3.28%            5.14%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
  period (000)               $448,763      $431,585      $397,930      $293,696         $217,140
 Number of shares
  outstanding, end of
  period (000)                 34,560        35,613        33,634        29,585           21,303
RATIOS TO AVERAGE NET
 ASSETS+:
 Ratio of expenses to
  average net
  assets(/1/)                    0.75%         0.75%         0.75%         0.75%            0.79%
 Ratio of net investment
  income (loss) to
  average net
  assets(/2/)                    3.97%         3.95%         3.62%         4.62%            3.47%
Portfolio turnover                 --            --            --            24%*             33%
-------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                      N/A           N/A           N/A          0.76%            0.80%
(2) Ratio of net
    investment income
    (loss) to average
    net assets prior to
    waived fees and
    reimbursed expenses           N/A           N/A           N/A          4.61%            3.46%
-------------------------------------------------------------------------------------------------

  * This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.
  + Annualized for periods of less than one year. These ratios include expenses charged to the Master Portfolio.

    FINANCIAL HIGHLIGHTS



                                                       Bond Index Fund
----------------------------------------------------------------------------
                                                                 Period From
                                                                     July 2,
                                                                        1993
                                                                  (Commence-
Six Months Ended                                                     ment of
      August 31,     Year Ended    Year Ended    Year Ended   Operations) to
            1997   February 28,  February 29,  February 28,     February 28,
     (Unaudited)           1997          1996          1995             1994
----------------------------------------------
           $9.43          $9.66         $9.20         $9.76           $10.00
            0.32           0.63          0.64          0.64             0.38
            0.06          (0.23)         0.46         (0.56)           (0.24)
            0.38           0.40          1.10          0.08             0.14
           (0.32)         (0.63)        (0.64)        (0.64)           (0.38)
            0.00           0.00          0.00          0.00             0.00
           (0.32)         (0.63)        (0.64)        (0.64)           (0.38)
           $9.49          $9.43         $9.66         $9.20            $9.76
            4.06%          4.32%        12.17%         1.12%            1.38%
        $126,301       $129,469       $58,090       $18,593          $14,899
          13,303         13,736         6,016         2,020            1,526
            0.23%          0.23%         0.23%         0.23%            0.31%
            6.66%          6.69%         6.67%         7.08%            5.88%
              --             --            --            14%*             20%
-----------------------------------------------------------------------------
             N/A           0.32%         0.53%         0.71%            0.32%
             N/A           6.60%         6.37%         6.61%            5.87%
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                           Growth Stock Fund
                           -------------------------------------------------------------------------
                                                                                         Period From
                                                                                             July 2,
                                                                                                1993
                            Six Months                                                    (Commence-
                                 Ended                                                       ment of
                            August 31,     Year Ended     Year Ended     Year Ended   Operations) to
                                  1997   February 28,   February 29,   February 28,     February 28,
                           (Unaudited)           1997           1996           1995             1994
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $14.07         $14.78         $11.64         $11.52           $10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)                         (0.04)         (0.06)         (0.01)          0.00            (0.01)
 Net realized and
  unrealized gain (loss)
  on investments                  2.37          (0.43)          4.82           0.19             1.86
TOTAL FROM INVESTMENT
 OPERATIONS                       2.33          (0.49)          4.81           0.19             1.85
LESS DISTRIBUTIONS:
 From net investment
  income                          0.00           0.00          (0.01)          0.00             0.00
 From net realized gains          0.00          (0.22)         (1.66)         (0.07)           (0.33)
TOTAL DISTRIBUTIONS               0.00          (0.22)         (1.67)         (0.07)           (0.33)
NET ASSET VALUE, END OF
 PERIOD                         $16.40         $14.07         $14.78         $11.64           $11.52
TOTAL RETURN (NOT
 ANNUALIZED)                     16.56%         (3.46)%        42.10%          1.70%           18.65%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)                $234,862       $213,218       $178,584        $96,925          $45,443
 Number of shares
  outstanding, end of
  period (000)                  14,323         15,156         12,084          8,330            3,945
RATIOS TO AVERAGE NET
 ASSETS+:
 Ratio of expenses to
  average net assets(/1/)         0.76%          0.76%          0.76%          0.76%            0.80%
 Ratio of net investment
  income (loss) to
  average net assets(/2/)        (0.47)%        (0.41)%        (0.12)%        (0.02)%          (0.18)%
Portfolio turnover                  --             --             --             27%*            104%
------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                      0.78%          0.81%          0.86%          0.87%            0.80%
(2) Ratio of net
    investment income
    (loss) to average net
    assets prior to
    waived fees and
    reimbursed expenses          (0.49)%        (0.46)%        (0.22)%       (0.12)%           (0.18)%
------------------------------------------------------------------------------------------------------

   * This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.
   + Annualized for periods of less than one year. These ratios include ex-penses charged to the Master Portfolio.

    FINANCIAL HIGHLIGHTS


        LifePath 2000 Fund           LifePath 2010 Fund           LifePath 2020 Fund           LifePath 2030 Fund
---------------------------  ---------------------------  ---------------------------  ---------------------------
                Period From                  Period From                  Period From                  Period From
             March 26, 1996               March 26, 1996               March 26, 1996               March 26, 1996
 Six Months      (Commence-   Six Months      (Commence-   Six Months      (Commence-   Six Months      (Commence-
      Ended         ment of        Ended         ment of        Ended         ment of        Ended         ment of
 August 31,  Operations) to   August 31,  Operations) to   August 31,  Operations) to   August 31,  Operations) to
       1997    February 28,         1997    February 28,         1997    February 28,         1997     February 28
(Unaudited)            1997  (Unaudited)            1997  (Unaudited)            1997  (Unaudited)            1997
---------------------------------------------------------------
     $10.97          $10.55       $12.46          $11.44       $13.40          $11.97       $14.17          $12.39
       0.24            0.39         0.21            0.33         0.18            0.29         0.16            0.23
       0.37            0.35         0.83            0.96         1.23            1.40         1.53            1.79
       0.61            0.74         1.04            1.29         1.41            1.69         1.69            2.02
      (0.23)          (0.32)       (0.20)          (0.27)       (0.17)          (0.24)       (0.14)          (0.20)
       0.00            0.00         0.00            0.00         0.00           (0.02)        0.00           (0.04)
      (0.23)          (0.32)       (0.20)          (0.27)       (0.17)          (0.26)       (0.14)          (0.24)
     $11.35          $10.97       $13.30          $12.46       $14.64          $13.40       $15.72          $14.17
       5.64%           7.00%        8.45%          11.98%       10.63%          15.06%       12.02%          17.37%
    $46,020         $46,578      $98,215         $87,204     $126,807        $105,414      $72,536         $58,575
      4,055           4,245        7,387           7,000        8,664           7,868        4,615           4,135
       0.95%           0.95%        0.95%           0.95%        0.95%           0.95%        0.95%           0.95%
       4.25%           4.21%        3.31%           3.26%        2.60%           2.57%        2.13%           2.05%
         --              --           --              --           --              --           --              --
-------------------------------------------------------------------------------------------------------------------
        N/A             N/A          N/A             N/A          N/A             N/A          N/A             N/A
        N/A             N/A          N/A             N/A          N/A             N/A          N/A             N/A
-------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          LifePath 2040 Fund
                                               ------------------------------
                                                                  Period From
                                                Six Months     March 26, 1996
                                                     Ended      (Commencement
                                                August 31,  of Operations) to
                                                      1997       February 28,
                                               (Unaudited)               1997
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $15.21             $12.91
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                         0.11               0.18
 Net realized and unrealized gain (loss) on
  investments                                         1.91               2.27
TOTAL FROM INVESTMENT OPERATIONS                      2.02               2.45
LESS DISTRIBUTIONS:
 From net investment income                         (0.11)              (0.15)
 From net realized gains                              0.00               0.00
TOTAL DISTRIBUTIONS                                  (0.11)             (0.15)
NET ASSET VALUE, END OF PERIOD                      $17.12             $15.21
TOTAL RETURN (NOT ANNUALIZED)                        13.33%             20.47%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                   $94,147            $69,476
 Number of shares outstanding, end of period
  (000)                                              5,501              4,569
RATIOS TO AVERAGE NET ASSETS+:
 Ratio of expenses to average net assets(/1/)         0.95%              0.95%
 Ratio of net investment income to average net
  assets(/2/)                                         1.44%              1.46%
Portfolio turnover                                     --                 --
------------------------------------------------------------------------------
(1) Ratio of expenses to average net
   assets prior to waived fees and
   reimbursed expenses                                 N/A                N/A
(2) Ratio of net investment income to
   average net assets prior to waived
   fees and reimbursed expenses                        N/A                N/A
------------------------------------------------------------------------------

   + Annualized for periods of less than one year. These ratios include expenses charged to the Master Portfolio.

    FINANCIAL HIGHLIGHTS



                                                    Money Market Fund
--------------------------------------------------------------------------
                                                               Period From
 Six Months                                                   July 2, 1993
      Ended                                                  (Commencement
 August 31,      Year Ended    Year Ended    Year Ended  of Operations) to
       1997    February 28,  February 29,  February 28,       February 28,
(Unaudited)            1997          1996          1995               1994
-------------------------------------------------------
      $1.00           $1.00         $1.00         $1.00              $1.00
       0.03            0.05          0.05          0.04               0.02
       0.00            0.00          0.00          0.00               0.00
       0.03            0.05          0.05          0.04               0.02
      (0.03)          (0.05)        (0.05)        (0.04)             (0.02)
       0.00            0.00          0.00          0.00               0.00
      (0.03)          (0.05)        (0.05)        (0.04)             (0.02)
      $1.00           $1.00         $1.00         $1.00              $1.00
       2.64%           5.10%         5.60%         4.40%              1.81%
   $183,371        $177,046      $156,852      $147,269            $81,649
    183,433         177,103       156,910       147,280             81,648
       0.45%           0.45%         0.45%         0.45%              0.49%
       5.17%           4.96%         5.44%         4.44%              2.77%
        N/A             N/A           N/A           N/A                N/A
---------------------------------------------------------------------------
        N/A            0.48%         0.49%         0.57%              0.50%
        N/A            4.93%         5.40%         4.32%              2.76%
---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             S&P 500 Stock Fund
                          --------------------------------------------------------------------------
                                                                                         Period From
                           Six Months                                                   July 2, 1993
                                Ended                                                  (Commencement
                           August 31,    Year Ended    Year Ended    Year Ended   of Operations) to
                                 1997  February 28,  February 29,  February 28,         February 28,
                          (Unaudited)          1997          1996          1995                 1994
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD           $17.03        $14.02        $10.83        $10.50               $10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)                         0.17          0.32          0.31          0.27                 0.16
 Net realized and
  unrealized gain (loss)
  on investments                 2.31          3.23          3.36          0.41                 0.47
TOTAL FROM INVESTMENT
 OPERATIONS                      2.48          3.55          3.67          0.68                 0.63
LESS DISTRIBUTIONS:
 From net investment
  income                        (0.16)        (0.32)        (0.30)        (0.27)               (0.12)
 From net realized gains         0.00         (0.22)        (0.18)        (0.08)               (0.01)
 In excess of net
  realized gains                 0.00          0.00          0.00          0.00                 0.00
TOTAL DISTRIBUTIONS             (0.16)        (0.54)        (0.48)        (0.35)               (0.13)
NET ASSET VALUE, END OF
 PERIOD                        $19.35        $17.03        $14.02        $10.83               $10.50
TOTAL RETURN (NOT
 ANNUALIZED)                    14.65%        25.82%        34.35%         6.71%                6.30%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
  period (000)             $1,825,393    $1,423,024      $882,696      $448,776             $122,391
 Number of shares
  outstanding, end of
  period (000)                 94,333        83,551        62,951        41,427               11,653
RATIOS TO AVERAGE NET
 ASSETS+:
 Ratio of expenses to
  average net
  assets(/1/)                    0.20%         0.20%         0.20%         0.21%                0.27%
 Ratio of net investment
  income to average net
  assets(/2/)                    1.87%         2.15%         2.52%         2.93%                2.46%
Portfolio turnover                 --            --            --             8%*                  4%
-----------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                      N/A          0.22%         0.26%         0.25%                0.28%
(2) Ratio of net
    investment income to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                      N/A          2.13%         2.46%         2.88%                2.45%
-----------------------------------------------------------------------------------------------------

  * This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.
  + Annualized for periods of less than one year. These ratios include expenses charged to the Master Portfolio.

    FINANCIAL HIGHLIGHTS



                                        Short-Intermediate Term Fund
-------------------------------------------------------------------------
                                                              Period From
 Six Months                                                  July 2, 1993
      Ended                                                 (Commencement
 August 31,     Year Ended    Year Ended    Year Ended  of Operations) to
       1997   February 28,  February 29,  February 28,       February 28,
(Unaudited)           1997          1996          1995               1994
---------------------------------------------------
      $9.19          $9.40         $9.15         $9.72             $10.00
       0.31           0.60          0.65          0.64               0.42
       0.04          (0.21)         0.25         (0.57)             (0.28)
       0.35           0.39          0.90          0.07               0.14
      (0.31)         (0.60)        (0.65)        (0.64)             (0.42)
       0.00           0.00          0.00          0.00               0.00
       0.00           0.00          0.00          0.00               0.00
      (0.31)         (0.60)        (0.65)        (0.64)             (0.42)
      $9.23          $9.19         $9.40         $9.15              $9.72
       3.83%          4.29%        10.07%         0.89%              1.42%
    $10,467        $13,054       $13,704       $14,298             $5,258
      1,134          1,420         1,458         1,562                541
       0.63%          0.65%         0.65%         0.65%              0.65%
       6.55%          6.48%         6.82%         7.07%              6.02%
         --             --            --            29%               277%
--------------------------------------------------------------------------
        N/A           1.29%         1.44%         1.41%              0.65%
        N/A           5.84%         6.03%         6.32%              6.02%
--------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 U.S. Treasury Allocation Fund
                          -------------------------------------------------------------------------
                                                                                        Period From
                           Six Months                                                  July 2, 1993
                                Ended                                                 (Commencement
                           August 31,    Year Ended    Year Ended    Year Ended   of Operations) to
                                 1997  February 28,  February 29,  February 28,        February 28,
                          (Unaudited)          1997          1996          1995                1994
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING
 OF PERIOD                      $9.24         $9.35         $8.99         $9.67              $10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)                         0.30          0.56          0.51          0.59                0.39
 Net realized and
  unrealized gain (loss)
  on investments                 0.05         (0.11)         0.36         (0.68)              (0.05)
TOTAL FROM INVESTMENT
 OPERATIONS                      0.35          0.45          0.87         (0.09)               0.34
LESS DISTRIBUTIONS:
 From net investment
  income                        (0.30)        (0.56)        (0.51)        (0.59)              (0.39)
 From net realized gains         0.00          0.00          0.00          0.00               (0.20)
 In excess of net
  realized gains                 0.00          0.00          0.00          0.00               (0.08)
TOTAL DISTRIBUTIONS             (0.30)        (0.56)        (0.51)        (0.59)              (0.67)
NET ASSET VALUE, END OF
 PERIOD                         $9.29         $9.24         $9.35         $8.99               $9.67
TOTAL RETURN (NOT
 ANNUALIZED)                     3.85%         4.99%         9.89%        (0.76)%              3.33%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
  period (000)                $44,705       $47,542       $51,632       $56,852             $58,216
 Number of shares
  outstanding, end of
  period (000)                  4,814         5,147         5,522         6,324               6,019
RATIOS TO AVERAGE NET
 ASSETS:+
 Ratio of expenses to
  average net
  assets(/1/)                    0.70%         0.70%         0.70%         0.70%               0.78%
 Ratio of net investment
  income to average net
  assets(/2/)                    6.49%         6.03%         5.47%         6.52%               5.79%
Portfolio turnover                 --            --            --            43%*               210%
----------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                      N/A          0.71%          N/A          0.72%               0.80%
(2) Ratio of net
    investment income to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                      N/A          6.02%          N/A          6.50%               5.77%
----------------------------------------------------------------------------------------------------

  * This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.
  + Annualized for periods of less than one year. These ratios include expenses charged to the Master Portfolio.

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  MasterWorks Funds Inc. (the "Company"), is registered under the Investment Company Act of 1940, as amended, as an open-end series investment company. The Company commenced operations on July 2, 1993 and currently issues the following
Funds: the Asset Allocation, Bond Index, Growth Stock, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Stock, Short-Intermediate Term and U.S. Treasury Allocation Funds (each, a "Fund", collectively, the "Funds").

  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  INVESTMENT POLICY AND SECURITY VALUATION

  Each Fund, with the exception of the Growth Stock, Money Market and Short-Intermediate Term Funds, invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio. Each of the Growth Stock and Short-Intermediate Term Funds invests all of its assets in a separate series (also a "Master Portfolio") of Managed Series Investment Trust. Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (99.99%, 57.84%, 99.99%, 38.58%, 52.95%, 43.93%, 38.29%, 29.31%,
94.99%, 99.99% and 99.99% for the Asset Allocation, Bond Index, Growth Stock, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Stock, Short-Intermediate Term and U.S. Treasury Allocation Funds, respectively, as of August 31, 1997). The Money Market Fund does not invest in a corresponding Master Portfolio. Investments of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolios' Board of Trustees.

  The Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will meet this objective. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

  The performance of each Fund, with the exception of the Money Market Fund, is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

  Dividends to shareholders from net investment income of the Asset Allocation, Bond Index, Short-Intermediate Term and U.S. Treasury Allocation Funds are declared and distributed monthly. Dividends to

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

shareholders from net investment income of the Growth Stock, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Stock Funds are declared and distributed quarterly. Dividends to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

  FEDERAL INCOME TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996. The following Funds had net capital loss carryforwards at December 31, 1996:

                                  Year       Net Capital
Fund                           Expires Loss Carryforward
--------------------------------------------------------
Bond Index Fund                   2002        $  144,965
Bond Index Fund                   2003           316,656
Bond Index Fund                   2004           404,767
Money Market Fund                 2003            57,505
Short-Intermediate Term Fund      2002           247,727
U.S. Treasury Allocation Fund     2002         4,479,541
U.S. Treasury Allocation Fund     2004            51,364

  No capital gain distribution shall be made in any of the Funds until the respective capital loss carryforward has been fully utilized or expires.

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


  ORGANIZATION EXPENSES

  Stephens Inc. ("Stephens"), the Funds' co-administrator and distributor, has paid all the expenses in connection with the organization and initial registration of the various Funds.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

  Pursuant to an Investment Advisory Contract with the Money Market Fund, Barclays Global Fund Advisers ("BGFA") is entitled to receive a monthly fee at an annual rate of 0.35% of the average daily net assets of the Fund as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Pursuant to a Sub-Advisory Contract with the Money Market Fund and BGFA, Wells Fargo Bank, N.A. ("WFB") is responsible for the day-to-day portfolio management of the Money Market Fund. WFB is entitled to receive from BGFA an amount equal to 0.05% of the average daily net assets of the Money Market Fund as compensation for its sub-advisory services.

  Investors Bank & Trust Company ("IBT") serves as the custodian of the Funds. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the Funds.

  The Company has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


  Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) from each Fund as follows:

     Asset Allocation Fund          0.40%
     Bond Index Fund                0.15%
     Growth Stock Fund              0.18%
     LifePath 2000 Fund             0.40%
     LifePath 2010 Fund             0.40%
     LifePath 2020 Fund             0.40%
     LifePath 2030 Fund             0.40%
     LifePath 2040 Fund             0.40%
     Money Market Fund              0.10%
     S&P 500 Stock Fund             0.15%
     Short-Intermediate Term Fund   0.18%
     U.S. Treasury Allocation Fund  0.40%

  The Company has entered into separate contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide transfer and dividend disbursing agency services and shareholder services to the Funds. WFB is compensated for transfer and dividend disbursing agency services at an annual rate of 0.03% of the average daily net assets for the Bond Index, Growth Stock, S&P 500 Stock and Short-Intermediate Term Funds, 0.10% of the average daily net assets of the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and U.S. Treasury Allocation Funds and 0.05% of the average daily net assets of the Money Market Fund. WFB is compensated for shareholder servicing based on an annual rate of 0.20% for the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and U.S. Treasury Allocation Funds, 0.10% for the Growth Stock and Short-Intermediate Term Funds and 0.07% for the Bond Index and S&P 500 Stock Funds, based on the average daily net assets of each of these Funds. Under the administrative services arrangements, BGI and Stephens will compensate WFB for expenses related to transfer and dividend disbursing agency services and shareholder servicing.

  Certain fees have been waived by BGI for the Growth Stock Fund for the six months ended August 31, 1997. Waived fees continue at the discretion of BGI.

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


  Certain officers and directors of the Company are also officers of Stephens. As of August 31, 1997, Stephens owned less than 1% of the outstanding shares of each Fund.

3. CAPITAL SHARES TRANSACTIONS

  As of August 31, 1997, there were 12.1 billion shares of $.001 par value capital stock authorized by the Company. As of August 31, 1997, each Fund, except the Money Market, S&P 500 Stock, Short-Intermediate Term and U.S. Treasury Allocation Funds, was authorized to issue 100 million shares of $.001 par value capital stock. The Money Market Fund was authorized to issue 3 billion shares. The S&P 500 Stock, Short-Intermediate Term and U.S. Treasury Allocation Funds were each authorized to issue 300 million shares. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

4. PORTFOLIO SECURITIES LOANED

  As of August 31, 1997, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral are disclosed in the corresponding Master Portfolio financial statements.

     (THIS PAGE INTENTIONALLY LEFT BLANK)

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                   SHARES    VALUE

COMMON STOCKS-49.34%
AEROSPACE & DEFENSE-1.17%
Allied Signal Inc                8,997 $    742,815
Boeing Co                       31,734    1,727,520
Briggs & Stratton Corp             791       38,215
General Dynamics Corp            1,959      155,985
Lockheed Martin Corp             6,176      640,374
Northrop Grumman Corp            2,109      246,885
Raytheon Co                      7,540      414,700
Rockwell International Corp      6,833      409,980
Textron Inc                      5,222      325,396
United Technologies Corp         7,592      592,651
                                       ------------
     TOTAL AEROSPACE & DEFENSE
                       - VALUE         $  5,294,521
                       -  COST         $  3,976,965
AIRLINES-0.16%
AMR Corp+                        2,915 $    293,686
Delta Air Lines Inc              2,368      204,832
Southwest Airlines Co            4,621      129,388
USAir Group Inc+                 2,488       84,903
                                       ------------
                TOTAL AIRLINES
                       - VALUE         $    712,809
                       -  COST         $    615,923
APPAREL-0.28%
CVS Corp                         5,346 $    301,381
Fruit of the Loom Inc Class A+   2,466       65,966
Liz Claiborne Inc                2,207       98,349
Nike Inc Class B                 9,234      492,865
Reebok International Ltd         1,838       80,757
Russell Corp                     1,120       31,920
Stride Rite Corp                 1,609       19,107
VF Corp                          1,999      176,662
                                       ------------
                 TOTAL APPAREL
                       - VALUE         $  1,267,007
                       -  COST         $    966,377
AUTO PARTS & EQUIPMENT-0.45%
Cooper Tire & Rubber Co          2,547 $     63,993
Dana Corp                        3,288      151,454
Deluxe Corp                      2,659       87,581

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES    VALUE

COMMON STOCKS (CONTINUED)
Eaton Corp                          2,422 $    218,131
Echlin Inc                          2,036       75,459
Genuine Parts Co                    5,747      177,423
Goodyear Tire & Rubber Co           4,969      306,215
Illinois Tool Works Inc             7,971      385,597
ITT Industries Inc                  3,757      118,346
Navistar International Corp+        2,336       57,962
PACCAR Inc                          2,476      117,301
Pep Boys-Manny Moe & Jack           1,987       52,656
TRW Inc                             3,976      207,249
                                          ------------
     TOTAL AUTO PARTS & EQUIPMENT
                          - VALUE         $  2,019,367
                          -  COST         $  1,622,166
AUTOMOBILES-0.86%
Chrysler Corp                      21,925 $    770,116
Ford Motor Co                      37,952    1,631,936
General Motors Corp Class A        23,306    1,462,452
                                          ------------
                TOTAL AUTOMOBILES
                          - VALUE         $  3,864,504
                          -  COST         $  3,142,613
BANK & FINANCE-5.67%
Ahmanson (H F) & Co                 3,200 $    162,400
American Express Corp              15,129    1,176,280
Banc One Corp                      18,398      986,593
Bank of New York Inc               12,403      553,484
BankAmerica Corp                   22,683    1,492,825
BankBoston Corp                     4,646      386,199
Bankers Trust Corp                  2,525      261,969
Barnett Banks Inc                   6,338      431,776
Beneficial Corp                     1,681      120,297
Chase Manhattan Bank               13,753    1,529,162
Citicorp                           14,809    1,889,999
Comerica Inc                        3,377      239,134
CoreStates Financial Corp           6,616      406,884
Countrywide Credit Industries Inc   3,284      110,630
Equifax Inc                         4,794      141,123
Federal Home Loan Mortgage Corp    22,157      721,487
Federal National Mortgage Assoc    33,895    1,491,380
Fifth Third Bancorp                 5,037      294,665

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                SHARES    VALUE

COMMON STOCKS (CONTINUED)
First Chicago NBD Corp        9,969 $    715,276
First Union Corp             18,294      879,255
Fleet Financial Group Inc     8,318      535,991
Golden West Financial         1,870      153,924
Green Tree Financial Inc      4,375      192,227
Household International Inc   3,420      379,406
Huntington Bancshares Inc     5,039      163,138
Keycorp                       7,170      434,681
MBNA Corp                    10,625      408,398
Mellon Bank Corp              8,233      396,213
Merrill Lynch & Co Inc       10,530      647,595
MGIC Investment Corp          3,784      190,383
Morgan (J P) & Co Inc         5,889      631,595
Morgan Stanley Dean Witter   18,297      880,541
National City Corp            7,084      400,246
NationsBank Corp             23,308    1,383,913
Norwest Corp                 11,923      684,827
PNC Bank Corp                10,280      444,610
Republic New York Corp        1,723      184,469
Ryder System Inc              2,398       85,579
Salomon Inc                   3,411      204,234
Schwab (Charles) Corp         5,635      239,135
State Street Corp             5,078      253,265
SunTrust Banks Inc            7,041      440,063
U.S. Bancorp                  7,824      685,089
Wachovia Corp                 5,147      320,401
Washington Mutual Inc         7,946      475,767
Wells Fargo & Co              2,858      726,647
                                    ------------
       TOTAL BANK & FINANCE
                    - VALUE         $ 25,533,155
                    -  COST         $ 18,468,529
BASIC INDUSTRIES-1.12%
ASARCO Inc                    1,398 $     42,989
Avery-Dennison Corp           3,310      135,917
Baker Hughes Inc              5,232      221,706
Bemis Co                      1,705       74,913
Boise Cascade Corp            1,581       62,548
Champion International Corp   3,063      181,291
Cyprus Amax Minerals          3,016       76,154
Dover Corp                    3,534      244,067

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                        SHARES    VALUE

COMMON STOCKS (CONTINUED)
Echo Bay Mines Ltd                    4,524 $     22,903
Fort James Corp                       5,982      251,244
Georgia-Pacific Corp                  2,941      268,366
Harnischfeger Industries Inc          1,583       63,518
Homestake Mining Co                   4,735       66,290
Ikon Office Solutions Inc             4,188      108,888
Inco Ltd                              5,259      142,322
Louisiana-Pacific Corp                3,510       77,659
Mead Corp                             1,665      118,111
Minnesota Mining & Manufacturing Co  13,324    1,197,495
NACCO Industries Inc Class A            298       25,703
Newmont Mining Corp                   4,990      211,139
Potlatch Corp                           949       44,306
Stone Container Corp                  3,169       54,665
Union Camp Corp                       2,241      132,919
Westinghouse Electric Corp           20,283      522,287
Westvaco Corp                         3,221      109,111
Weyerhauser Co                        6,297      363,652
Whitman Corp                          3,246       79,527
Willamette Industries Inc             1,773      141,397
                                            ------------
             TOTAL BASIC INDUSTRIES
                            - VALUE         $  5,041,087
                            -  COST         $  4,303,420
BEVERAGES-1.65%
Anheuser-Busch Inc                   15,842 $    675,265
Coca-Cola Co                         79,183    4,538,176
Coors (Adolph) Co Class B             1,204       44,398
Pepsico Inc                          48,884    1,759,824
Seagrams Co Ltd                      11,811      412,647
                                            ------------
                    TOTAL BEVERAGES
                            - VALUE         $  7,430,310
                            -  COST         $  6,139,299
BROADCASTING-0.21%
Kingworld Productions                 1,187 $     47,183
Tele-Communications Inc Class A      21,099      369,233
Tribune Co                            3,923      193,943
Viacom Inc Class B+                  11,259      333,548
                                            ------------
                 TOTAL BROADCASTING
                            - VALUE         $    943,907
                            -  COST         $    969,470

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATIONMASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                        SHARES    VALUE

COMMON STOCKS (CONTINUED)
BUILDING MATERIALS & SERVICES-0.31%
Cooper Industries Inc                 3,764 $    200,668
Corning Inc                           7,318      386,939
Owens Corning Fiberglass Corp         1,730       70,173
Owens Illinois Inc+                   4,377      152,374
PPG Industries Inc                    5,794      365,022
Snap-On Inc                           1,970       82,740
Stanley Works                         2,854      121,473
                                            ------------
TOTAL BUILDING MATERIALS & SERVICES
                            - VALUE         $  1,379,389
                            -  COST         $  1,082,647
BUSINESS SERVICES-0.12%
Ecolab Inc                            2,059 $     92,784
Waste Management Inc                 14,432      461,824
                                            ------------
            TOTAL BUSINESS SERVICES
                            - VALUE         $    554,608
                            -  COST         $    508,390
CHEMICALS-1.39%
Air Products & Chemicals Inc          3,476 $    283,511
Clorox Co                             1,640      215,250
Dow Chemical Co                       7,485      662,423
Du Pont (E I) De Nemours             36,075    2,247,923
Eastman Chemical Co                   2,541      151,984
FMC Corp+                             1,143       94,940
Goodrich (B F) Co                     1,672       70,433
Grace (W R) Co                        2,282      157,030
Great Lakes Chemical Corp             1,956       90,954
Hercules Inc                          3,173      164,004
International Flavor & Fragrances     3,487      178,273
Monsanto Co                          18,897      830,287
Morton International Inc              4,424      147,098
Nalco Chemical Co                     2,102       84,080
Praxair Inc                           4,987      266,493
Rohm & Haas Co                        1,952      187,026
Rubbermaid Inc                        4,777      119,425
Sigma-Aldrich Corp                    3,175      103,584
Union Carbide Corp                    4,044      207,508
                                            ------------
                    TOTAL CHEMICALS
                            - VALUE         $  6,262,226
                            -  COST         $  4,952,333

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                          SHARES    VALUE

COMMON STOCKS (CONTINUED)
COMPUTER SOFTWARE-2.21%
3Com Corp+                             10,553 $    526,990
Adobe Systems Inc                       2,308       90,878
Autodesk Inc                            1,480       64,750
Automatic Data Processing               9,348      425,918
Bay Networks Inc+                       6,305      223,039
Choicepoint Inc+                           --           14
Computer Associates International Inc  11,550      772,406
Computer Sciences Corp+                 2,484      184,748
First Data Corp                        14,326      588,261
Microsoft Corp                         38,203    5,049,959
Novell Inc+                            11,082      103,894
Oracle Systems Corp                    31,266    1,192,016
Parametric Technology Corp+             4,027      187,004
Sun Microsystems Inc                   11,752      564,096
                                              ------------
              TOTAL COMPUTER SOFTWARE
                              - VALUE         $  9,973,973
                              -  COST         $  6,642,273
COMPUTER SYSTEMS-2.47%
Amdahl Corp+                            3,958 $     48,733
Apple Computer Inc+                     4,073       88,588
Cabletron Systems Inc                   4,922      148,891
Ceridian Corp+                          2,588       89,448
Cisco Systems Inc+                     21,182    1,596,593
Cognizant Corp                          5,385      226,170
Compaq Computer Corp+                  21,915    1,435,433
Data General Corp+                      1,297       46,611
Dell Computer Corp                     10,692      877,412
Digital Equipment Corp+                 4,855      208,765
EMC Corp+                               7,835      402,033
Harris Corp                             1,257      109,516
Hewlett-Packard Co                     32,474    1,991,062
International Business Machine Corp    31,690    3,196,729
Seagate Technology Inc                  7,871      300,574
Shared Medical System Corp                794       38,906
Silicon Graphics Inc+                   5,603      153,732
Tandem Computers Inc+                   3,729      126,786
Unisys Corp+                            5,737       64,900
                                              ------------
               TOTAL COMPUTER SYSTEMS
                              - VALUE         $ 11,150,882
                              -  COST         $  7,344,746

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                     SHARES    VALUE

COMMON STOCKS (CONTINUED)
CONTAINER & PACKAGING-0.26%
Ball Corp                            991 $     32,579
Crown Cork & Seal Co               4,076      207,367
International Paper Co             9,627      507,824
Temple-Inland Inc                  1,763      113,714
Tenneco Inc                        5,504      267,288
Tupperware Corp                    1,995       66,957
                                         ------------
    TOTAL CONTAINER & PACKAGING
                        - VALUE          $  1,195,729
                        -  COST          $  1,059,682
ELECTRICAL EQUIPMENT-1.92%
Aeroquip-Vickers Inc                 910 $     50,846
General Electric Co              104,689    6,543,063
Grainger (W W) Inc                 1,698      150,804
Masco Corp                         5,100      226,631
Motorola Inc                      18,937    1,389,502
National Service Industries Inc    1,474       65,225
Raychem Corp                       1,417      131,870
Thomas & Betts Corp                1,723       96,488
                                         ------------
     TOTAL ELECTRICAL EQUIPMENT
                        - VALUE          $  8,654,429
                        -  COST          $  6,389,959
ELECTRONICS-2.19%
Advanced Micro Devices+            4,430 $    165,848
AMP Inc                            7,056      352,800
Applied Materials Inc+             5,753      542,939
Commscope Inc+                         1           17
EG&G Inc                           1,505       31,981
Emerson Electric Co               14,218      777,547
General Semiconductor Inc            774       10,933
General Signal Corp                1,641       71,178
Honeywell Inc                      4,075      281,684
Intel Corp                        52,335    4,821,362
Johnson Controls Inc               2,626      125,227
LSI Logic Corp+                    4,543      146,228
Micron Technology Inc+             6,681      297,722
National Semiconductor+            4,545      155,666
Nextlevel Systems Inc+             4,684       93,973
Perkin-Elmer Corp                  1,428      105,672

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES    VALUE

COMMON STOCKS (CONTINUED)
Pitney Bowes Inc                  4,687 $    357,970
Tektronix Inc                     1,089       60,508
Texas Instruments Inc             6,069      689,590
Xerox Corp                       10,319      779,085
                                        ------------
              TOTAL ELECTRONICS
                        - VALUE         $  9,867,930
                        -  COST         $  5,957,613
ENERGY & RELATED-4.72%
Amerada Hess Corp                 2,932 $    170,423
Amoco Corp                       15,799    1,493,993
Anadarko Petroleum Corp           1,897      139,311
Apache Corp                       2,872      113,983
Ashland Inc                       2,400      120,300
Atlantic Richfield Corp          10,286      771,450
Burlington Resources Inc          3,978      201,386
Chevron Corp                     20,894    1,617,979
Coastal Corp                      3,341      192,943
Columbia Gas System Inc           1,816      119,856
Consolidated Natural Gas Co       3,066      181,086
Dresser Industries Inc            5,628      234,969
Eastern Enterprises                 671       23,946
Enron Corp                        9,773      376,871
Enserch Exploration Inc+            --             3
Exxon Corp                       79,221    4,847,335
Halliburton Co                    8,081      385,868
Helmerich & Payne Inc               840       59,325
Kerr-McGee Corp                   1,552       96,418
Louisiana Land & Exploration Co   1,044       79,931
Mobil Corp                       25,159    1,830,317
NICOR Inc                         1,591       57,773
Occidental Petroleum Corp        10,475      245,508
ONEOK Inc                           859       27,810
Oryx Energy Co+                   3,321       87,799
Pacific Enterprises Co            2,614       86,099
Pennzoil Co                       1,514      116,862
Peoples Energy Corp               1,108       41,758
Phillips Petroleum Co             8,407      399,858
Rowan Co Inc+                     2,759       82,425
Royal Dutch Petroleum Corp       68,495    3,476,121
Schlumberger Ltd                 15,763    1,200,944

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                     SHARES    VALUE

COMMON STOCKS (CONTINUED)
Sonat Offshore Drilling Co         2,792 $    139,077
Sun Co Inc                         2,363       91,862
Texaco Inc                         8,366      964,182
Union Pacific Resources Group      8,026      200,650
Unocal Corp                        7,988      312,031
USX--Marathon Group                9,204      299,705
Western Atlas Inc+                 1,727      136,865
Williams Co Inc                    5,026      234,023
                                         ------------
          TOTAL ENERGY & RELATED
                         - VALUE         $ 21,259,045
                         -  COST         $ 16,037,952
ENGINEERING & CONSTRUCTION-0.10%
Armstrong World Industries Inc     1,270 $     86,916
Centex Corp                          967       52,581
Fleetwood Enterprises Inc          1,088       33,864
Fluor Corp                         2,645      148,451
Foster Wheeler Corp                1,326       60,582
Kaufman & Broad Home Corp          1,253       25,060
Pulte Corp                           702       25,711
                                         ------------
TOTAL ENGINEERING & CONSTRUCTION
                         - VALUE         $    433,165
                         -  COST         $    390,536
ENTERTAINMENT & LEISURE-0.84%
Brunswick Corp                     3,188 $     97,234
Disney (Walt) Co                  21,597    1,658,920
Harrah's Entertainment Inc+        3,321       74,515
Hasbro Inc                         4,089      109,878
Mattel Inc                         9,296      310,835
Mirage Resorts Inc+                5,590      149,882
Polaroid Corp                      1,464       77,318
Time Warner Inc                   17,871      920,357
U.S. West Media Group+            19,352      387,040
                                         ------------
   TOTAL ENTERTAINMENT & LEISURE
                         - VALUE         $  3,785,979
                         -  COST         $  3,389,838

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES    VALUE

COMMON STOCKS (CONTINUED)
ENVIRONMENTAL CONTROL-0.06%
Browning-Ferris Industries Inc      6,729 $    235,094
Safety-Kleen Corp                   1,906       38,477
                                          ------------
      TOTAL ENVIRONMENTAL CONTROL
                          - VALUE         $    273,571
                          -  COST         $    253,837
FOOD & RELATED-2.03%
Albertson's Inc                     7,962 $    273,694
American Stores Co                  8,678      205,560
Archer-Daniels-Midland Co          17,786      384,621
Brown-Forman Corp Class B           2,238      107,984
Campbell Soup Co                   14,826      687,556
ConAgra Inc                         7,575      487,167
CPC International Inc               4,586      408,727
Darden Restaurants Inc              5,023       50,544
Fleming Co Inc                      1,260       23,783
General Mills Inc                   5,137      329,410
Giant Food Inc Class A              1,876       60,970
Great Atlantic & Pacific Tea Co     1,210       30,326
Harcourt General Inc                2,218      105,494
Heinz (H J) Co                     11,754      489,260
Hershey Foods Corp                  4,876      260,257
Kellogg Co                         13,262      593,475
Kroger Co+                          8,053      242,597
McDonald's Corp                    22,064    1,043,903
Pioneer Hi Bred International Inc   2,664      228,272
Quaker Oats Co                      4,397      206,659
Ralston-Purina Group                3,413      307,170
Sara Lee Corp                      15,378      618,965
Super Value Inc                     1,937       76,027
Sysco Corp                          5,606      199,013
Unilever NV (Netherlands)           5,065    1,019,331
UST Inc                             5,842      168,688
Wendy's International Inc           4,180      100,581
Winn-Dixie Stores Inc               4,763      160,454
Wrigley (W M) Jr Co                 3,663      265,568
                                          ------------
             TOTAL FOOD & RELATED
                          - VALUE         $  9,136,056
                          -  COST         $  7,647,764

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES    VALUE

COMMON STOCKS (CONTINUED)
FURNITURE & APPLIANCES-0.05%
Maytag Corp                         3,147 $     86,346
Whirlpool Corp                      2,339      133,908
                                          ------------
     TOTAL FURNITURE & APPLIANCES
                          - VALUE         $    220,254
                          -  COST         $    189,227
HEALTHCARE-0.20%
Cardinal Health Inc                 3,425 $    226,906
Healthsouth Corp                   10,932      272,617
St Jude Medical Inc+                2,967      112,931
United Healthcare Corp              5,911      287,422
                                          ------------
                 TOTAL HEALTHCARE
                          - VALUE         $    899,876
                          -  COST         $    878,607
HOSPITAL & MEDICAL SUPPLIES-1.29%
Bard (C R) Inc                      1,771 $     61,100
Bausch & Lomb Inc                   1,780       73,091
Baxter International Inc            8,885      472,571
Becton Dickinson & Co               3,902      187,052
Beverly Enterprises+                3,137       51,172
Biomet Inc                          3,498       72,584
Boston Scientific Corp+             6,224      438,792
Columbia/HCA Healthcare Corp       21,327      673,133
Guidant Corp                        2,386      209,521
Johnson & Johnson                  42,472    2,407,632
Mallinckrodt Group Inc              2,310       84,026
Manor Care Inc                      2,019       62,337
Medtronic Inc                       7,639      690,375
Tenet Healthcare Corp+              9,592      261,382
United States Surgical              2,309       76,053
                                          ------------
TOTAL HOSPITAL & MEDICAL SUPPLIES
                          - VALUE         $  5,820,821
                          -  COST         $  4,945,370
HOUSEHOLD PRODUCTS-1.36%
Alberto-Culver Co Class B           1,787 $     52,158
Avon Products Inc                   4,167      266,948
Colgate-Palmolive Co                9,459      593,552
Gillette Co                        17,772    1,471,744

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES    VALUE

COMMON STOCKS (CONTINUED)
Kimberly-Clark Corp                17,912 $    849,701
Procter & Gamble Co                21,647    2,880,404
                                          ------------
         TOTAL HOUSEHOLD PRODUCTS
                          - VALUE         $  6,114,507
                          -  COST         $  4,802,263
INSURANCE-2.30%
Aetna Inc                           4,792 $    457,337
Allstate Corp                      14,068    1,027,843
American General Corp               7,734      372,682
American International Group Inc   22,439    2,117,633
Aon Corp                            5,360      273,025
Chubb Corp                          5,577      372,962
CIGNA Corp                          2,408      441,567
Conseco Inc                         5,799      249,357
General Re Corp                     2,625      508,922
Hartford Financial Services Group   3,775      301,056
Humana Inc+                         5,238      123,420
Jefferson-Pilot Corp                2,267      157,698
Lincoln National Corp               3,341      223,638
Loews Corp                          3,707      377,882
Marsh & McLennan Companies Inc      5,246      358,040
MBIA Inc                            1,334      151,076
Progressive Corp Ohio               2,270      224,730
Providian Financial Corp            2,963      110,372
SAFECO Corp                         4,011      197,040
St Paul Co                          2,619      192,169
Sunamerica Inc                      4,151      223,635
Torchmark Corp                      4,438      167,257
Transamerica Corp                   2,159      212,796
Travelers Inc                      20,441    1,298,003
UNUM Corp                           4,431      182,779
USF & G Corp                        3,490       76,562
                                          ------------
                  TOTAL INSURANCE
                          - VALUE         $ 10,399,481
                          -  COST         $  8,122,304

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                SHARES    VALUE

COMMON STOCKS (CONTINUED)
LODGING-0.18%
HFS Inc+                      5,072 $    282,447
Hilton Hotels Corp            7,992      245,255
Marriott International        4,075      271,242
                                    ------------
              TOTAL LODGING
                    - VALUE         $    798,944
                    -  COST         $    681,130
MACHINERY-0.50%
Black & Decker Corp           3,020 $    115,704
Case Corp                     2,347      157,396
Caterpillar Inc              12,049      699,595
Cincinnati Milacron Inc       1,288       33,166
Cummins Engine Co Inc         1,190       91,556
Deere & Co                    8,108      454,048
Ingersoll-Rand Co             3,426      205,988
McDermott International Inc   1,753       56,534
Pall Corp                     3,989       94,489
Parker Hannifin Corp          2,348      151,006
Thermo Electron Corp+         4,820      194,005
                                    ------------
            TOTAL MACHINERY
                    - VALUE         $  2,253,487
                    -  COST         $  1,671,833
MANUFACTURING-0.14%
Tyco International Ltd+       7,829 $    614,087
                                    ------------
        TOTAL MANUFACTURING
                    - VALUE         $    614,087
                    -  COST         $    443,109
METAL FABRICATORS-0.55%
Alcan Aluminum Ltd            7,231 $    252,633
Allegheny Teledyne Inc        5,586      172,468
Aluminum Co of America        5,513      453,444
Armco Inc+                    3,481       20,668
Barrick Gold Corp            11,931      271,430
Battle Mountain Gold Co       7,399       42,082
Bethlehem Steel Corp+         3,674       44,088
Crane Co                      1,422       62,746
Engelhard Corp                4,557       95,127
Freeport McMoRan Inc          6,384      178,752

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES    VALUE

COMMON STOCKS (CONTINUED)
Inland Steel Industries Inc       1,556 $     32,773
Nucor Corp                        2,837      160,822
Phelps Dodge Corp                 2,008      161,519
Placer Dome Inc                   7,657      127,298
Reynolds Metals Co                2,286      161,592
Timken Co                         2,029       75,961
USX--U.S. Steel Group             2,775       97,472
Worthington Industries Inc        3,123       57,971
                                        ------------
        TOTAL METAL FABRICATORS
                        - VALUE         $  2,468,846
                        -  COST         $  2,294,472
PHARMACEUTICALS-3.66%
Abbott Laboratories              24,643 $  1,477,040
Allergan Inc                      2,098       67,923
ALZA Corp+                        2,729       79,141
American Home Products Corp      20,520    1,477,440
Amgen Inc                         8,481      420,340
Bristol-Myers Squibb Co          31,947    2,427,972
Lilly (Eli) & Co                 17,706    1,852,490
Merck & Co Inc                   38,484    3,533,312
Millipore Corp                    1,416       70,092
Pfizer Inc                       41,204    2,281,672
Pharmacia and Upjohn Inc         16,234      552,971
Schering-Plough Corp             23,368    1,121,664
Warner Lambert Co                 8,697    1,105,063
                                        ------------
          TOTAL PHARMACEUTICALS
                        - VALUE         $ 16,467,120
                        -  COST         $ 12,189,718
PUBLISHING-0.45%
American Greetings Corp Class A   2,407 $     83,643
Comcast Corp Class A             11,154      261,422
Donnelley (R R) & Sons Co         4,646      180,904
Dow Jones & Co Inc                3,012      128,951
Gannett Co Inc                    4,485      437,007
Harland (John H) Co                 965       19,119
Interpublic Group Co Inc          3,882      189,248
Knight-Ridder Inc                 2,906      147,116
McGraw-Hill Inc                   3,209      196,752
Meredith Corp                     1,699       50,970

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                     SHARES    VALUE

COMMON STOCKS (CONTINUED)
Moore Corp Ltd                     2,816 $     55,792
New York Times Co Class A          3,096      146,286
Times Mirror Co Class A            3,036      153,887
                                         ------------
                TOTAL PUBLISHING
                         - VALUE         $  2,051,097
                         -  COST         $  1,608,547
RETAIL & RELATED-2.26%
Autozone Inc+                      4,847 $    136,928
Charming Shoppes Inc+              3,406       20,542
Circuit City Stores Inc            3,105      110,616
Costco Co Inc+                     6,730      242,701
Dayton-Hudson Corp                 6,948      396,036
Dilliard Department Inc Class A    3,610      144,400
Eastman Kodak Co                  10,495      686,111
Federated Department Stores Inc+   6,613      277,746
Gap Inc                            8,705      386,828
Home Depot Inc                    23,210    1,095,222
Jostens Inc                        1,236       29,819
K Mart Corp+                      15,441      214,244
Limited Inc                        8,652      196,833
Longs Drug Stores Corp             1,233       31,210
Lowe's Co Inc                      5,521      190,820
May Department Stores Co           7,573      407,522
Mercantile Stores Co Inc           1,167       72,865
Newell Co                          5,048      198,765
Nordstrom Inc                      2,563      149,936
Penney (J C) Co Inc                7,881      472,860
Rite Aid Corp                      3,962      198,348
Sears Roebuck & Co                12,474      707,900
Sherwin Williams Co                5,474      150,193
Tandy Corp                         1,699      112,771
TJX Companies Inc                  5,086      139,865
Toys R Us Inc+                     9,122      315,279
Walgreen Co                       15,754      424,373
Walmart Stores Inc                72,351    2,568,461
Woolworth (F W) Co+                4,319       96,638
                                         ------------
          TOTAL RETAIL & RELATED
                         - VALUE         $ 10,175,832
                         -  COST         $  7,860,104

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES    VALUE

COMMON STOCKS (CONTINUED)
SERVICES-0.23%
Block (H R) Inc                   3,352 $    131,566
CUC International Inc            13,003      305,559
Dun & Bradstreet Corp             5,404      151,312
Public Service Enterprise Group   7,424      184,208
Service Corp International        7,671      245,472
                                        ------------
                 TOTAL SERVICES
                        - VALUE         $  1,018,117
                        -  COST         $    963,821
TELECOMMUNICATIONS-3.55%
Airtouch Communications+         16,064 $    543,164
Alltel Corp                       5,952      188,232
Ameritech Corp                   17,477    1,095,589
Andrew Corp                       2,856       71,031
AT & T Corp                      51,872    2,023,008
Bell Atlantic Corp               24,817    1,796,117
BellSouth Corp                   31,646    1,392,424
DSC Communications Corp+          3,725      108,491
Frontier Corp                     5,289      116,689
GTE Corp                         30,433    1,356,171
ITT Corp+                         3,763      236,363
Lucent Technologies Inc          20,383    1,587,326
MCI Communications Corp          21,947      625,490
Northern Telecom Ltd              8,296      822,341
SBC Communication Inc            29,091    1,581,823
Scientific-Atlanta Inc            2,442       53,114
Sprint Corp                      13,772      647,284
Tellabs Inc                       5,747      343,024
U.S. West Inc                    15,349      549,686
WorldCom Inc+                    28,515      853,668
                                        ------------
       TOTAL TELECOMMUNICATIONS
                        - VALUE         $ 15,991,035
                        -  COST         $ 14,226,918
TEXTILES-0.01%
Springs Industries Inc Class A      679 $     31,913
                                        ------------
                 TOTAL TEXTILES
                        - VALUE         $     31,913
                        -  COST         $     29,615

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                 SHARES    VALUE

COMMON STOCKS (CONTINUED)
TOBACCO-0.79%
Fortune Brands Inc             5,518 $    189,681
Philip Morris Co Inc          77,572    3,384,079
                                     ------------
               TOTAL TOBACCO
                     - VALUE         $  3,573,760
                     -  COST         $  2,713,504
TRANSPORTATION-0.49%
Burlington Northern Santa Fe   4,956 $    454,403
Caliber Systems Inc            1,248       52,104
CSX Corp                       6,952      397,568
Federal Express Corp           3,614      240,105
Laidlaw Inc Class B           10,532      154,031
Norfolk Southern Corp          3,969      388,962
Union Pacific Corp             7,845      509,435
                                     ------------
        TOTAL TRANSPORTATION
                     - VALUE         $  2,196,608
                     -  COST         $  1,902,480
UTILITIES-1.14%
American Electric Power Inc    6,005 $    262,343
Baltimore Gas & Electric Co    4,652      125,604
Carolina Power & Light Co      4,795      161,831
Central & South West Corp      6,806      140,799
Cinergy Corp                   5,039      166,602
Consolidated Edison Co         7,484      229,198
Dominion Resources Inc         5,900      212,400
DTE Energy Co                  4,601      136,305
Duke Power Co                 11,501      557,080
Edison International          13,084      315,652
Entergy Corp                   7,537      187,012
FPL Group Inc                  5,846      271,839
GPU Inc                        3,840      129,120
Houston Industries Inc         8,610      174,357
Niagara Mohawk Power Corp+     4,704       42,042
Northern States Power Co       2,222      106,934
Ohio Edison Co                 4,868      107,096
Pacificorp                     9,435      195,776
PECO Energy Co                 7,095      168,950
PG & E Corp                   14,012      324,903
PP & L Resources Inc           5,286      115,962

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME              SHARES    VALUE

COMMON STOCKS (CONTINUED)
Southern Co                21,748 $    458,067
Texas Utilities Co          7,676      267,717
Unicom Corp                 6,865      162,186
Union Electric Co           3,275      121,789
                                  ------------
          TOTAL UTILITIES
                  - VALUE         $  5,141,564
                  -  COST         $  5,082,155
                                  ------------
      TOTAL COMMON STOCKS
                  - VALUE         $222,270,998
                  -  COST         $172,467,509

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY                                 INTEREST  MATURITY
NAME                                       RATE      DATE    PRINCIPAL     VALUE
U.S. TREASURY SECURITIES-49.90%
U.S. TREASURY BONDS-49.34%
U.S. Treasury Bonds                          9.13% 05/15/18 $ 5,550,000 $  7,057,169
U.S. Treasury Bonds                          9.00  11/15/18   5,700,000    7,182,000
U.S. Treasury Bonds                          8.88  08/15/17   7,200,000    8,928,000
U.S. Treasury Bonds                          8.88  02/15/19  11,350,000   14,152,031
U.S. Treasury Bonds                          8.75  05/15/20   6,600,000    8,167,500
U.S. Treasury Bonds                          8.75  08/15/20  14,500,000   17,961,875
U.S. Treasury Bonds                          8.50  02/15/20   6,800,000    8,213,094
U.S. Treasury Bonds                          8.13  08/15/19  12,400,000   14,422,750
U.S. Treasury Bonds                          8.13  05/15/21   3,650,000    4,261,375
U.S. Treasury Bonds                          8.13  08/15/21   6,800,000    7,945,372
U.S. Treasury Bonds                          8.00  11/15/21  20,850,000   24,062,193
U.S. Treasury Bonds                          7.88  02/15/21   7,100,000    8,078,465
U.S. Treasury Bonds                          7.63  11/15/22   6,150,000    6,834,188
U.S. Treasury Bonds                          7.63  02/15/25   6,700,000    7,487,250
U.S. Treasury Bonds                          7.50  11/15/24  11,250,000   12,389,063
U.S. Treasury Bonds                          7.25  08/15/22   7,100,000    7,565,938
U.S. Treasury Bonds                          7.13  02/15/23  12,700,000   13,350,875
U.S. Treasury Bonds                          6.88  08/15/25   8,800,000    9,020,000
U.S. Treasury Bonds                          6.75  08/15/26   2,950,000    2,985,031
U.S. Treasury Bonds                          6.63  02/15/27   6,400,000    6,388,000
U.S. Treasury Bonds                          6.50  11/15/26   4,300,000    4,216,688
U.S. Treasury Bonds                          6.25  08/15/23  14,700,000   13,909,875
U.S. Treasury Bonds                          6.00  02/15/26   8,400,000    7,686,000
                                                                        ------------
                                                                        $222,264,732
U.S. TREASURY NOTES-0.56%
U.S. Treasury Notes                          6.38% 08/15/27 $ 2,600,000 $  2,521,186
                                                                        ------------
                           TOTAL U.S. TREASURY SECURITIES
                                                  - VALUE               $224,785,918
                                                  -  COST               $216,835,638
SHORT-TERM INSTRUMENTS-8.47%
CASH EQUIVALENTS-3.54%
Dreyfus Cash Management Fund++                 --        -- $ 2,954,795 $  2,954,795
Janus Institutional Money Market Fund++        --        --   7,000,000    7,000,000
Merrimac Premium Money Market Fund++           --        --   6,000,000    6,000,000
                                                                        ------------
                                                                        $ 15,954,795

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997--(UNAUDITED)

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY                       INTEREST    MATURITY
NAME                             RATE        DATE    PRINCIPAL      VALUE
REPURCHASE AGREEMENTS-4.66%
Goldman Sachs Repurchase
 Agreement++, dated 8/29/97,
 due 9/3/97, with a maturity
 value of $21,000,000 and an
 effective yield of 5.67%,
 collateralized by Federal
 National Mortgage Association
 obligations, with rates
 ranging from 6.03% to 6.07%
 with maturity dates ranging
 from 12/01/33 to 4/1/35 and
 with an aggregate market
 value of $21,420,000.                              $ 21,000,000 $ 21,000,000
U.S. TREASURY BILLS-0.27%
U.S. Treasury Bills                4.78%*  09/18/97 $    164,000 $    163,608
U.S. Treasury Bills                4.75  * 10/09/97       44,000       43,773
U.S. Treasury Bills                4.84  * 10/30/97      407,000      403,714
U.S. Treasury Bills                4.92  * 11/06/97      309,000      306,171
U.S. Treasury Bills                4.96  * 11/13/97      284,000      281,103
U.S. Treasury Bills                4.96  * 11/20/97       22,000       21,755
                                                                 ------------
                                                                 $  1,220,124
                                                                 ------------
                    TOTAL SHORT-TERM INSTRUMENTS
                                         - VALUE                 $ 38,174,919
                                         -  COST                 $ 38,174,340
                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES
(Cost $427,477,487)** (Notes 1 and 3)  107.71%  $485,231,835
Other Assets and Liabilities, Net       (7.71)%  (34,739,126)
                                       ------   ------------
TOTAL NET ASSETS                       100.00%  $450,492,709
                                       ======   ============

--------------------------------------------------------------------------------
+ Non-income earning securities.
++ Represents collateral received from securities lendings transactions (see
   Note 4 of the notes to financial statements).
* Yield to maturity
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

      Gross Unrealized
       Appreciation                $59,110,213
      Gross Unrealized
       Depreciation                 (1,355,865)
                                   -----------
      NET UNREALIZED APPRECIATION  $57,754,348
                                   ===========

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                              INTEREST   MATURITY
  PRINCIPAL  SECURITY NAME                      RATE       DATE       VALUE

             CORPORATE BONDS & NOTES-24.78%
             AEROSPACE & DEFENSE-0.46%
 $ 1,000,000 Lockheed Martin Corp                  6.85%  05/15/01 $  1,007,441
             AUTOMOBILES-0.61%
 $   500,000 Ford Motor Co                         8.88%  04/01/06 $    562,009
     750,000 General Motors Corp                   8.13   04/15/16      774,985
                                                                   ------------
                                                                   $  1,336,994
             BANK & FINANCE-8.97%
 $   500,000 ABN Amro Bank NV (Netherlands)        7.30%  12/01/26 $    481,242
     500,000 African Development Bank              7.75   12/15/01      522,197
   1,000,000 American General Finance              5.88   07/01/00      986,301
     750,000 Chrysler Financial Corp               5.38   10/15/98      744,635
   1,000,000 CIT Group Holdings                    6.63   06/15/05      984,114
   1,000,000 Commercial Credit Corp                8.70   06/15/10    1,151,990
   1,000,000 Dresdner Bank AG                      6.63   09/15/05      982,837
   1,200,000 Financing Corp                       10.35   08/03/18    1,641,972
   1,285,000 Financing Corp                        9.80   04/06/18    1,679,322
     500,000 First Union Corp                      6.63   07/15/05      488,947
     500,000 Ford Capital BV                       9.00   08/15/98      512,960
   1,000,000 Ford Motor Credit Corp                8.00   06/15/02    1,051,453
     750,000 Ford Motor Credit Corp                7.75   10/01/99      771,109
     500,000 General Electric Capital Corp         8.75   05/21/07      567,702
     500,000 Hertz Corp                            6.50   04/01/00      501,165
     500,000 Hertz Corp                            6.38   10/15/05      481,164
   1,000,000 Household Finance Corp                6.70   06/15/02      998,464
     500,000 International Bank of
             Reconstruction & Development          5.25   09/16/03      472,237
   1,000,000 KFW International Finance             7.63   02/15/04    1,053,600
     500,000 Lehman Brothers Inc                   9.88   10/15/00      540,541
   1,000,000 Mellon Capital II                     7.99   01/15/27      999,282
             National Westminister Bank
   1,000,000 Corp                                  9.45   05/01/01    1,092,482
     500,000 NationsBank Corp                      6.88   02/15/05      498,422
     500,000 Swiss Bank Corp                       7.00   10/15/15      486,295
                                                                   ------------
                                                                   $ 19,690,433
             BASIC INDUSTRIES-0.58%
 $   500,000 Champion International Corp           7.63%  09/01/23 $    484,854
     750,000 Weyerhauser Co                        7.50   03/01/13      781,475
                                                                   ------------
                                                                   $  1,266,329

    MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--AUGUST 31, 1997--(UNAUDITED)

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                        INTEREST   MATURITY
  PRINCIPAL  SECURITY NAME                                RATE       DATE       VALUE

             CORPORATE BONDS & NOTES (CONTINUED)
             BEVERAGES-0.73%
 $   500,000 Anheusr Busch Co                                8.75%  12/01/99 $    524,301
   1,000,000 Coca-Cola Enterprises                           8.00   09/15/22    1,072,976
                                                                             ------------
                                                                             $  1,597,277
             BUILDING MATERIALS & SERVICES-0.23%
 $   500,000 Hanson Overseas BV                              7.38%  01/15/03 $    512,907
             BUSINESS SERVICES-0.70%
 $ 1,500,000 Finova Capital Corp                             7.40%  06/01/07 $  1,540,761
             CHEMICALS-0.92%
 $   500,000 Dow Chemical Co                                 8.62%  04/01/06 $    555,703
     500,000 Dupont Corp                                     6.00   12/01/01      491,077
   1,000,000 Eastman Chemical Co                             6.38   01/15/04      975,300
                                                                             ------------
                                                                             $  2,022,080
             COMPUTER SYSTEMS-0.23%
 $   500,000 International Business Machines Corp            6.38%  06/15/00 $    500,576
             ENERGY & RELATED-0.46%
 $ 1,000,000 Phillips 66 Capital Trust II                    8.00%  01/15/37 $  1,014,348
             ENGINEERING & CONSTRUCTION-0.49%
 $   500,000 Archer-Daniels-Midland Co                       8.38%  04/15/17 $    565,722
     500,000 Matsushita Corp ADR (Japan)                     7.25   08/01/02      514,658
                                                                             ------------
                                                                             $  1,080,380
             ENTERTAINMENT & LEISURE--0.23%
 $   500,000 Disney (Walt) Co                                6.75%  03/30/06 $    500,072
             ENVIRONMENTAL CONTROL-0.17%
 $   350,000 Browning-Ferris Industries Inc                  7.88%  03/15/05 $    369,982
             FOOD & RELATED-0.23%
 $   500,000 McDonald's Corp                                 6.75%  02/15/03 $    504,000
             HEALTHCARE-0.44%
 $ 1,000,000 Columbia/HCA Healthcare Corp                    7.25%  05/20/08 $    975,904
             INSURANCE-2.45%
 $ 1,000,000 Aetna Services Inc                              7.12%  08/15/06 $  1,007,251
   1,800,000 Banc One Corp                                   7.75   07/15/25    1,854,225
   1,000,000 Hartford Life                                   7.65   06/15/27    1,016,007
   1,510,000 Travelers/Aetna Property & Casualty Corp
                                                             6.75   04/15/01    1,515,086
                                                                             ------------
                                                                             $  5,392,569
             MACHINERY-0.24%
 $   500,000 Caterpillar Inc                                 8.00%  02/15/23 $    535,568

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                              INTEREST   MATURITY
  PRINCIPAL  SECURITY NAME                      RATE       DATE       VALUE

             CORPORATE BONDS & NOTES (CONTINUED)
             PHARMACEUTICALS-0.46%
 $ 1,000,000 Lilly (Eli) & Co                      7.12%  06/01/25 $  1,005,641
             PUBLISHING-0.99%
 $ 2,000,000 News America Holdings                 8.50%  02/15/05 $  2,168,278
             TELECOMMUNICATIONS-2.22%
             Bell Telephone Co of
 $ 1,000,000 Pennsylvania                          8.75%  08/15/31 $  1,197,298
     500,000 GTE California Corp                   5.63   02/01/01      486,766
     750,000 GTE North Inc                         6.00   01/15/04      721,215
   1,000,000 Lucent Technologies Inc               6.90   07/15/01    1,014,580
     500,000 Michigan Bell Telephone               6.38   02/01/05      488,983
     500,000 New York Telephone Co                 5.88   09/01/03      479,106
     500,000 Southwestern Bell Telephone Co        6.75   06/01/08      488,287
                                                                   ------------
                                                                   $  4,876,235
             TOBACCO-0.23%
 $   500,000 Philip Morris Co                      7.12%  10/01/04 $    501,088
             UTILITIES-2.74%
 $   500,000 Alabama Power Co                      8.50%  05/01/22 $    528,016
   1,000,000 Central Power & Light Co              6.63   07/01/05      983,833
     500,000 Hydro-Quebec                          8.50   12/01/29      561,130
     500,000 Pacific Gas & Electric Co             8.80   05/01/24      588,385
   1,000,000 Pacific Gas & Electric Co             7.88   03/01/02    1,048,105
             Pennsylvania Power & Light
     500,000 Corp                                  7.75   05/01/02      517,288
     750,000 Philadelphia Electric Co              8.75   04/01/22      790,391
     500,000 Public Services Electric & Gas        6.13   08/01/02      489,622
     500,000 Virginia Electric & Power Co          7.38   07/01/02      514,999
                                                                   ------------
                                                                   $  6,021,769
             TOTAL CORPORATE BONDS & NOTES                         $ 54,420,632
             (Cost $53,520,750)
             FOREIGN GOVERNMENT BONDS & NOTES++-2.42%
 $ 1,000,000 British Columbia (Province Of)        6.50%  01/15/26 $    929,519
     500,000 Finland (Republic Of)                 7.88   07/28/04      534,830
     500,000 Ireland (Republic Of)                 7.12   07/15/02      508,226
     500,000 Italy (Republic Of)                   6.00   09/27/03      488,339
     750,000 Ontario (Province Of)                 7.63   06/22/04      788,789
     700,000 Quebec (Province Of)                  8.62   01/19/05      768,410
     750,000 Sweden (Kingdom Of)                   6.50   03/04/03      749,315
     500,000 Victoria (Province Of)                8.45   10/01/01      535,480
                                                                   ------------
             TOTAL FOREIGN GOVERNMENT BONDS & NOTES                $  5,302,908
             (Cost $5,163,114)

    MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                          INTEREST   MATURITY
  PRINCIPAL  SECURITY NAME                  RATE       DATE       VALUE

             U.S. GOVERNMENT AGENCY SECURITIES-11.39%
             FEDERAL AGENCY-OTHER-1.50%
 $   500,000 Resolution Funding Corp           9.38%  10/15/20 $    646,027
     300,000 Tennessee Valley Authority        8.62   11/15/29      317,444
   1,000,000 Tennessee Valley Authority        8.38   10/01/99    1,043,832
     100,000 Tennessee Valley Authority        8.25   04/15/42      110,018
     200,000 Tennessee Valley Authority        7.75   12/15/22      199,129
   1,000,000 Tennessee Valley Authority        6.13   07/15/03      978,183
                                                               ------------
                                                               $  3,294,633
             FEDERAL HOME LOAN BANK-0.91%
 $ 2,000,000 Federal Home Loan Bank            6.00%  12/17/99 $  1,987,362
             FEDERAL HOME LOAN MORTGAGE
             CORPORATION-0.32%
 $   700,000 Federal Home Loan Mortgage        7.22%  05/17/05 $    710,888
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION-8.66%
             Federal National Mortgage
 $   500,000 Assoc                             8.25%  12/18/00 $    529,032
             Federal National Mortgage
     500,000 Assoc                             7.55   04/22/02      523,034
             Federal National Mortgage
     200,000 Assoc                             7.55   06/10/04      202,267
             Federal National Mortgage
   2,000,000 Assoc                             7.30   04/17/00    2,019,286
             Federal National Mortgage
   1,000,000 Assoc                             7.26   07/05/14      311,827
             Federal National Mortgage
   2,000,000 Assoc                             7.15   10/11/06    2,015,136
             Federal National Mortgage
   1,000,000 Assoc                             6.95   09/10/02      998,768
             Federal National Mortgage
   1,500,000 Assoc                             6.77   01/19/06    1,466,042
             Federal National Mortgage
   4,000,000 Assoc                             6.70   08/10/01    4,016,292
             Federal National Mortgage
     400,000 Assoc                             6.50   11/27/01      396,663
             Federal National Mortgage
   2,000,000 Assoc                             6.40   03/25/03    1,971,640
             Federal National Mortgage
   1,000,000 Assoc                             6.35   06/10/05      987,206
             Federal National Mortgage
   1,500,000 Assoc                             6.33   08/11/00    1,505,369
             Federal National Mortgage
     505,000 Assoc                             6.14   11/25/05      491,793
             Federal National Mortgage
     400,000 Assoc                             5.30   12/10/98      396,638
             Federal National Mortgage
   1,200,000 Assoc                             5.20   02/18/99    1,187,482
                                                               ------------
                                                               $ 19,018,475
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES           $ 25,011,358
             (Cost $24,783,253)
             U.S. TREASURY SECURITIES-59.38%
             U.S. TREASURY BONDS-15.45%
 $   190,000 U.S. Treasury Bonds              13.88%  05/15/11 $    282,566
   1,100,000 U.S. Treasury Bonds              12.00   08/15/13    1,563,375

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                   INTEREST   MATURITY
  PRINCIPAL  SECURITY NAME           RATE       DATE       VALUE

             U.S. TREASURY SECURITIES (CONTINUED)
 $ 4,150,000 U.S. Treasury Bonds       11.25%  02/15/15 $  6,125,122
     890,000 U.S. Treasury Bonds       11.13   08/15/03    1,099,984
     700,000 U.S. Treasury Bonds       10.75   02/15/03      842,843
   2,100,000 U.S. Treasury Bonds       10.75   05/15/03    2,542,313
     250,000 U.S. Treasury Bonds       10.63   08/15/15      353,438
     500,000 U.S. Treasury Bonds        9.13   05/15/09      571,250
     600,000 U.S. Treasury Bonds        8.88   02/15/19      748,125
     375,000 U.S. Treasury Bonds        8.75   11/15/08      418,125
   1,900,000 U.S. Treasury Bonds        8.75   08/15/20    2,353,625
   2,450,000 U.S. Treasury Bonds        8.13   08/15/19    2,849,656
   1,000,000 U.S. Treasury Bonds        8.13   08/15/21    1,168,437
   1,700,000 U.S. Treasury Bonds        7.88   02/15/21    1,934,280
     700,000 U.S. Treasury Bonds        7.63   11/15/22      777,875
   1,400,000 U.S. Treasury Bonds        7.63   02/15/25    1,564,500
   3,000,000 U.S. Treasury Bonds        7.50   11/15/16    3,263,436
   1,000,000 U.S. Treasury Bonds        7.25   08/15/22    1,065,625
   1,000,000 U.S. Treasury Bonds        7.12   02/15/23    1,051,250
     900,000 U.S. Treasury Bonds        6.75   08/15/26      910,688
   2,500,000 U.S. Treasury Bonds        6.50   11/15/26    2,451,563
                                                        ------------
                                                        $ 33,938,076
             U.S. TREASURY NOTES-43.93%
 $ 3,400,000 U.S. Treasury Notes        9.13%  05/15/99 $  3,572,125
   3,400,000 U.S. Treasury Notes        8.75   08/15/00    3,639,061
   1,400,000 U.S. Treasury Notes        8.00   05/15/01    1,483,562
   1,400,000 U.S. Treasury Notes        7.75   11/30/99    1,449,875
   2,700,000 U.S. Treasury Notes        7.50   11/15/01    2,826,563
   2,000,000 U.S. Treasury Notes        7.50   02/15/05    2,133,124
     800,000 U.S. Treasury Notes        7.25   08/15/04      840,500
     400,000 U.S. Treasury Notes        7.12   09/30/99      408,875
   1,000,000 U.S. Treasury Notes        7.12   02/29/00    1,024,375
  12,500,000 U.S. Treasury Notes        7.00   07/15/06   12,992,188
   1,200,000 U.S. Treasury Notes        6.88   08/31/99    1,220,250
   1,500,000 U.S. Treasury Notes        6.63   03/31/02    1,522,968
   2,250,000 U.S. Treasury Notes        6.50   05/31/01    2,273,906
   2,000,000 U.S. Treasury Notes        6.50   05/15/05    2,015,000
   1,500,000 U.S. Treasury Notes        6.50   08/15/05    1,511,250
     700,000 U.S. Treasury Notes        6.50   10/15/06      704,375
   2,950,000 U.S. Treasury Notes        6.38   01/15/99    2,968,438
   4,100,000 U.S. Treasury Notes        6.38   08/15/02    4,126,904
   1,600,000 U.S. Treasury Notes        6.25   03/31/99    1,608,000

    MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                      INTEREST   MATURITY
  PRINCIPAL  SECURITY NAME                              RATE       DATE       VALUE

             U.S. TREASURY SECURITIES (CONTINUED)
 $ 7,000,000 U.S. Treasury Notes                           6.25%  05/31/99 $  7,032,809
   1,800,000 U.S. Treasury Notes                           6.25   05/31/00    1,808,437
   2,400,000 U.S. Treasury Notes                           6.25   08/31/00    2,409,749
   6,700,000 U.S. Treasury Notes                           6.25   02/15/03    6,697,903
   3,000,000 U.S. Treasury Notes                           6.00   09/30/98    3,005,625
   5,300,000 U.S. Treasury Notes                           6.00   08/15/99    5,301,654
   1,000,000 U.S. Treasury Notes                           6.00   10/15/99    1,001,562
   1,700,000 U.S. Treasury Notes                           5.88   01/31/99    1,699,468
   1,000,000 U.S. Treasury Notes                           5.88   11/15/99      997,187
   2,750,000 U.S. Treasury Notes                           5.88   02/15/04    2,688,983
     500,000 U.S. Treasury Notes                           5.88   11/15/05      483,906
     400,000 U.S. Treasury Notes                           5.75   08/15/03      389,375
   5,000,000 U.S. Treasury Notes                           5.63   11/30/98    4,984,375
     600,000 U.S. Treasury Notes                           5.63   11/30/00      591,187
   1,000,000 U.S. Treasury Notes                           5.63   02/28/01      983,750
     850,000 U.S. Treasury Notes                           5.50   11/15/98      846,281
     500,000 U.S. Treasury Notes                           5.00   01/31/99      493,906
   2,300,000 U.S. Treasury Notes                           5.00   02/15/99    2,271,250
   2,000,000 U.S. Treasury Notes                           4.75   09/30/98    1,978,124
   2,500,000 U.S. Treasury Notes                           4.75   10/31/98    2,468,750
                                                                           ------------
                                                                           $ 96,455,620
             TOTAL U.S. TREASURY SECURITIES                                $130,393,696
             (Cost $130,061,320)
             SHORT-TERM INSTRUMENTS-5.58%
             CASH EQUIVALENTS-1.07%
 $   843,813 Dreyfus Cash Management Fund+                  --         --  $    843,813
   1,000,000 Janus Institutional Money Market Fund+         --         --     1,000,000
     500,000 Merrimac Premium Money Market Fund+            --         --       500,000
                                                                           ------------
                                                                           $  2,343,813
             REPURCHASE AGREEMENTS--4.10%
  $9,000,000 Goldman Sachs Repurchase Agreement+,
             dated 8/29/97, due 9/3/97, with a
             maturity value of $9,000,000 and an
             effective yield of 5.67%,
             collateralized by a Federal National
             Mortgage Association obligation with a
             rate of 7.01% with a maturity date of
             8/1/36 and with an aggregate market
             value of $9,180,000.                                          $  9,000,000

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                   INTEREST    MATURITY
  PRINCIPAL  SECURITY NAME           RATE        DATE       VALUE

             SHORT-TERM INSTRUMENTS (CONTINUED)
             U.S. TREASURY BILLS-0.41%
 $   219,000 U.S. Treasury Bills        4.98%*  11/28/97 $    216,306
     388,000 U.S. Treasury Bills        4.96*   11/13/97      384,042
      74,000 U.S. Treasury Bills        4.83*   10/16/97       73,543
     128,000 U.S. Treasury Bills        4.82*   10/23/97      127,091
      11,000 U.S. Treasury Bills        4.78*   09/18/97       10,974
      50,000 U.S. Treasury Bills        4.75*   10/09/97       49,743
      31,000 U.S. Treasury Bills        4.10*   09/11/97       30,961
                                                         ------------
                                                         $    892,660
             TOTAL SHORT TERM INSTRUMENTS                $ 12,236,473
             (Cost $12,236,081)

             TOTAL INVESTMENT
             IN SECURITIES
             (Cost
             $225,764,518)**
             (Notes 1 and 3)   103.55%     $227,365,067
             Other Assets and  (3.55)%       (7,787,051)
             Liabilities, Net
                               ------      ------------
             TOTAL NET ASSETS  100.00%     $219,578,016
                               ======      ============

--------------------------------------------------------------------------------
+ Represents collateral received from securities lending transactions (see Note
 4 of the notes to financial statements).
++ Investment is denominated in U.S. Dollars.
* Yield to maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

      Gross Unrealized
       Appreciation                $3,197,040
      Gross Unrealized
       Depreciation                (1,596,491)
                                   ----------
      NET UNREALIZED APPRECIATION  $1,600,549
                                   ==========

The accompanying notes are an integral part of these financial statements.

    MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                 SHARES     VALUE

COMMON STOCKS-91.91%
ADVERTISING-2.24%
HA-LO Industries Inc          130,000 $  3,266,250
Snyder Communications Inc+     70,000    2,003,750
                                      ------------
           TOTAL ADVERTISING
                     - VALUE          $  5,270,000
                      - COST          $  2,870,981
AGRICULTURAL SERVICES--1.09%
Dimon Inc                     106,700 $  2,560,800
                                      ------------
 TOTAL AGRICULTURAL SERVICES
                     - VALUE          $  2,560,800
                      - COST          $  2,717,255
AIRLINES--0.97%
Atlas Air Inc+                 82,500 $  2,289,375
                                      ------------
              TOTAL AIRLINES
                     - VALUE          $  2,289,375
                      - COST          $  3,773,720
APPAREL--0.78%
Tommy Hilfiger Corp.+          42,000 $  1,832,250
                                      ------------
               TOTAL APPAREL
                     - VALUE          $  1,832,250
                      - COST          $  1,901,691
BANK & FINANCE--5.32%
CoreStates Financial Corp       5,000 $    307,500
Envoy Corp+                   195,000    5,265,000
Firstplus Financial Group      64,000    2,944,000
Green Tree Financial Inc       26,000    1,142,375
Money Store Inc               100,000    2,850,000
                                      ------------
        TOTAL BANK & FINANCE
                     - VALUE          $ 12,508,875
                      - COST          $  8,754,793
BASIC INDUSTRIES--0.81%
Steel Dynamics Inc+            75,000 $  1,893,750
                                      ------------
      TOTAL BASIC INDUSTRIES
                     - VALUE          $  1,893,750
                      - COST          $  1,875,000

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                     SHARES     VALUE

COMMON STOCKS (CONTINUED)
BIOTECHNOLOGY-0.82%
Agouron Pharmaceuticals Inc.       20,000 $    880,000
Neurex Corp+                       43,000      559,000
Uroquest Medical Corp+            102,500      486,875
                                          ------------
             TOTAL BIOTECHNOLOGY
                         - VALUE          $  1,925,875
                          - COST          $  2,237,573
BROADCASTING-2.37%
Clear Channel Communications Inc   20,000 $  1,358,750
Mastec, Inc.                       17,500      817,031
Regal Cinemas Inc                  96,500    2,738,182
TV Azteca SA ADR                   37,000      666,000
                                          ------------
              TOTAL BROADCASTING
                         - VALUE          $  5,579,963
                          - COST          $  5,159,175
BUSINESS SERVICES-5.19%
Accustaff Inc+                    187,500 $  4,980,469
Concord EFS Inc+                  102,500    2,844,375
Quintiles Transnational Corp+      56,000    4,368,000
                                          ------------
         TOTAL BUSINESS SERVICES
                         - VALUE          $ 12,192,844
                          - COST          $ 10,044,580
COMPUTER SOFTWARE-14.86%
America Online Inc+               105,000 $  6,772,500
Checkfree Corp+                   100,000    1,925,000
Cognos Inc                        101,500    3,235,313
HBO & Co                           89,000    6,374,625
Microsoft Corp                     16,500    2,181,094
Oracle Systems Corp                51,000    1,944,375
Quadramed Corp+                    78,000    1,365,000
Sterling Commerce Inc+             85,000    2,810,313
Veritas Software Inc              107,000    6,754,375
Viasoft Inc                        28,500    1,542,563
                                          ------------
         TOTAL COMPUTER SOFTWARE
                         - VALUE          $ 34,905,158
                          - COST          $ 25,437,234
COMPUTER SYSTEMS-6.30%
Adaptec Inc                       132,000 $  6,336,000
Cisco Systems Inc+                 50,000    3,768,750
Exabyte Corp+                      15,000      176,250

    MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                   SHARES     VALUE

COMMON STOCKS (CONTINUED)
Quantum Corp                     75,000 $  2,629,688
Rational Software Corp          114,354    1,886,841
                                        ------------
        TOTAL COMPUTER SYSTEMS
                       - VALUE          $ 14,797,529
                        - COST          $ 11,224,302
ELECTRONICS-2.08%
Analog Devices Inc               70,001 $  2,318,793
Interlink Electronics Inc+        5,000       32,500
LSI Logic Corp+                  79,000    2,542,813
                                        ------------
             TOTAL ELECTRONICS
                       - VALUE          $  4,894,106
                        - COST          $  5,134,223
ENERGY & RELATED-10.57%
Anadarko Petroleum Corp          30,000 $  2,203,125
Diamond Offshore Drilling Inc    60,000    3,277,500
Ensco International Inc          80,500    5,111,750
Falcon Drilling Company Inc      70,000    2,205,000
Global Industries Ltd+           55,500    2,022,281
Nabors Industries Inc+           30,000    1,033,125
Newpark Resources Inc           103,000    3,489,125
Santa Fe International+          98,000    4,385,500
Smedvig ASA ADR                  40,000    1,115,000
                                        ------------
        TOTAL ENERGY & RELATED
                       - VALUE          $ 24,842,406
                        - COST          $ 16,134,081
ENTERTAINMENT & LEISURE-1.13%
Family Golf Centers Inc+        115,000 $  2,666,563
                                        ------------
 TOTAL ENTERTAINMENT & LEISURE
                       - VALUE          $  2,666,563
                        - COST          $  2,144,703
EQUIPMENT & SUPPLIES-0.84%
Danka Business Systems PLC ADR   42,000 $  1,963,500
                                        ------------
    TOTAL EQUIPMENT & SUPPLIES
                       - VALUE          $  1,963,500
                        - COST          $  1,650,360

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                          SHARES     VALUE

COMMON STOCKS (CONTINUED)
FOOD & RELATED--1.38%
Northland Cranberries Class A          115,000 $  1,969,375
Universal Corp                          35,000    1,273,125
                                               ------------
                 TOTAL FOOD & RELATED
                              - VALUE          $  3,242,500
                               - COST          $  3,923,440
HEALTHCARE--8.30%
Access Health, Inc+                     39,000 $  1,218,750
Genesis Health Ventures Inc+           195,000    6,800,625
Healthsouth Corp                       243,000    6,059,813
Renal Treatment Centers+               160,000    5,420,000
                                               ------------
                     TOTAL HEALTHCARE
                              - VALUE          $ 19,499,188
                               - COST          $ 10,030,902
HOSPITAL & MEDICAL SUPPLIES--2.66%
Medtronic Inc                           15,000 $  1,355,625
Tenet Healthcare Corp+                 128,000    3,488,000
Ultrafem Inc+                          160,000    1,400,000
                                               ------------
    TOTAL HOSPITAL & MEDICAL SUPPLIES
                              - VALUE          $  6,243,625
                               - COST          $  7,478,252
INSURANCE--0.48%
Providian Financial Corp                30,000 $  1,117,500
                                               ------------
                      TOTAL INSURANCE
                              - VALUE          $  1,117,500
                               - COST          $  1,114,132
INVESTMENT BANKING & BROKERAGE--0.18%
Ocwen Financial Corp+                   10,000 $    426,875
                                               ------------
 TOTAL INVESTMENT BANKING & BROKERAGE
                              - VALUE          $    426,875
                               - COST          $    435,000
LODGING--1.02%
HFS Inc+                                43,000 $  2,394,563
                                               ------------
                        TOTAL LODGING
                              - VALUE          $  2,394,563
                               - COST          $  2,414,665

    MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                   SHARES     VALUE

COMMON STOCKS (CONTINUED)
PHARMACEUTICALS-3.08%
BioChem Pharma Inc              175,000 $  4,539,063
McKesson Corp                    16,000    1,499,000
Millipore Corp                   24,000    1,188,000
                                        ------------
         TOTAL PHARMACEUTICALS
                       - VALUE          $  7,226,063
                        - COST          $  6,887,303
PUBLISHING-1.42%
Central Newspapers Class A       49,000 $  3,335,063
                                        ------------
              TOTAL PUBLISHING
                       - VALUE          $  3,335,063
                        - COST          $  3,298,146
REAL ESTATE-0.40%
CCA Prison Realty Trust           5,000 $    165,625
Kilroy Realty Corp               30,000      766,875
                                        ------------
             TOTAL REAL ESTATE
                       - VALUE          $    932,500
                        - COST          $    870,000
RETAIL & RELATED-4.98%
Corporate Express Inc           298,000 $  5,084,625
Eagle Hardware & Garden Inc+    146,000    3,202,875
NuCo2 Inc+                       55,000      907,500
Office Depot Inc+               135,500    2,498,281
                                        ------------
        TOTAL RETAIL & RELATED
                       - VALUE          $ 11,693,281
                        - COST          $ 11,582,667
SERVICES-1.73%
Loewen Group Inc                128,500 $  4,071,844
                                        ------------
                TOTAL SERVICES
                       - VALUE          $  4,071,844
                        - COST          $  4,387,533
TELECOMMUNICATIONS-10.66%
360 Communications Co+           48,000 $    882,000
Ascend Communications Inc+       56,000    2,376,500
IXC Communications Inc+          71,000    1,917,000
LCI International Inc+          276,000    6,624,000
Newbridge Network Corp           24,000    1,092,000
NEXTEL Communications Class A+  175,000    4,385,938

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                         SHARES      VALUE

COMMON STOCKS (CONTINUED)
Nokia Corp                             70,000  $  5,425,000
Paging Network Inc+                   232,500     2,354,063
                                               ------------
           TOTAL TELECOMMUNICATIONS
                            - VALUE            $ 25,056,501
                             - COST            $ 20,555,712
TRANSPORTATION-0.25%
Wisconsin Central Transport+           19,000  $    589,000
                                               ------------
               TOTAL TRANSPORTATION
                            - VALUE            $    589,000
                             - COST            $    613,500
                TOTAL COMMON STOCKS
                            - VALUE            $215,951,497
                             - COST            $174,650,923
WARRANTS-2.99%
Intel Corp Warrant Expires 03/14/98    98,000  $  7,019,250
                                               ------------
                     TOTAL WARRANTS
                            - VALUE            $  7,019,250
                             - COST            $    824,500
TOTAL INVESTMENTS IN SECURITIES
(Cost $175,475,423)* (Notes 1 and 3)    94.90% $222,970,747
Other Assets and Liabilities, Net        5.10%   11,986,080
                                      -------  ------------
TOTAL NET ASSETS                       100.00% $234,956,827
                                      =======  ============

--------------------------------------------------------------------------------
+ Non-income earning securities.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

      Gross Unrealized
       Appreciation                $56,769,792
      Gross Unrealized
       Depreciation                 (9,274,468)
                                   -----------
      NET UNREALIZED APPRECIATION  $47,495,324
                                   ===========

The accompanying notes are an integral part of these financial statements.

     (THIS PAGE INTENTIONALLY LEFT BLANK)

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                           21.51%                   46.15%
ADVERTISING
PERCENT OF NET ASSETS                            0.03%                    0.04%
Omnicom Group                         588 $     39,837         920 $     62,330
Outdoor Systems Inc                     0          --          600       15,863
                                          ------------             ------------
           TOTAL ADVERTISING
                     - VALUE              $     39,837             $     78,193
                     -  COST              $     19,978             $     49,037
AEROSPACE & DEFENSE
PERCENT OF NET ASSETS                            0.23%                    0.75%
Allied Signal Inc                     449 $     37,071       2,213 $    182,711
Boeing Co                             800       43,550       7,293      397,013
Briggs & Stratton Corp                 50        2,416         157        7,585
Coltec Industries+                    600       13,425         700       15,663
GenCorp Inc                             0          --            0          --
General Dynamics Corp                  61        4,857         476       37,902
General Motors Corp Class H           800       50,850       1,100       69,919
Gulfstream Aerospace Corp+              0          --          400       11,850
Lockheed Martin Corp                  152       15,761       1,417      146,925
Newport News Shipbuilding              64        1,244         293        5,673
Northrop Grumman Corp                  36        4,214         426       49,869
Primex Technologies Inc                47        1,375          56        1,638
Raytheon Co                           174        9,570       1,773       97,515
Rockwell International Corp           211       12,660       1,590       95,400
Rohr Industries Inc+                    0          --            0          --
Sequa Corp Class A+                   110        5,638           0          --
Stewart & Stevenson Services          364        8,873         380        9,263
Sundstrand Corp                       526       31,034         560       33,040
Textron Inc                            60        3,739       1,199       74,713
United Technologies Corp              296       23,107       1,901      148,397
                                          ------------             ------------
   TOTAL AEROSPACE & DEFENSE
                     - VALUE              $    269,384             $  1,385,076
                     -  COST              $    209,986             $  1,054,963
AIRLINES
PERCENT OF NET ASSETS                            0.25%                    0.47%
AMR Corp+                              33 $      3,325         656 $     66,092
British Airways PLC ADR (UK)        1,300      134,306       2,800      289,275
Comair Holdings Inc                     0          --          500       13,438
Continental Airlines Class
 B+                                     0          --          500       18,313

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                   64.91%                   78.80%                   93.50%
                    0.04%                    0.04%                    0.06%
      1,720  $    116,530       1,210 $     81,978       2,058 $    139,430
          0           --            0          --        1,300       34,369
             ------------             ------------             ------------
             $    116,530             $     81,978             $    173,799
             $     55,352             $     43,017             $    116,974
                    1.15%                    1.39%                    1.66%
      5,063  $    418,014       4,065 $    335,617       8,935 $    737,696
     18,281       995,172      14,540      791,521      29,452    1,603,293
        432        20,871         341       16,475         590       28,504
        700        15,663         900       20,138       1,200       26,850
        485        12,974           0          --            0          --
      1,138        90,613         868       69,114       1,849      147,227
      2,100       133,481       1,500       95,344       2,600      165,263
          0           --          500       14,813         800       23,700
      3,595       372,757       2,829      293,332       5,701      591,122
        616        11,927         465        9,013         846       16,399
      1,200       140,475         937      109,688       1,970      230,613
        108         3,153          86        2,510         126        3,685
      4,362       239,910       3,455      190,025       7,089      389,895
      3,954       237,240       3,098      185,880       6,230      373,800
        287         7,767         207        5,602           0          --
        137         7,021         102        5,228           0          --
        495        12,066         365        8,897         845       20,597
      1,390        82,010         930       54,870       1,390       82,010
      3,020       188,184       2,426      151,170       4,816      300,097
      4,220       329,424       3,472      271,033       7,449      581,488
             ------------             ------------             ------------
             $  3,318,722             $  2,630,270             $  5,322,239
             $  2,350,087             $  1,849,714             $  4,385,882
                    0.60%                    0.75%                    0.85%
      1,649  $    166,137       1,330 $    133,998       2,761 $    278,171
      5,725       591,464       4,800      495,900       8,450      872,991
          0           --          600       16,125       1,000       26,875
          0           --            0          --        1,000       36,625

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Delta Air Lines Inc                    38 $      3,287         533 $     46,105
Japan Air Lines Co ADR
 (Japan)                            8,700       70,687      31,600      256,750
KLM Royal Dutch Airlines ADR
 (Netherlands)                        507       16,604       1,110       36,353
Northwest Airlines Corp
 Class A+                             600       21,938         900       32,906
Southwest Airlines Co                 125        3,500       1,084       30,352
UAL Corp+                             500       38,094         700       53,331
USAir Group Inc+                      129        4,402         625       21,328
ValuJet Inc+                          300        1,650         200        1,100
                                          ------------             ------------
              TOTAL AIRLINES
                     - VALUE              $    297,793             $    865,343
                     -  COST              $    302,460             $    901,994
APPAREL
PERCENT OF NET ASSETS                            0.08%                    0.19%
CVS Corp                              640 $     36,080       1,334 $     75,204
Fruit of the Loom Inc Class
 A+                                    14          375         624       16,692
Hartmarx Corp+                         81          628         230        1,783
Land's End Inc+                         0          --            0          --
Liz Claiborne Inc                      88        3,922         555       24,732
Nike Inc Class B                      370       19,749       2,289      122,175
Nine West Group Inc+                  200        8,450         400       16,900
OshKosh B'Gosh Class A                 26          660          49        1,243
Phillips Van Heusen Corp                0          --            0          --
Reebok International Ltd               95        4,174         405       17,795
Russell Corp                           73        2,081         282        8,037
Stride Rite Corp                       63          748         375        4,453
VF Corp                                63        5,568         479       42,332
Warnaco Group Inc Class A             300        9,731         600       19,463
                                          ------------             ------------
               TOTAL APPAREL
                     - VALUE              $     92,166             $    350,809
                     -  COST              $     62,121             $    254,086
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                            0.08%                    0.29%
Bandag Inc                              0 $        --          100 $      5,331
Bandag Inc Class A                    100        5,313         100        5,313
Cooper Tire & Rubber Co                21          528         615       15,452
Dana Corp                              48        2,211         747       34,409
Deluxe Corp                            70        2,306         614       20,224
Eaton Corp                             83        7,475         551       49,624
Echlin Inc                              3          111         469       17,382
Genuine Parts Co                      152        4,693       1,368       42,237
Goodyear Tire & Rubber Co             140        8,628       1,179       72,656
Illinois Tool Works Inc               348       16,835       2,006       97,040

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,368  $    118,332       1,122 $     97,053       2,262 $    195,663
     63,175       513,297      48,550      394,469     101,900      827,937
      2,429        79,550       1,974       64,649       3,339      109,352
      1,500        54,844       1,300       47,531       1,900       69,469
      2,709        75,852       2,088       58,464       4,354      121,912
      1,200        91,425         900       68,569       1,500      114,281
      1,400        47,775       1,105       37,708       2,623       89,510
        400         2,200         200        1,100         700        3,850
             ------------             ------------             ------------
             $  1,740,876             $  1,415,566             $  2,746,636
             $  1,772,973             $  1,457,310             $  2,877,220
                    0.28%                    0.33%                    0.41%
      3,046  $    171,718       2,425 $    136,709       5,406 $    304,763
      1,469        39,296       1,099       29,398       2,280       60,990
        389         3,015         354        2,743         618        4,789
        547        14,393           0          --            0          --
      1,329        59,224       1,064       47,415       2,120       94,473
      5,229       279,098       4,179      223,054       9,260      494,252
        300        12,675         400       16,900         700       29,575
        228         5,786          85        2,157         222        5,633
        410         5,894         290        4,169           0          --
        984        43,234         882       38,753       1,807       79,395
        716        20,406         494       14,079         850       24,225
        893        10,604         707        8,396       1,050       12,469
      1,164       102,869         971       85,812       1,949      172,243
      1,000        32,438         700       22,706       1,200       38,925
             ------------             ------------             ------------
             $    800,650             $    632,291             $  1,321,732
             $    579,952             $    452,518             $  1,087,674
                    0.43%                    0.53%                    0.64%
        200  $     10,663         100 $      5,331         300 $     15,994
        200        10,625         200       10,625         400       21,250
      1,451        36,456       1,171       29,421       2,286       57,436
      1,898        87,427       1,519       69,969       3,097      142,656
      1,538        50,658       1,217       40,085       2,473       81,454
      1,397       125,817       1,139      102,581       2,301      207,234
      1,189        44,067         935       34,653       1,884       69,826
      3,293       101,672       2,620       80,877       5,375      165,953
      2,851       175,693       2,276      140,259       4,633      285,509
      4,521       218,703       3,625      175,359       8,005      387,242

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ITT Industries Inc                    131 $      4,127         832 $     26,208
Lear Corp+                            400       18,325         500       22,906
Mascotech Inc                           0          --          300        6,281
Modine Manufacturing Co               309        9,463         250        7,656
Navistar International Corp+           31          769         550       13,647
PACCAR Inc                              0          --          554       26,246
Pep Boys- Manny Moe & Jack             57        1,511         472       12,508
Strattec Security Corp+                10          230          28          644
Superior Industries
 International Inc                    322        8,775         260        7,085
TRW Inc                               126        6,568         907       47,277
                                          ------------             ------------
TOTAL AUTO PARTS & EQUIPMENT
                     - VALUE              $     97,868             $    530,126
                     -  COST              $     77,009             $    414,521
AUTOMOBILES
PERCENT OF NET ASSETS                            1.30%                    2.27%
Chrysler Corp                         590 $     20,724       5,065 $    177,908
Daimler-Benz
 Aktiengesellschaft ADR
 (Germany)                         15,150    1,131,516      32,000    2,389,999
Fiat SpA ADR (Italy)                7,480      116,875      15,730      245,781
Ford Motor Co                         930       39,990       8,787      377,841
General Motors Corp Class A           580       36,395       5,419      340,042
Harley-Davidson Inc                   618       33,449         850       46,006
Hertz Corp Class A                      0          --          200        6,913
Honda Motor Co Ltd ADR
 (Japan)                            1,000       60,500       3,800      229,900
Nissan Motor Co Ltd ADR
 (Japan)                            2,300       29,325       8,500      108,375
Toyota Motor Corp ADR
 (Japan)                            1,500       79,125       5,400      284,850
                                          ------------             ------------
           TOTAL AUTOMOBILES
                     - VALUE              $  1,547,899             $  4,207,615
                     -  COST              $  1,147,494             $  3,248,871
BANK & FINANCE
PERCENT OF NET ASSETS                            2.31%                    4.82%
Advanta Corp Class B                  300 $      9,525         300 $      9,525
Ahmanson (H F) & Co                   130        6,598         731       37,098
Allied Irish Banks PLC ADR
 (Ireland)                          1,560       78,390       2,870      144,217
American Express Corp                 741       57,613       3,760      292,340
American Financial Group Inc          304       13,148         390       16,868
Amsouth Bancorp                       700       29,444         850       35,753
Associates First Capital
 Corp                                 600       34,838         700       40,644
Banc One Corp                         415       22,254       4,242      227,477
Banco Bilbao Vizcaya ADR
 (Spain)                            2,250       60,187       4,800      128,400
Banco Central
 Hispanoamericano SA ADR
 (Spain)                            1,100       20,213       2,000       36,750
Banco Santander SA ADR
 (Spain)                            2,100       58,275       4,200      116,550

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,198  $     69,237       1,759 $     55,409       3,560 $    112,140
        500        22,906         800       36,650       1,500       68,719
          0           --          400        8,375         800       16,750
        465        14,241         335       10,259         500       15,313
      1,339        33,224       1,107       27,467       2,172       53,893
      1,386        65,662       1,172       55,523       2,300      108,962
      1,109        29,389         864       22,896       1,463       38,770
         72         1,656          49        1,127           0          --
        454        12,372         331        9,020         510       13,898
      2,337       121,816       1,852       96,535       3,815      198,857
             ------------             ------------             ------------
             $  1,232,284             $  1,012,421             $  2,061,856
             $    965,020             $    776,865             $  1,726,861
                    3.07%                    3.83%                    4.23%
     12,652  $    444,402      10,063 $    353,463      20,231 $    710,614
     64,300     4,802,405      54,300    4,055,531      95,500    7,132,656
     31,570       493,281      26,675      416,797      46,910      732,969
     21,967       944,581      17,387      747,641      35,246    1,515,578
     13,404       841,101      10,608      665,652      21,499    1,349,062
      1,759        95,206       1,244       67,332       1,990      107,709
          0           --            0          --          500       17,281
      7,625       461,313       5,875      355,438      12,300      744,150
     16,950       216,113      12,950      165,113      27,250      347,438
     10,825       571,019       8,350      440,463      17,550      925,763
             ------------             ------------             ------------
             $  8,869,421             $  7,267,430             $ 13,583,220
             $  6,799,389             $  5,668,308             $ 11,042,980
                    6.92%                    8.21%                    9.67%
        500  $     15,875         400 $     12,700         700 $     22,225
      1,808        91,756       1,515       76,886       3,066      155,599
      5,542       278,486       4,462      224,216       8,145      409,286
      8,431       655,510       6,707      521,469      14,933    1,161,041
        813        35,162         508       21,971         780       33,735
      1,800        75,713       1,350       56,784       2,050       86,228
      1,600        92,900       1,100       63,869       1,700       98,706
     10,590       567,889       8,379      449,324      16,915      907,067
      9,600       256,800       8,100      216,675      14,300      382,525
      3,950        72,581       3,300       60,638       5,700      104,738
      8,400       233,100       7,050      195,638      12,150      337,163

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Bank of New York Inc                 278 $     12,406       2,841 $    126,780
BankAmerica Corp                     542       35,670       5,218      343,410
BankBoston Corp                      150       12,469       1,040       86,450
Bankers Trust Corp                    90        9,338         560       58,100
Barclays PLC ADR (UK)              1,650      150,563       3,100      282,875
Barnett Banks Inc                    140        9,538       1,444       98,373
BB&T Corp                          1,000       51,750       1,600       82,800
Beacon Properties Corp                 0          --          400       14,400
Bear Stearns Co Inc                  999       39,539       1,154       45,665
Beneficial Corp                       42        3,006         430       30,772
Cali Realty Corp                       0          --          400       14,900
Capital One Financial Corp             0          --          100        3,850
Carramerica Realty Corp                0          --          400       11,925
Central Fidelity Banks Inc           525       20,541         745       29,148
Charter One Financial Inc            430       23,381         525       28,547
Chase Manhattan Bank                 511       56,817       3,454      384,042
Citicorp                             377       48,115       3,423      436,860
Comdisco Inc                         624       16,965         668       18,148
Comerica Inc                          39        2,762         743       52,614
Commerce Bancshares Inc              340       18,317         440       23,705
Compass Bancshares Inc               400       14,250         600       21,375
ContiFinancial Corp+                   0          --          100        3,288
CoreStates Financial Corp            204       12,546       1,483       91,204
Countrywide Credit
 Industries Inc                    1,100       37,056         800       26,950
Credit Acceptance Corp+              200        2,825         200        2,825
Crescent Operating Inc+                0          --           80        1,290
Crescent Real Estate Co                0          --        1,000       31,625
Crestar Financial Corp             1,004       44,866       1,240       55,413
Deposit Guaranty Corp                  0          --          400       12,825
Dime Bancorp Inc                     800       15,450       1,200       23,175
Donaldson Lufkin & Jenrette
 In                                    0          --          100        5,938
Duke Realty Investments                0          --          800       16,750
Edwards A G & Sons Inc               455       18,086         620       24,645
Equifax Inc                        1,410       41,507       1,400       41,213
Federal Home Loan Mortgage
 Corp                                564       18,365       5,140      167,371
Federal National Mortgage
 Assoc                             1,416       62,304       8,385      368,940
Fifth Third Bancorp                  266       15,561       1,317       77,045
Finova Group Inc                     200       16,913         300       25,369
First American Corp                  600       25,350         700       29,575
First Chicago NBD Corp               234       16,790       2,321      166,532
First Commerce Corp                  300       16,013         400       21,350
First Empire State Corp                0          --          100       36,550
First Hawaiian Inc                   200        7,375         300       11,063
First of America Bank Corp           821       42,256       1,015       52,247

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      7,163  $    319,649       5,651 $    252,176      11,387 $    508,145
     13,032       857,669      10,362      681,949      20,894    1,375,086
      2,697       224,188       2,105      174,978       4,354      361,926
      1,399       145,146       1,155      119,831       2,325      241,219
      6,975       636,469       5,650      515,563       9,750      889,687
      3,614       246,204       2,943      200,492       5,959      405,957
      2,300       119,025       1,900       98,325       3,580      185,265
          0           --            0          --        1,100       39,600
      2,709       107,175       1,869       73,942       2,883      114,073
      1,031        73,781         798       57,107       1,577      112,854
          0           --            0          --          800       29,800
        900        34,650         100        3,850         200        7,700
          0           --            0          --        1,100       32,794
      1,050        41,081         945       36,973       1,507       58,961
      1,050        57,094         735       39,966       1,260       68,513
      7,639       849,361       6,092      677,354      13,588    1,510,816
      8,570     1,093,746       6,722      857,895      13,766    1,756,886
      1,562        42,453         954       25,937       1,463       39,775
      1,972       139,642       1,545      109,405       3,185      225,538
        866        46,656         651       35,073         997       53,713
        750        26,719         750       26,719       1,350       48,094
          0           --            0          --          200        6,575
      3,785       232,777       3,068      188,682       6,105      375,458
      1,900        64,006       1,500       50,531       3,100      104,431
          0           --          200        2,825         500        7,063
          0           --            0          --          200        3,225
          0           --            0          --        2,200       69,575
      1,970        88,034       1,830       81,778       2,870      128,253
          0           --            0          --          900       28,856
      2,400        46,350       1,900       36,694       2,800       54,075
        900        53,438         200       11,875         300       17,813
          0           --            0          --        1,600       33,500
      1,017        40,426         977       38,836       1,525       60,619
      3,642       107,211       2,672       78,657       4,840      142,477
     12,748       415,107      10,131      329,891      20,451      665,936
     18,859       829,796      15,133      665,852      33,496    1,473,824
      2,922       170,937       2,302      134,667       5,141      300,749
        600        50,738         500       42,281         700       59,194
      1,400        59,150       1,000       42,250       1,600       67,600
      5,747       412,347       4,541      325,817       9,223      661,750
        800        42,700         500       26,688         900       48,038
        100        36,550         100       36,550         100       36,550
        300        11,063         400       14,750         600       22,125
      2,113       108,820       1,303       67,105       2,287      117,781

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
First Security Corp                   861 $     24,323       1,170 $     33,053
First Tennessee National
 Corp                                 508       27,051         740       39,405
First Union Corp                      426       20,475       4,215      202,605
First USA Paymentech Inc+               0          --          100        3,038
First Virginia Banks Inc              359       24,457         380       25,888
Firstar Corp                        1,200       40,425       1,400       47,163
Firstmerit Corp                       300       14,063         300       14,063
Fleet Financial Group Inc             155        9,988       1,964      126,555
Franklin Resources Inc                694       53,698         950       73,506
GATX Corp                             223       13,951         270       16,892
Golden State Bancorp+                   0          --          600       17,325
Golden West Financial                  62        5,103         376       30,949
Green Tree Financial Inc              150        6,591       1,042       45,783
Greenpoint Financial Corp             400       24,625         400       24,625
GTECH Holdings Corp+                  400       12,025         400       12,025
Hibernia Corp Class A               1,000       15,188       1,500       22,781
Highwood Properties Inc                 0          --          400       13,000
Household International Inc            41        4,548         815       90,414
Huntington Bancshares Inc           1,446       46,814       1,556       50,375
John Nuveen & Co Inc Class A            0          --          100        3,044
Keycorp                               173       10,488       1,603       97,182
Lehman Brothers Holdings              900       39,488       1,100       48,263
MBNA Corp                             415       15,952       2,720      104,531
Medaphis Corp+                        800        7,300         900        8,213
Mellon Bank Corp                      226       10,876       1,866       89,801
Mercantile Bancorp                    636       43,844         970       66,869
Mercantile Bankshares                 454       12,769         735       20,672
Mercury Financial Corp              1,800        2,813       1,800        2,813
Merrill Lynch & Co Inc                216       13,284       2,434      149,691
MGIC Investment Corp                    0          --          836       42,061
Money Store Inc                       400       11,400         400       11,400
Morgan (J P) & Co Inc                 139       14,908       1,408      151,008
National Australia Bank Ltd
 ADR (Australia)                    1,750      121,406       3,700      256,688
National City Corp                    123        6,950       1,609       90,909
NationsBank Corp                      618       36,694       5,343      317,241
Northern Trust Corp                   934       49,619       1,320       70,125
Northfork Bancorp                       0          --          800       19,950
Norwest Corp                          308       17,691       2,750      157,953
Old Kent Financial Corp               451       27,624         567       34,729
Old National Bancorp                  330       14,438         221        9,647
Pacific Century Financial
 Corp                                 374       18,443         460       22,684
Paine Webber Group Inc                600       23,063         800       30,750
Peoples Bank Bridgeport                 0          --          200        5,613

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,662  $     75,187       1,953 $     55,172       2,925 $     82,631
      1,570        83,603       1,100       58,575       1,780       94,785
     10,660       512,360       8,370      402,283      16,842      809,492
          0           --          200        6,075         400       12,150
        791        53,887         561       38,218         945       64,378
      2,200        74,113       2,200       74,113       3,300      111,169
        500        23,438         500       23,438         800       37,500
      4,827       311,040       3,876      249,760       7,662      493,720
      2,044       158,155       1,170       90,490       2,048      158,426
        302        18,894         317       19,832         610       38,163
          0           --            0          --        1,300       37,538
      1,044        85,934         856       70,460       1,714      141,084
      2,479       108,921       1,939       85,195       3,956      173,817
      1,100        67,719         600       36,938       1,100       67,719
        500        15,031         600       18,038         900       27,056
      2,900        44,044       2,200       33,413       3,300       50,119
          0           --            0          --          800       26,000
      1,966       218,103       1,602      177,722       3,191      354,002
      3,835       124,158       2,336       75,628       4,751      153,814
          0           --            0          --            0          --
      4,119       249,714       3,251      197,092       6,705      406,491
      2,400       105,300       1,500       65,813       2,600      114,075
      6,029       231,721       4,866      187,037      10,749      413,165
      1,100        10,038       1,200       10,950       2,000       18,250
      4,804       231,193       3,752      180,565       7,777      374,268
      1,469       101,269       1,064       73,350       2,240      154,420
      1,219        34,284       1,062       29,869       1,720       48,375
      2,600         4,063       2,400        3,750       4,400        6,875
      6,105       375,458       4,857      298,706       9,705      596,858
      2,177       109,530       1,731       87,091       3,519      177,050
        700        19,950         500       14,250         800       22,800
      3,392       363,792       2,701      289,682       5,423      581,617
      7,325       508,172       6,250      433,594      10,950      759,656
      4,058       229,277       3,228      182,382       6,616      373,804
     13,466       799,544      10,654      632,581      21,652    1,285,566
      2,656       141,100       1,676       89,038       2,930      155,656
          0           --            0          --        1,700       42,394
      6,916       397,238       5,485      315,045      10,969      630,032
        909        55,676         793       48,571       1,560       95,550
        441        19,294         331       14,470         772       33,764
        757        37,330         677       33,385       1,035       51,038
      2,400        92,250       1,100       42,281       1,900       73,031
          0           --            0          --          500       14,031

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PNC Bank Corp                         306 $     13,235       2,395 $    103,584
Price (T Rowe) & Associates           400       22,000         500       27,500
Provident Financial Group               0          --          200        9,475
Regions Financial Corp                970       33,223       1,500       51,375
Republic New York Corp                  0          --          367       39,292
Ryder System Inc                       36        1,285         554       19,771
Sabre Group Holding Inc                 0          --          300        9,225
Salomon Inc                           119        7,125         770       46,104
Schwab (Charles) Corp                 178        7,554       1,424       60,431
Signet Banking Corp                   500       25,906         700       36,269
SLM Holding Corp                      500       67,750         700       94,850
Spieker Properties Inc                  0          --          500       18,594
Star Banc Corp                        700       31,631       1,000       45,188
Starwood Lodging Trust                  0          --          500       23,094
State Street Corp                   1,438       71,720       1,500       74,813
Summit Bancorp                        803       47,678       1,370       81,344
SunTrust Banks Inc                    130        8,125       1,581       98,812
Synovus Financial Corp              1,425       37,317       1,875       49,102
TCF Financial Corp                    400       21,325         400       21,325
U.S. Bancorp                          336       29,421       2,003      175,388
Union Planters Corp                   600       30,750         700       35,875
UnionBanCal Corp                      100        7,731         100        7,731
United Asset Management Corp          500       13,406         700       18,769
United Dominion Realty Trust            0          --        1,000       14,125
Wachovia Corp                         175       10,894       1,166       72,584
Washington Federal Inc                484       13,189         594       16,187
Washington Mutual Inc                 196       11,736       1,882      112,685
Wells Fargo & Co                       52       13,221         638      162,212
Wesco Financial Corp                    0          --            0          --
Westpac Banking Corp ADR
 (Australia)                        1,650       47,644       3,400       98,175
Wilmington Trust Corp                 392       19,747         410       20,654
Zions Bancorp                         400       15,500         600       23,250
                                          ------------             ------------
        TOTAL BANK & FINANCE
                     - VALUE              $  2,760,663             $  8,942,609
                     -  COST              $  1,724,895             $  5,712,957
BASIC INDUSTRIES
PERCENT OF NET ASSETS                            0.55%                    1.05%
ASARCO Inc                             23 $        707         284 $      8,733
Avery-Dennison Corp                    96        3,942         822       33,753
Baker Hughes Inc                      121        5,127       1,233       52,248
Bemis Co                               40        1,758         427       18,761
Boise Cascade Corp                     67        2,651         379       14,994
Boise Cascade Office
 Products+                              0          --          100        2,106

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      5,913  $    255,737       4,670 $    201,978       9,500 $    410,875
      1,000        55,000         800       44,000       1,200       66,000
          0           --            0          --          500       23,688
      2,838        97,202       1,928       66,034       3,380      115,765
      1,036       110,917         763       81,689       1,616      173,013
      1,390        49,606       1,147       40,934       2,342       83,580
      2,200        67,650         300        9,225         600       18,450
      1,987       118,972       1,573       94,183       3,213      192,378
      3,194       135,545       2,504      106,264       5,603      237,777
      1,300        67,356       1,000       51,813       1,500       77,719
      1,400       189,700         900      121,950       1,500      203,250
          0           --            0          --        1,000       37,188
      2,100        94,894       1,500       67,781       2,300      103,931
          0           --            0          --        1,000       46,188
      3,770       188,029       2,900      144,638       5,580      278,303
      2,039       121,066       1,514       89,894       2,679      159,066
      4,038       252,375       3,223      201,438       6,616      413,500
      3,825       100,167       2,775       72,670       4,375      114,570
        800        42,650         500       26,656       1,100       58,644
      4,547       398,147       3,480      304,718       6,917      605,670
      1,000        51,250       1,100       56,375       1,700       87,125
        500        38,656         200       15,463         300       23,194
      1,400        37,538       1,000       26,813       1,700       45,581
          0           --            0          --        2,200       31,075
      2,964       184,509       2,324      144,669       4,893      304,589
        726        19,784         805       21,936       1,252       34,117
      4,597       275,245       3,666      219,502       7,320      438,285
      1,687       428,920       1,262      320,863       2,639      670,966
        100        27,506           0          --            0          --
      6,900       199,238       5,800      167,475      10,100      291,638
        649        32,693         504       25,389         875       44,078
      1,200        46,500         800       31,000       1,600       62,000
             ------------             ------------             ------------
             $ 19,983,562             $ 15,563,636             $ 31,064,714
             $ 12,008,050             $  9,479,878             $ 22,587,105
                    1.51%                    1.86%                    2.14%
        833  $     25,615         591 $     18,173       1,306 $     40,160
      1,818        74,652       1,484       60,937       3,315      136,122
      3,028       128,312       2,397      101,573       4,902      207,722
      1,022        44,904         754       33,129       1,553       68,235
        892        35,290         757       29,949       1,437       56,851
        800        16,850           0          --          200        4,213

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Bowater Inc                           395 $     20,219         410 $     20,987
Broken Hill Propriety Co Ltd
 ADR (Australia)                    3,680       92,460       7,460      187,432
Champion International Corp            38        2,249         661       39,123
Chesapeake Corp                       256        8,800         200        6,875
Consolidated Papers Inc               286       16,677         280       16,328
Crown Vantage Inc+                     21          184          48          420
Cyprus Amax Minerals                   36          909         660       16,665
Deltic Timber Corp                    141        4,167         166        4,899
Dover Corp                            150       10,359         927       64,021
Echo Bay Mines Ltd                    121          613       1,208        6,116
Fort James Corp                       568       23,856       1,166       48,972
Georgia-Pacific Corp                   33        3,011         654       59,678
Glatfelter (P H) Co                   486       10,054         280        5,793
Harnischfeger Industries Inc            8          321         384       15,408
Homestake Mining Co                   116        1,624       1,125       15,750
Ikon Office Solutions Inc             188        4,888         972       25,272
Inco Ltd                              129        3,491       1,199       32,448
Longview Fibre Co                     554       11,599         540       11,306
Louisiana-Pacific Corp                118        2,611         796       17,611
LTB Corp                              900       11,700       1,300       16,900
Mark IV Industries Inc                547       13,745         532       13,375
Mead Corp                              54        3,831         366       25,963
Minnesota Mining &
 Manufacturing Co                     667       59,947       3,289      295,599
NACCO Industries Inc Class A           16        1,380          43        3,709
Newmont Gold Co                       100        4,325         200        8,650
Newmont Mining Corp                   157        6,643       1,270       53,737
Potlatch Corp                           0          --          233       10,878
Rayonier Inc                          356       17,377         350       17,084
Rio Tinto PLC ADR
 (Australia)                        2,400      154,200       5,100      327,675
Sealed Air Corp+                      400       20,750         400       20,750
Smith International Inc               314       22,844         400       29,100
St Joe Paper Corp                     100        8,563         100        8,563
Stone Container Corp                   83        1,432         807       13,921
U.S. Industries Inc                   395       15,010         505       19,190
Union Camp Corp                        72        4,271         514       30,487
Unisource Worldwide Inc                94        1,704         865       15,678
Varco International Inc               292       11,607           0          --
Varian Associates Inc                 277       15,806         390       22,254
Watts Industries Inc Class A          308        7,508           0          --
Wausau Paper Mills Co                 392        8,575         316        6,913
Westinghouse Electric Corp            490       12,605       4,689      120,729
Westvaco Corp                         102        3,455         788       26,694
Weyerhauser Co                        160        9,240       1,434       82,814

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        652  $     33,374         607 $     31,071         975 $     49,908
     16,490       414,311      13,920      349,740      24,480      615,060
      1,735       102,690       1,374       81,324       2,867      169,691
        361        12,409         266        9,144         650       22,344
        770        44,901         490       28,573         770       44,901
        104           910          81          709         132        1,155
      1,762        44,490       1,377       34,769       2,791       70,473
        308         9,097         199        5,887         334        9,880
      2,014       139,092       1,578      108,981       3,577      247,037
      2,497        12,641       1,834        9,285       3,052       15,451
      2,474       103,908       2,084       87,528       3,973      166,866
      1,696       154,760       1,371      125,104       2,757      251,576
        769        15,909         489       10,116         770       15,929
        947        37,998         718       28,810       1,504       60,348
      2,714        37,996       2,191       30,674       4,402       61,628
      2,438        63,388       1,930       50,180       4,212      109,512
      3,038        82,216       2,431       65,789       4,978      134,717
        890        18,634         575       12,039       1,330       27,847
      2,011        44,493       1,595       35,289       3,248       71,862
      1,900        24,700       1,700       22,100       2,700       35,100
        870        21,870         762       19,153       1,174       29,488
      1,003        71,150         733       51,997       1,576      111,798
      7,354       660,941       5,932      533,139      13,110    1,178,261
        144        12,420         143       12,334         157       13,541
        200         8,650         200        8,650         300       12,975
      2,748       116,275       2,182       92,326       5,021      212,451
        511        23,857         411       19,189         820       38,284
        462        22,551         526       25,675         819       39,977
     10,225       656,956       8,650      555,763      15,150      973,388
        606        31,436         636       32,993       1,000       51,875
        597        43,432         627       45,614         900       65,475
        200        17,125         200       17,125         200       17,125
      1,815        31,309       1,408       24,288       2,902       50,060
        950        36,100         760       28,880       1,235       46,930
      1,304        77,344       1,001       59,372       2,095      124,260
      1,174        21,279       1,092       19,792       1,674       30,341
        524        20,829         374       14,867           0          --
        735        41,941         490       27,961         765       43,653
        464        11,310         334        8,141           0          --
        572        12,513         407        8,903         371        8,116
     11,710       301,545       9,305      239,604      18,872      485,948
      1,900        64,363       1,533       51,930       3,118      105,622
      3,599       207,842       2,898      167,360       5,786      334,141

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Whitman Corp                           60 $      1,470         833 $     20,409
Willamette Industries Inc               7          558         437       34,851
                                          ------------             ------------
      TOTAL BASIC INDUSTRIES
                     - VALUE              $    650,823             $  1,951,622
                     -  COST              $    529,859             $  1,632,707
BEVERAGES
PERCENT OF NET ASSETS                            0.47%                    1.32%
Anheuser-Busch Inc                    632 $     26,939       3,892 $    165,896
Coca-Cola Co                        3,632      208,159      19,649    1,126,132
Coca-Cola Enterprises Co            1,636       44,990       2,330       64,075
Coors (Adolph) Co Class B              67        2,471         327       12,058
Energy Group PLC ADR (UK)           1,068       43,188       1,987       80,349
Hanson PLC ADR (UK)                 1,068       25,632       1,990       47,760
Kirin Brewery Co ADR (Japan)        1,400      115,150       5,150      423,587
Pepsico Inc                         2,198       79,128      12,105      435,780
Seagrams Co Ltd                       328       11,460       2,719       94,995
                                          ------------             ------------
             TOTAL BEVERAGES
                     - VALUE              $    557,117             $  2,450,632
                     -  COST              $    557,638             $  2,155,301
BIOTECHNOLOGY
PERCENT OF NET ASSETS                            0.05%                    0.04%
Agouron Pharmaceuticals Inc.            0 $        --          200 $      8,800
Biogen Inc                            718       28,271         860       33,863
Chiron Corp+                          896       20,048         892       19,959
Genzyme Corp--General
 Division                             326        9,169         420       11,813
Genzyme Corp--Tissue Repair+           45          481          13          135
Quest Diagnostics Inc+                 46          860         240        4,485
                                          ------------             ------------
         TOTAL BIOTECHNOLOGY
                     - VALUE              $     58,829             $     79,055
                     -  COST              $     39,899             $     68,405
BROADCASTING
PERCENT OF NET ASSETS                            0.08%                    0.16%
Clear Channel Communications
 Inc                                  400 $     27,175         700 $     47,556
HSN Inc+                              461       15,221         365       12,029
Kingworld Productions                   0          --          274       10,892
LIN Television Corp+                  200        9,488         200        9,488
TCA Cable TV Inc                      266       10,108           0          --
TCI Satellite Entertainment
 Class A+                             107          739         543        3,750
Tele-Communications Inc
 Class A+                           1,012       17,710       5,282       92,435
Tele-Communications
 International Inc Class A+           300        4,819         200        3,213

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,948  $     47,726       1,420 $     34,790       3,310 $     81,095
        975        77,756         789       62,923       1,703      135,814
             ------------             ------------             ------------
             $  4,362,060             $  3,533,642             $  6,885,206
             $  3,667,176             $  2,948,216             $  6,008,782
                    1.87%                    2.24%                    2.85%
      8,844  $    376,976       7,214 $    307,497      15,660 $    667,507
     43,963     2,519,628      35,231    2,019,177      78,262    4,485,391
      6,564       180,510       3,144       86,460       5,565      153,038
        701        25,849         529       19,507       1,102       40,636
      3,871       156,534       3,056      123,577       5,156      208,496
      3,872        92,925       3,257       78,168       5,657      135,768
     10,200       838,950       7,900      649,775      16,450    1,353,013
     27,211       979,596      21,770      783,720      48,325    1,739,700
      6,813       238,029       5,374      187,754      10,962      382,985
             ------------             ------------             ------------
             $  5,408,997             $  4,255,635             $  9,166,534
             $  4,668,648             $  3,556,502             $  8,138,110
                    0.05%                    0.05%                    0.06%
          0  $        --            0 $        --          600 $     26,400
      1,582        62,291       1,222       48,116       1,890       74,419
      2,424        54,237       1,300       29,088       2,052       45,914
        734        20,644         544       15,300         700       19,688
         71           763          52          562          54          581
        515         9,624         389        7,269         825       15,417
             ------------             ------------             ------------
             $    147,559             $    100,335             $    182,419
             $    115,823             $     70,755             $    152,150
                    0.23%                    0.28%                    0.34%
        600  $     40,763         800 $     54,350       1,500 $    101,906
        650        21,443         472       15,578       1,306       43,098
        662        26,315         557       22,141         956       38,001
        300        14,231         200        9,488         300       14,231
        371        14,098         276       10,488           0          --
      1,150         7,942         883        6,098       1,866       12,887
     12,176       213,080       9,755      170,713      21,394      374,395
      1,500        24,094         200        3,213         600        9,638

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tribune Co                          136 $      6,724         914 $     45,186
Viacom Inc Class B+                 272        8,058       2,560       75,840
                                        ------------             ------------
        TOTAL BROADCASTING
                   - VALUE              $    100,042             $    300,389
                   -  COST              $     75,160             $    285,687
BUILDING MATERIALS &
 SERVICES
PERCENT OF NET ASSETS                          0.23%                    0.30%
AMBAC Inc                           300 $     24,244         300 $     24,244
American Standard Co Inc+           500       23,500         500       23,500
Cooper Industries Inc               128        6,824         831       44,303
Corning Inc                         311       16,444       1,845       97,554
Cytec Industries Inc+               300       14,644         400       19,525
Danaher Corp                        200       10,713         380       20,354
Diebold Inc                         565       26,202         735       34,086
Fastenal Co                         300       17,288         300       17,287
Kennametal Inc                      300       14,044         300       14,044
Keystone International Inc          383       14,434         300       11,306
Lafarge Corp                        300        9,750         400       13,000
Lawson Products Inc                   0          --            0          --
Martin Marietta Inc                   0          --          100        3,494
Owens Corning Fiberglass
 Corp                                26        1,055         389       15,779
Owens Illinois Inc+                 700       24,369       1,100       38,294
PPG Industries Inc                   98        6,174       1,288       81,144
Snap-On Inc                          36        1,512         452       18,984
Southdown Inc                       175        8,214           0          --
Stanley Works                       108        4,597         729       31,028
USG Corp+                           400       17,150         400       17,150
Valspar Corp                        400       12,325         400       12,325
Vulcan Materials Co                 300       26,363         300       26,363
                                        ------------             ------------
TOTAL BUILDING MATERIALS &
                  SERVICES
                   - VALUE              $    279,846             $    563,764
                   -  COST              $    166,202             $    368,398
BUSINESS SERVICES
PERCENT OF NET ASSETS                          0.12%                    0.20%
Accustaff Inc+                        0 $        --          800 $     21,250
APAC Teleservices Inc+              100        1,650         200        3,300
Apollo Group Inc+                     0          --          200        7,138
Concord EFS Inc+                      0          --          600       16,650
Ecolab Inc                           60        2,704         476       21,450
Intl Technology Corp                  0          --            0          --
Kelly Services Inc Class A          406       13,601         420       14,070

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,276  $    112,520       1,807 $     89,334       3,611 $    178,519
      6,446       190,963       5,185      153,606      10,640      315,210
             ------------             ------------             ------------
             $    665,449             $    535,009             $  1,087,885
             $    663,863             $    521,153             $  1,039,515
                    0.44%                    0.50%                    0.58%
        900  $     72,731         500 $     40,406         800 $     64,650
      1,300        61,100         800       37,600       1,300       61,100
      2,215       118,087       1,762       93,937       3,550      189,259
      4,206       222,392       3,312      175,122       7,238      382,709
        900        43,931         600       29,288         800       39,050
        962        51,527         522       27,960         780       41,779
      1,509        69,980         992       45,981       1,556       72,136
        400        23,050         400       23,050         700       40,338
        411        19,240         300       14,044         600       28,088
        641        24,158         396       14,924         965       36,368
        500        16,250         300        9,750         900       29,250
        197         5,319           0          --            0          --
          0           --            0          --          200        6,988
        964        39,102         707       28,678       1,713       69,484
      1,400        48,738       1,700       59,181       3,500      121,844
      3,363       211,869       2,662      167,706       5,347      336,861
      1,099        46,158         843       35,406       1,814       76,188
        253        11,875         178        8,355           0          --
      1,670        71,079       1,223       52,054       2,834      120,622
        500        21,438         600       25,725         900       38,587
        600        18,488         600       18,488         900       27,731
        800        70,300         500       43,938         800       70,300
             ------------             ------------             ------------
             $  1,266,812             $    951,593             $  1,853,332
             $    833,862             $    625,805             $  1,328,322
                    0.23%                    0.31%                    0.34%
      1,600  $     42,500       1,000 $     26,563       1,700 $     45,156
        400         6,600         400        6,600         600        9,900
          0           --          200        7,138         400       14,275
          0           --          900       24,975       1,500       41,625
      1,175        52,948         933       42,043       2,141       96,479
        137         1,002           0          --            0          --
        689        23,082         619       20,736         885       29,647

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Laidlaw Environmental
 Services+                            131 $        606         353 $      1,633
Manpower Inc                          700       29,881         800       34,150
Nielson (A C) Corp+                    73        1,661         453       10,306
Ogden Corp                            101        2,342         625       14,492
Olsten Corp                           691       12,956         525        9,844
Paychex Inc                           685       23,461       1,027       35,175
Quintiles Transnational
 Corp+                                200       15,600         300       23,400
Robert Half International
 Inc+                                 400       23,350         500       29,188
Rollins Inc                           388        8,390         210        4,541
Security Dynamics Technology
 I                                      0          --          300       11,794
Teletech Holdings Inc+                  0          --          100        1,638
Waste Management Inc                  322       10,304       3,301      105,632
                                          ------------             ------------
     TOTAL BUSINESS SERVICES
                     - VALUE              $    146,506             $    365,651
                     -  COST              $    118,174             $    312,512
CHEMICALS
PERCENT OF NET ASSETS                            0.76%                    1.48%
Air Products & Chemicals Inc          125 $     10,195         902 $     73,569
Airgas Inc+                           400        7,275         700       12,731
Albemarle Corp                        313        7,688         460       11,299
Arco Chemical Co                      100        4,375         100        4,375
Autoliv Inc                            45        1,758       1,199       46,848
Betz Labs Inc                         296       19,296         340       22,164
Cabot Corp                            710       19,436         740       20,258
ChemFirst Inc                          35          879          84        2,111
Clorox Co                              45        5,906         432       56,700
Courtaulds PLC ADR (UK)            17,200       92,450      36,100      194,038
Crompton & Knowles Corp               550       13,888         740       18,685
Dow Chemical Co                       232       20,532       1,691      149,654
Du Pont (E I) De Nemours            1,592       99,202       8,944      557,322
Eastman Chemical Co                    20        1,196         612       36,605
Ethyl Corp                          1,031        9,279       1,010        9,090
Ferro Corp                            305       11,476         250        9,406
FMC Corp+                               0          --          322       26,746
Forest Labs Inc Class A+              382       15,686         470       19,299
Freeport McMoRan Inc                  354       12,124         363       12,433
Fuller (H B) Co                         0          --            0          --
Georgia Gulf Corp                     237        6,814         360       10,350
Goodrich (B F) Co                      90        3,791         403       16,976
Grace (W R) Co                         39        2,684         605       41,632
Great Lakes Chemical Corp              75        3,487         413       19,205
Hanna (M A) Co                        580       15,007         550       14,231
Hercules Inc                           88        4,549         835       43,159

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        769  $      3,557         623 $      2,881         822 $      3,802
      1,400        59,763       1,300       55,494       2,000       85,375
        918        20,885         707       16,084       1,530       34,808
        884        20,498         606       14,052       1,144       26,526
      1,117        20,944         988       18,525       1,316       24,675
      1,804        61,787       1,440       49,320       2,312       79,186
        300        23,400         400       31,200         700       54,600
      1,000        58,375         700       40,863       1,200       70,050
        645        13,948         400        8,650         675       14,597
          0           --          400       15,725         700       27,519
          0           --            0          --          300        4,913
      8,301       265,632       6,639      212,448      13,354      427,328
             ------------             ------------             ------------
             $    674,921             $    593,297             $  1,090,461
             $    553,253             $    500,836             $    973,132
                    2.05%                    2.49%                    2.93%
      1,973  $    160,923       1,597 $    130,255       3,500 $    285,469
        600        10,913         900       16,369       1,400       25,463
      1,112        27,313         732       17,980         986       24,219
        200         8,750         200        8,750         300       13,125
        870        33,980         634       24,749       2,711      105,894
        727        47,391         507       33,050         705       45,957
      1,772        48,508       1,232       33,726       1,790       49,001
        314         7,889         224        5,628         347        8,727
        953       125,081         711       93,319       1,623      213,019
     72,800       391,300      61,600      331,100     108,300      582,113
        885        22,346         570       14,393       1,830       46,207
      4,282       378,957       3,415      302,227       6,847      605,960
     20,064     1,250,237      16,098    1,003,107      35,608    2,218,824
      1,435        85,831       1,118       66,870       2,366      141,516
      2,029        18,261       1,308       11,772       2,530       22,770
        436        16,404         331       12,454         815       30,664
        691        57,396         554       46,017       1,141       94,774
      1,066        43,773         686       28,169       1,060       43,526
        684        23,427         359       12,296         678       23,222
        225        12,417           0          --            0          --
        745        21,419         465       13,369         640       18,400
        960        40,440         828       34,880       1,671       70,391
      1,263        86,910       1,174       80,786       2,386      164,187
      1,140        53,010         902       41,943       1,821       84,677
        967        25,021         800       20,700       1,162       30,067
      1,817        93,916       1,391       71,897       3,271      169,070

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IMC Global Inc                        618 $     21,746         900 $     31,669
Imperial Chemical Industries
 PLC ADR (UK)                       1,800      118,125       3,900      255,938
International Flavor &
 Fragrances                           171        8,742         897       45,859
Johns Manville Corporation              0          --          400        4,950
Lawter International Inc                0          --            0          --
Lubrizol Corp                         529       23,177         660       28,916
Lyondell Petrochemical                476       11,543         580       14,065
Millennium Chemicals Inc              611       12,821         836       17,546
Mississippi Chemical Corp              11          239          28          608
Monsanto Co                           715       31,415       4,731      207,868
Montedison Spa ADR (Italy)          2,646       16,041       6,292       38,145
Morton International Inc              132        4,389       1,015       33,749
Nalco Chemical Co                      71        2,840         511       20,440
OEA Inc                                 0          --            0          --
Olin Corp                             470       20,915         560       24,920
Praxair Inc                           211       11,275       1,225       65,461
Premark International Inc             461       13,715         706       21,003
Rhone Poulenc Rorer Class A         3,850      145,819       8,413      318,642
Rohm & Haas Co                         69        6,611         509       48,769
RPM Inc                               778       15,803         887       18,017
Rubbermaid Inc                        156        3,900       1,265       31,625
Schulman (A) Inc                      403        8,816         420        9,188
Sigma-Aldrich Corp                    124        4,046         755       24,632
Terra Industries Inc                  500        6,688         400        5,350
Thiokol Inc                           216       17,199           0          --
Union Carbide Corp                    140        7,184         918       47,105
Wellman Inc                           363        8,258         280        6,370
                                          ------------             ------------
             TOTAL CHEMICALS
                     - VALUE              $    910,280             $  2,749,721
                     -  COST              $    771,142             $  2,238,464
COMPUTER SOFTWARE
PERCENT OF NET ASSETS                            1.07%                    2.07%
3Com Corp+                          1,875 $     93,633       2,629 $    131,286
Adobe Systems Inc                     120        4,732         540       21,275
Altera Corp                           720       38,340       1,020       54,315
America Online Inc+                   600       38,700       1,000       64,500
Anixter International Inc+            500        8,094         500        8,094
Autodesk Inc                           84        3,675         395       17,281
Automatic Data Processing             396       18,043       2,364      107,710
Bay Networks Inc+                     293       10,365       1,591       56,282
BMC Software Inc                      812       50,852       1,080       67,635
Broderbund Software Inc+              200        5,900         200        5,900
Cadence Design Systems Inc+           782       37,194       1,112       52,889

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,530  $     53,837       1,270 $     44,688       2,000 $     70,375
      7,775       510,234       6,550      429,844      11,500      754,688
      1,964       100,409       1,519       77,659       3,521      180,011
      1,800        22,275         300        3,713         700        8,663
        677         8,886           0          --            0          --
      1,517        66,464         942       41,271       1,600       70,100
      1,317        31,937         892       21,631       1,045       25,341
      2,212        46,459       1,046       21,972       1,946       40,872
        106         2,299          74        1,605         116        2,516
     10,486       460,729       8,602      377,950      18,697      821,499
     12,957        78,552      10,367       62,850      18,162      110,107
      2,639        87,747       2,046       68,030       4,204      139,783
      1,220        48,800       1,004       40,160       2,096       83,840
        308        11,454         223        8,293           0          --
      1,078        47,971         858       38,181       1,260       56,070
      2,882       154,007       2,279      121,784       5,058      270,287
      1,133        33,707         796       23,681       1,450       43,137
     16,520       625,695      13,950      528,356      24,541      929,490
      1,097       105,106         889       85,177       1,878      179,936
      1,198        24,334       1,286       26,122       1,868       37,944
      2,701        67,525       2,102       52,550       4,897      122,425
        686        15,006         616       13,475       1,185       25,922
      1,847        60,258       1,447       47,208       3,115      101,627
        700         9,363         500        6,688       1,100       14,713
        295        23,489         210       16,721           0          --
      2,279       116,941       1,791       91,901       3,763      193,089
        495        11,261         365        8,304         845       19,224
             ------------             ------------             ------------
             $  5,916,558             $  4,715,620             $  9,418,901
             $  4,773,950             $  3,744,969             $  7,902,476
                    2.78%                    3.35%                    4.17%
      6,041  $    301,672       4,831 $    241,248      10,498 $    524,244
      1,266        49,829       1,015       39,964       2,292       90,248
      2,036       108,417       1,296       69,012       2,280      121,410
      1,200        77,400       1,300       83,850       2,300      148,350
        500         8,094         700       11,331       1,200       19,425
        922        40,337         624       27,300       1,544       67,550
      5,284       240,752       4,245      193,413       9,399      428,242
      3,561       125,970       2,814       99,545       6,387      225,940
      2,132       133,517       1,552       97,194       2,380      149,047
        200         5,900         200        5,900         500       14,750
      1,675        79,667       1,345       63,972       2,465      117,242

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Cambridge Technology
 Partners+                              0 $        --          400 $     12,900
Choicepoint Inc+                      141        5,006         140        4,970
Citrix Systems Inc+                     0          --          300       15,150
Compuserve Corp+                        0          --          200        2,525
Computer Associates
 International Inc                    428       28,623       2,892      193,402
Computer Sciences Corp+               138       10,264         633       47,079
Compuware Corp                        600       37,050         800       49,400
CSK Corp ADR (Japan)                1,650       56,925       6,100      210,450
DST Systems Inc+                      200        7,238         300       10,856
Electronic Arts Inc                   500       15,906         500       15,906
Electronic Data Systems Corp        2,688      101,640       3,830      144,822
First Data Corp                       544       22,338       3,612      148,318
Fiserv Inc+                           417       18,765         530       23,850
Gartner Group Inc Class A             400       10,575         600       15,863
HBO & Co                              700       50,138       1,000       71,625
Information Resources Inc+              0          --            0          --
Informix Corp+                      1,390       12,597       1,720       15,588
Intuit Inc+                           400       10,450         400       10,450
Keane Inc                               0          --          400       23,500
McAfee Associates Inc                 350       19,819         450       25,481
Mentor Graphics Corp+                 600        6,975         700        8,138
Microsoft Corp                      1,768      233,708       9,505    1,256,441
MobileMedia Corp+                     300          150         200          100
NEC Corp ADR (Japan)                  950       53,913       3,400      192,950
Netscape Communications
 Corp+                                200        7,963         500       19,906
Novell Inc+                           220        2,063       2,699       25,303
Objective Systems Integrator
 Corp+                                  0          --          100          825
Oracle Systems Corp                 1,265       48,209       7,704      293,715
Parametric Technology Corp+           120        5,573         999       46,391
Peoplesoft Inc                        600       33,750         800       45,000
Reynolds & Reynolds Co Class
 A                                    746       15,013         920       18,515
Shiva Corp+                           300        4,425         300        4,425
SPS Transaction Services Inc            0          --          100        2,131
Sterling Commerce Inc+                677       22,383         837       27,673
Sterling Software Inc                 300       10,294         400       13,725
Storage Technology Corp+              459       23,380         635       32,345
Stratus Computer Inc+                 261       14,486         210       11,655
Structural Dynamics
 Research+                            303        8,048           0          --
Sun Microsystems Inc                  506       24,288       2,995      143,760
Sungard Data Systems Inc+             400       20,850         500       26,063
Symantec Corp+                        378        9,096         500       12,031

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
          0  $        --          500 $     16,125         800 $     25,800
        364        12,929         267        9,486         484       17,182
          0           --          400       20,200         600       30,300
        400         5,050           0          --          400        5,050
      6,559       438,633       5,309      355,039      11,482      767,859
      1,399       104,051       1,143       85,011       2,498      185,789
      1,200        74,100       1,200       74,100       1,900      117,325
     12,100       417,450       9,225      318,262      19,400      669,300
        400        14,475         300       10,856         500       18,094
      1,000        31,812         600       19,088       1,200       38,175
      7,491       283,253       5,076      191,936       8,800      332,750
      8,102       332,688       6,491      266,537      14,170      581,856
        699        31,455         629       28,305       1,295       58,275
      1,000        26,438         800       21,150       1,200       31,725
      1,800       128,925       1,400      100,275       2,400      171,900
        403         7,254           0          --            0          --
      3,118        28,257       2,138       19,376       3,480       31,538
        800        20,900         500       13,063       1,000       26,125
          0           --            0          --          900       52,875
        900        50,963         675       38,222         950       53,794
        852         9,905       1,000       11,625       1,600       18,600
     21,215     2,804,357      17,006    2,247,981      37,822    4,999,596
        400           200         300          150         700          350
      6,825       387,319       5,250      297,938      11,000      624,250
      1,500        59,719         800       31,850       1,745       69,470
      6,594        61,819       5,067       47,503      10,448       97,950
          0           --            0          --          200        1,650
     17,433       664,634      14,016      534,360      30,917    1,178,692
      2,321       107,781       1,821       84,563       4,108      190,765
      1,400        78,750       1,200       67,500       1,900      106,875
      2,112        42,504       1,352       27,209       2,200       44,275
        600         8,850         400        5,900         600        8,850
          0           --            0          --          200        4,263
      1,254        41,460         996       32,930       1,974       65,265
        600        20,588         500       17,156         800       27,450
      1,284        65,404         967       49,257       1,525       77,680
        366        20,313         271       15,041         750       41,625
        434        11,528         319        8,473           0          --
      6,657       319,536       5,377      258,096      11,862      569,376
        900        46,913         700       36,488       1,000       52,125
        636        15,304         761       18,312       1,500       36,094

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Synopsys Inc+                       400 $     13,850         500 $     17,313
Total System Services Inc           300        7,031         300        7,031
                                        ------------             ------------
   TOTAL COMPUTER SOFTWARE
                   - VALUE              $  1,282,310             $  3,834,738
                   -  COST              $    982,123             $  2,617,451
COMPUTER SYSTEMS
PERCENT OF NET ASSETS                          0.45%                    1.58%
Adaptec Inc                         900 $     43,200       1,300 $     62,400
Amdahl Corp                          77          948         982       12,091
Apple Computer Inc+                 130        2,828         936       20,358
Cabletron Systems Inc               250        7,563       1,268       38,357
Ceridian Corp+                      127        4,389         599       20,703
Cisco Systems Inc+                  848       63,918       5,211      392,779
Cognizant Corp                      173        7,266       1,362       57,204
Compaq Computer Corp                980       64,190       5,418      354,847
Data General Corp+                   62        2,228         323       11,608
Dell Computer Corp                  340       27,901       2,648      217,302
Digital Equipment Corp              117        5,031       1,082       46,526
EMC Corp+                           308       15,804       1,946       99,854
Exabyte Corp+                         0          --            0          --
Gateway 2000 Inc                    400       15,650         400       15,650
Harris Corp                           0          --          279       24,308
Hewlett-Packard Co                  830       50,889       7,463      457,575
Intergraph Corp+                     54          537         367        3,647
International Business
 Machine Corp                       738       74,446       7,287      735,075
Iomega Corp+                        900       23,063       1,300       33,313
Komag Inc+                          400        7,025         600       10,538
NCR Corp+                           171        6,060       1,159       41,072
Quantum Corp                      1,000       35,063       1,400       49,088
Rational Software Corp                0          --          400        6,600
Seagate Technology Inc              186        7,103       1,776       67,821
Sequent Computer Systems+           340        9,584           0          --
Shared Medical System Corp           40        1,960         245       12,005
Silicon Graphics Inc+               177        4,856       1,274       34,955
Sybase Inc+                         700       13,038         700       13,038
Tandem Computers Inc+               125        4,250         830       28,220
Unisys Corp+                         73          826       1,418       16,041
Wallace Computer Services
 Inc                                 90        2,790         100        3,100
Western Digital Corp                700       33,688       1,000       48,125
Xylan Corp+                         100        2,063         100        2,063
                                        ------------             ------------
    TOTAL COMPUTER SYSTEMS
                   - VALUE              $    538,157             $  2,936,263
                   -  COST              $    357,746             $  1,763,742

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        900  $     31,163         600 $     20,775       1,200 $     41,550
      2,200        51,563         400        9,375         600       14,063
             ------------             ------------             ------------
             $  8,029,798             $  6,342,242             $ 13,392,974
             $  5,227,827             $  4,005,835             $  9,296,736
                    2.37%                    2.87%                    3.52%
      2,400  $    115,200       1,600 $     76,800       2,800 $    134,400
      2,176        26,792       1,775       21,855       3,666       45,138
      2,319        50,438       1,837       39,955       3,848       83,694
      2,737        82,794       2,285       69,121       4,985      150,796
      1,436        49,632       1,113       38,468       2,611       90,243
     11,798       889,274       9,420      710,032      20,910    1,576,091
      3,005       126,210       2,348       98,616       5,409      227,178
     12,125       794,188       9,735      637,643      21,668    1,419,221
        752        27,025         637       22,892       1,350       48,516
      5,970       489,913       4,774      391,766      10,588      868,878
      2,775       119,325       2,277       97,911       4,566      196,338
      4,496       230,701       3,620      185,751       7,945      407,678
        340         3,995           0          --            0          --
        700        27,388         600       23,475         900       35,213
        695        60,552         588       51,230       1,152      100,368
     18,775     1,151,142      14,856      910,859      30,106    1,845,874
        861         8,556         586        5,823         992        9,858
     18,322     1,848,231      14,544    1,467,126      29,479    2,973,694
      2,200        56,375       1,900       48,688       2,800       71,750
      1,100        19,319         800       14,050       1,100       19,319
      1,781        63,114       1,664       58,968       2,625       93,034
      1,580        55,399       1,570       55,048       3,100      108,694
          0           --            0          --        1,000       16,500
      4,467       170,584       3,563      136,062       7,393      282,320
        471        13,276         341        9,612           0          --
        437        21,413         346       16,954         767       37,583
      3,261        89,474       2,552       70,020       5,290      145,144
      1,400        26,075         900       16,763       1,600       29,800
      2,187        74,358       1,707       58,038       3,471      118,014
      3,335        37,727       2,575       29,130       5,124       57,965
      1,100        34,100         210        6,510         300        9,300
      1,800        86,625       1,600       77,000       2,300      110,688
          0           --          100        2,063         200        4,125
             ------------             ------------             ------------
             $  6,849,195             $  5,448,229             $ 11,317,414
             $  4,010,777             $  3,089,554             $  7,331,334

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINER & PACKAGING
PERCENT OF NET ASSETS                           0.07%                    0.19%
Ball Corp                             52 $      1,710         184 $      6,049
Crown Cork & Seal Co                  80        4,070         915       46,551
First Brands Corp                    486       12,120         480       11,970
International Paper Co               209       11,025       2,188      115,417
Jefferson Smurfit Corp+              700       13,606         800       15,550
Sonoco Products                      688       22,403         977       31,814
Temple-Inland Inc                     47        3,032         461       29,735
Tenneco Inc                          171        8,304       1,267       61,529
Tupperware Corp                       61        2,047         475       15,942
U.S. Office Products Co+               0          --          600       19,650
                                         ------------             ------------
TOTAL CONTAINER & PACKAGING
                    - VALUE              $     78,317             $    354,207
                    -  COST              $     60,822             $    296,781
ELECTRICAL EQUIPMENT
PERCENT OF NET ASSETS                           0.44%                    1.31%
Aeroquip-Vickers Inc                  50 $      2,794         232 $     12,963
Arrow Electronics Inc+               393       24,145         496       30,473
Avnet Inc                            330       22,832         450       31,134
FORE Systems Inc+                    400        8,175         500       10,219
General Electric Co                4,644      290,250      25,997    1,624,812
Grainger (W W) Inc                    39        3,464         426       37,834
Handleman Co+                         59          350         132          784
Hitachi Ltd ADR (Japan)              400       37,300       1,500      139,875
Hubbell Inc Class B                  532       24,406         566       25,965
Masco Corp                           149        6,621       1,214       53,947
Maxim Integrated Products
 Inc+                                500       34,563         700       48,388
Motorola Inc                         501       36,761       4,349      319,108
National Service Industries
 Inc                                  37        1,637         323       14,293
Raychem Corp                          25        2,327         386       35,922
Symbol Technologies Inc              390       14,430         315       11,655
Thomas & Betts Corp                   66        3,696         430       24,080
TriMas Corp                          200        5,725         200        5,725
                                         ------------             ------------
 TOTAL ELECTRICAL EQUIPMENT
                    - VALUE              $    519,476             $  2,427,177
                    -  COST              $    404,320             $  1,674,803
ELECTRONICS
PERCENT OF NET ASSETS                           1.15%                    2.40%
Advanced Micro Devices+               94 $      3,519       1,025 $     38,373
American Power Conversion+           600       15,750         980       25,725
AMP Inc                              180        9,000       1,628       81,400
Analog Devices Inc                 1,301       43,107       1,827       60,508

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.28%                    0.34%                    0.40%
        612  $     20,120         417 $     13,709         658 $     21,632
      2,401       122,151       1,863       94,780       3,741      190,323
        694        17,307         704       17,556       1,060       26,434
      5,584       294,556       4,417      232,997       8,901      469,528
      1,400        27,213         900       17,494       1,500       29,156
      2,100        68,381       1,622       52,816       2,355       76,685
        983        63,403         818       52,761       1,647      106,232
      3,182       154,526       2,525      122,620       5,182      251,651
      1,074        36,046         865       29,032       2,008       67,394
          0           --            0          --        1,200       39,300
             ------------             ------------             ------------
             $    803,703             $    633,765             $  1,278,335
             $    664,719             $    524,573             $  1,140,934
                    1.88%                    2.29%                    2.89%
        523  $     29,223         413 $     23,076         953 $     53,249
        999        61,376         710       43,621       1,075       66,045
      1,014        70,156         659       45,595       1,015       70,225
        600        12,263         700       14,306       1,200       24,525
     58,212     3,638,249      46,648    2,915,500     103,524    6,470,250
        905        80,375         749       66,521       1,566      139,080
        467         2,773         307        1,823         521        3,093
      3,025       282,081       2,325      216,806       4,900      456,925
      1,008        46,242         934       42,847       1,402       64,317
      2,998       133,224       2,399      106,606       4,869      216,366
      1,400        96,775       1,000       69,125       1,700      117,513
     10,959       804,117       8,681      636,968      17,588    1,290,520
        826        36,551         642       28,409       1,150       50,888
        768        71,472         602       56,024       1,414      131,590
        585        21,645         555       20,535         825       30,525
        956        53,536         834       46,704       1,671       93,576
          0           --          200        5,725         500       14,313
             ------------             ------------             ------------
             $  5,440,058             $  4,340,191             $  9,293,000
             $  3,763,447             $  2,934,369             $  6,840,816
                    3.29%                    3.95%                    4.82%
      2,635  $     98,648       2,021 $     75,661       4,269 $    159,821
      1,494        39,218       1,309       34,361       2,060       54,075
      4,049       202,450       3,213      160,650       6,626      331,300
      3,439       113,906       2,361       78,219       4,129      136,784

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Applied Materials Inc+                250 $     23,594       1,446 $    136,466
Atmel Corp+                           662       23,418         960       33,960
Beckman Instruments Inc               294       13,836         350       16,472
C-Cube Microsystems Inc+              100        3,000         300        9,000
Canon Inc ADR (Japan)                 500       69,563       1,850      257,381
Cirrus Logic Inc+                     634       10,897         780       13,406
Commscope Inc+                         50          862         346        5,969
Cypress Semiconductor Corp+           800       14,200       1,040       18,460
EG&G Inc                               23          489         334        7,098
Electronics for Imaging Inc           400       21,400         600       32,100
Emerson Electric Co                   336       18,375       3,290      179,922
Fuji Photo Film Co Ltd ADR
 (Japan)                            1,200       45,900       4,900      187,425
General Semiconductor Inc              38          530         261        3,680
General Signal Corp                    33        1,431         420       18,218
Honeywell Inc                         179       12,373         985       68,088
Imation Corp+                         576       15,588         516       13,964
Input/Output Inc+                     500       10,500         500       10,500
Integrated Device Technology
 Inc+                                 700        9,538         800       10,900
Intel Corp                          2,332      214,836      13,010    1,198,545
International Rectifier
 Corp+                                500       11,406         500       11,406
International Specialty
 Produc+                                0          --          200        2,863
Johnson Controls Inc                   92        4,387         664       31,665
KLA Instruments Corp+                 400       28,350         800       56,700
Kyocera Corp ADR (Japan)              250       32,375         800      103,600
Lam Research Corp+                    300       16,950         400       22,600
Lexmark International Group
 Class A                                0          --          200        7,000
Linear Technology Corp                586       38,420         820       53,761
Litton Industries Inc+                301       15,012         390       19,451
LSI Logic Corp+                       122        3,927       1,103       35,503
Macromedia Inc+                       400        3,825         400        3,825
Matsushita Electric
 Industries Co                        250       45,750         750      137,250
MEMC Electronic Materials
 Inc+                                 300        8,700         300        8,700
Microchip Technology Inc              600       24,263         600       24,263
Micron Electronics Inc+                 0          --          200        3,263
Micron Technology Inc+                126        5,615       1,523       67,869
Molex Inc                             453       17,724         397       15,533
Molex Inc Class A                     550       20,075         643       23,470
National Semiconductor+                60        2,055       1,046       35,825
Nextlevel Systems Inc+                150        3,009         142        2,849
Novellus System Inc+                  200       22,925         200       22,925
Perkin-Elmer Corp                      27        1,998         387       28,638
Philips Electronics NV
 (Netherlands)                      1,700      121,763       3,500      250,688
Pioneer Electronics Corp            1,750       36,859       6,750      142,172
Pitney Bowes Inc                      152       11,609       1,161       88,671

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      3,173  $    299,452       2,629 $    248,112       5,681 $    536,144
      1,866        66,010       1,288       45,563       2,126       75,207
        450        21,178         505       23,767         780       36,709
        300         9,000         400       12,000         700       21,000
      3,775       525,197       2,900      403,463       6,050      841,706
      1,496        25,713       1,066       18,322       1,510       25,953
        791        13,645         612       10,557       1,550       26,745
      1,364        24,211       1,424       25,276       2,070       36,743
        827        17,574         690       14,663         996       21,165
      1,000        53,500         800       42,800       1,300       69,550
      8,250       451,172       6,548      358,094      13,144      718,812
      9,800       374,850       7,550      288,788      15,800      604,350
        595         8,397         460        6,490       1,164       16,442
        910        39,471         763       33,095       1,521       65,973
      2,261       156,292       1,861      128,642       4,076      281,754
        702        18,998         731       19,783       1,117       30,229
      1,000        21,000         700       14,700       1,100       23,100
      1,700        23,163         800       10,900       2,100       28,612
     29,064     2,677,520      23,356    2,151,672      51,712    4,763,968
      1,000        22,813         700       15,969       1,100       25,094
      1,300        18,606         300        4,294         500        7,156
      1,497        71,388       1,175       56,033       2,522      120,268
      1,000        70,875         900       63,788       2,000      141,750
      1,650       213,675       1,275      165,112       2,700      349,650
        500        28,250         500       28,250         800       45,200
      1,000        35,000         300       10,500         700       24,500
      1,700       111,456       1,110       72,774       1,850      121,291
        808        40,299         503       25,087         879       43,840
      2,600        83,688       1,939       62,412       4,541      146,163
        700         6,694         500        4,781         900        8,606
      1,450       265,350       1,100      201,300       2,400      439,200
        400        11,600         400       11,600         500       14,500
        600        24,263         750       30,328       1,300       52,569
      1,600        26,100         300        4,894         500        8,156
      3,901       173,838       3,085      137,475       6,154      274,238
        672        26,292         575       22,497       1,027       40,181
      1,156        42,194       1,031       37,632       1,581       57,706
      2,632        90,146       2,036       69,733       4,215      144,364
      2,378        47,709       1,838       36,875       4,656       93,411
        400        45,850         200       22,925         400       45,850
        745        55,130         612       45,288       1,420      105,080
      7,075       506,747       6,050      433,331      10,550      755,644
     13,175       277,498      10,175      214,311      21,250      447,578
      2,648       202,241       2,078      158,707       4,716      360,185

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Pixar Inc+                              0 $        --          100 $      2,006
Policy Management Systems
 Corp+                                248       14,896         170       10,211
Premier Farnell PLC ADR (UK)          626       10,564       1,084       18,293
Read-Rite Corp+                       400       11,475         500       14,344
SCI Systems Inc                       400       15,725         600       23,588
Sensormatic Electronics               535        6,988         870       11,364
Solectron Corp                        800       33,500       1,000       41,875
SONY Corp ADR (Japan)                 600       52,875       2,250      198,281
Tektronix Inc                           0          --          236       13,113
Teradyne Inc+                         576       32,076         920       51,233
Texas Instruments Inc                 322       36,587       1,467      166,688
Thermo Instrument Systems
 Inc+                                 200        7,988         225        8,986
Vishay Intertechnology Inc            441       11,769         546       14,571
VLSI Technology Inc+                  500       16,500         400       13,200
Xerox Corp                            471       35,561       2,603      196,527
Xilinx Inc+                           647       30,733         800       38,000
Zenith Electronics Corp+               44          457          89          923
                                          ------------             ------------
           TOTAL ELECTRONICS
                     - VALUE              $  1,376,397             $  4,451,253
                     -  COST              $    968,757             $  2,789,219
ENERGY & RELATED
PERCENT OF NET ASSETS                            1.92%                    4.10%
AES Corp                            1,568 $     58,016       1,280 $     47,360
AGL Resources Inc                     538       10,188         440        8,333
Amerada Hess Corp                      38        2,209         711       41,327
Amoco Corp                            394       37,258       3,692      349,125
Anadarko Petroleum Corp               439       32,239         500       36,719
Apache Corp                            62        2,461         720       28,575
Ashland Inc                           106        5,313         575       28,822
Atlantic Richfield Corp               210       15,750       2,340      175,500
British Petroleum Co PLC ADR
 (UK)                               2,129      180,146       4,657      394,105
Brooklyn Union Gas Co                 510       15,396         400       12,075
Burlington Resources Inc               77        3,898         883       44,702
Chesapeake Energy Corp                  0          --          400        3,425
Chevron Corp                          492       38,099       4,778      369,996
Coastal Corp                          108        6,237         759       43,832
Columbia Gas System Inc                39        2,574         427       28,182
Consolidated Natural Gas Co            38        2,244         711       41,993
Cooper Cameron Corp                     0          --          500       32,438
Diamond Offshore Drilling
 Inc                                  400       21,850         400       21,850
Dresser Industries Inc                107        4,467       1,325       55,319
Eastern Enterprises                    37        1,320         191        6,816
El Paso Natural Gas Co                427       24,019         456       25,650

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
          0  $        --            0 $        --          200 $      4,013
        303        18,199         258       15,496         440       26,428
      2,106        35,539       1,726       29,126       3,137       52,937
        600        17,213         500       14,344       1,100       31,556
      1,000        39,313         800       31,450       1,200       47,175
      1,723        22,507       1,048       13,690       1,885       24,623
      2,000        83,750       1,600       67,000       2,400      100,500
      4,400       387,750       3,450      304,031       7,100      625,688
        582        32,337         415       23,058       1,032       57,341
      1,790        99,681       1,300       72,394       2,050      114,159
      3,348       380,417       2,736      310,878       6,035      685,727
      1,600        63,900         250        9,984         337       13,459
        882        23,538         871       23,245       1,249       33,333
        600        19,800         400       13,200       1,200       39,600
      5,783       436,617       4,694      354,397      10,228      772,214
      1,459        69,303       1,174       55,765       1,820       86,450
        279         2,895         230        2,386         367        3,808
             ------------             ------------             ------------
             $  9,511,026             $  7,481,918             $ 15,497,333
             $  5,952,972             $  4,595,694             $ 10,607,996
                    5.88%                    7.18%                    8.14%
      2,296  $     84,952       1,596 $     59,052       1,500 $     55,500
        798        15,112         558       10,567         520        9,848
      1,731       100,614       1,381       80,271       2,838      164,959
      9,102       860,708       7,190      679,904      14,697    1,389,785
      1,101        80,855         946       69,472       1,715      125,945
      1,649        65,445       1,284       50,959       2,835      112,514
      1,330        66,666       1,041       52,180       2,190      109,774
      5,970       447,750       4,722      354,150       9,428      707,100
      9,100       770,121       7,528      637,084      13,221    1,118,829
        719        21,705         514       15,516         490       14,792
      2,333       118,108       1,836       92,948       3,784      191,565
      1,000         8,563         500        4,281       1,000        8,563
     12,074       934,980       9,592      742,781      19,386    1,501,203
      1,970       113,768       1,535       88,646       3,233      186,706
      1,011        66,726         851       56,166       1,638      108,108
      1,729       102,119       1,373       81,093       2,866      169,273
        800        51,900         800       51,900       1,100       71,363
      2,200       120,175         800       43,700       1,000       54,625
      3,262       136,189       2,602      108,634       5,307      221,567
        406        14,489         267        9,529         455       16,238
        842        47,363         627       35,269         778       43,763

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELF Aquitaine ADR (France)          8,350 $    465,512      17,700 $    986,774
Enron Corp                            215        8,308       2,294       88,462
Enron Oil & Gas Co                    700       16,888         800       19,300
Ensco International Inc               500       31,750         600       38,100
Enserch Exploration Inc+              138        1,242       1,213       10,919
Exxon Corp                          1,952      119,438      18,261    1,117,344
Falcon Drilling Company Inc             0          --          300        9,450
Fina Inc Class A                        0          --          100        6,600
Global Marine Inc+                  1,200       34,125       1,500       42,656
Halliburton Co                        250       11,938       2,014       96,169
Helmerich & Payne Inc                  43        3,037         150       10,594
Indiana Energy Inc                      0          --            0          --
Kerr-McGee Corp                        41        2,547         327       20,315
Louisiana Land & Exploration
 Corp                                   0          --          242       18,528
MAPCO Inc                             374       11,220         520       15,600
MCN Corp                              616       18,904         500       15,344
Mobil Corp                            596       43,359       5,788      421,077
Monterey Resources Inc                 37          755         356        7,343
Murphy Oil Corp                       293       15,730         480       25,770
Nabors Industries Inc+                900       30,994         900       30,994
National Fuel Gas Co                  400       17,775         320       14,220
Natural Gas Clearinghouse
 Inc                                    0          --          100        1,638
NICOR Inc                              42        1,525         329       11,947
Noble Affiliates Inc                  338       15,675         630       29,216
Noble Drilling Corp+                    0          --        1,400       39,813
Occidental Petroleum Corp             286        6,703       2,420       56,719
ONEOK Inc                              47        1,522         228        7,382
Oryx Energy Co+                       195        5,155         797       21,071
Pacific Enterprises Co                 48        1,581         668       22,002
Parker Drilling Co+                     0          --            0          --
Pennzoil Co                            30        2,316         417       32,187
Peoples Energy Corp                    61        2,299         245        9,233
PG&E Corp                             265       15,990         260       15,657
Phillips Petroleum Co                 208        9,893       1,969       93,651
Pioneer Natural Resources
 Co+                                  376       15,017         297       11,861
Pogo Producing Co                     300       13,013         300       13,013
Quaker State Corp                       0          --            0          --
Questar Corp                          427       17,080         440       17,600
Ranger Oil Ltd                          0          --            0          --
Reading & Bates Corp+                 700       25,419         800       29,050
Repsol Sa                           1,650       64,969       3,400      133,875
Rowan Co Inc+                         122        3,645         668       19,956
Royal Dutch Petroleum Corp          6,756      342,867      14,468      734,250
Santa Fe Energy Resources
 Inc                                   83          918         809        8,950
Schlumberger Ltd                      554       42,208       3,870      294,846

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     35,450  $  1,976,336      30,000 $  1,672,500      52,750 $  2,940,813
      5,578       215,102       4,477      172,644       9,166      353,464
      2,200        53,075         900       21,713       1,600       38,600
      1,100        69,850         900       57,150       1,400       88,900
      1,934        17,409       1,444       12,996       2,767       24,905
     45,779     2,801,102      36,255    2,218,353      73,653    4,506,643
          0           --            0          --          700       22,050
        400        26,400         100        6,600         100        6,600
      3,615       102,802       2,100       59,719       3,600      102,375
      4,522       215,925       3,634      173,523       8,162      389,736
        436        30,793         402       28,391         773       54,593
        352         8,954           0          --            0          --
        913        56,720         749       46,532       1,402       87,099
        662        50,684         451       34,530       1,067       81,692
        936        28,080         776       23,280       1,200       36,000
        930        28,539         670       20,561         600       18,413
     14,536     1,057,494      11,510      837,353      23,362    1,699,586
        827        17,057         546       11,261       1,246       25,699
      1,077        57,821         697       37,420       1,070       57,446
      1,285        44,252       1,429       49,211       2,300       79,206
        582        25,863         412       18,308         385       17,108
      1,600        26,200           0          --        3,200       52,400
        960        34,860         766       27,815       1,235       44,846
        873        40,485         858       39,790       1,320       61,215
      2,100        59,719       1,800       51,188       3,100       88,156
      6,094       142,828       4,842      113,484       9,979      233,883
        574        18,583         386       12,497         575       18,616
      1,783        47,138       1,338       35,373       3,502       92,584
      1,511        49,769       1,176       38,734       2,543       83,760
        844        11,130         619        8,163           0          --
        884        68,234         653       50,403       1,012       78,114
        639        24,082         557       20,992         788       29,698
        423        25,451         378       22,786         753       45,305
      4,883       232,248       3,887      184,875       7,900      375,744
        534        21,327         386       15,416         462       18,451
        600        26,025         400       17,350         700       30,363
        419         6,495         299        4,635           0          --
        710        28,400         640       25,600         930       37,200
      1,508        14,609       1,103       10,685           0          --
      1,200        43,575       1,100       39,944       1,700       61,731
      6,825       268,734       5,850      230,344      10,050      395,719
      1,577        47,113       1,210       36,149       2,646       79,049
     28,152     1,428,713      23,200    1,177,400      42,712    2,167,634
      1,875        20,742       1,239       13,706       2,826       31,263
      8,796       670,145       6,992      532,703      15,588    1,187,611

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Seagull Energy Corp+                391 $      9,555         610 $     14,907
Services (B J) Co                     0          --          400       28,900
Sonat Offshore Drilling Co           28        1,395         600       29,887
Sun Co Inc                           12          467         527       20,487
Texaco Inc                          204       23,511       1,970      227,042
Tosco Corp                          971       32,104       1,540       50,916
Total Compagnie Francaise
 des Petroles SA ADR
 (France)                         3,425      162,266       7,450      352,958
Transocean Offshore Inc             200       19,013         500       47,531
Ultramar Diamond Shamrock
 Corp                               610       19,904         755       24,632
Union Pacific Resources
 Group                              321        8,025       1,951       48,775
Union Texas Petroleum
 Holdings Corp                      600       13,988         700       16,319
United Meridian Corp                  0          --          400       15,675
Unocal Corp                         373       14,570       1,986       77,578
USX-Marathon Group                  202        6,578       2,098       68,316
Utilicorp United Inc                491       14,607         380       11,305
Valero Energy Corp                  480       15,990         470       15,657
Vastar Resources Inc                200        8,538         200        8,538
Washington Gas & Light              464       11,803         360        9,158
Weatherford Enterra Inc+            400       18,425         600       27,638
Western Atlas Inc                    32        2,536         423       33,523
Williams Co Inc                      87        4,051       1,182       55,037
Witco Corp                          516       24,252         680       31,960
                                        ------------             ------------
    TOTAL ENERGY & RELATED
                   - VALUE              $  2,296,579             $  7,612,359
                   -  COST              $  1,525,588             $  5,298,744
ENGINEERING & CONSTRUCTION
PERCENT OF NET ASSETS                          0.04%                    0.07%
Armstrong World Industries
 Inc                                  0 $        --          276 $     18,889
Centex Corp                          55        2,991         237       12,887
Clayton Homes Inc                 1,026       17,254         984       16,539
Fleetwood Enterprises Inc            30          934         313        9,742
Fluor Corp                           19        1,066         613       34,405
Foster Wheeler Corp                 100        4,569         323       14,757
Granite Construction Inc              0          --            0          --
Kaufman & Broad Home Corp            57        1,140         292        5,840
Pulte Corp                           48        1,758         128        4,688
Rouse Co                            400       11,750         600       17,625
                                        ------------             ------------
       TOTAL ENGINEERING &
              CONSTRUCTION
                   - VALUE              $     41,462             $    135,372
                   -  COST              $     28,924             $    120,687

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        548  $     13,392         403 $      9,848       1,475 $     36,045
        600        43,350         600       43,350         900       65,025
      1,573        78,355       1,212       60,373       2,595      129,263
      1,340        52,092       1,074       41,752       2,176       84,592
      4,877       562,074       3,883      447,516       7,781      896,760
      1,467        48,503       1,877       62,058       3,435      113,570
     14,670       694,998      12,447      589,682      21,813    1,033,404
        400        38,025         700       66,544       1,000       95,063
      1,544        50,363       1,237       40,344       1,925       62,813
      4,479       111,975       3,642       91,050       8,204      205,111
        800        18,650         900       20,981       1,400       32,637
          0           --          500       19,594         800       31,350
      4,535       177,148       3,688      144,063       8,066      315,078
      5,249       170,921       4,159      135,427       8,716      283,815
        675        20,081         494       14,697         472       14,042
        764        25,451         684       22,786       1,360       45,305
      1,600        68,300         200        8,538         500       21,344
        624        15,873         454       11,549         440       11,193
      1,057        48,688         700       32,244       1,200       55,275
      1,025        81,231         792       62,766       1,611      127,672
      2,937       136,754       2,339      108,910       4,748      221,079
      1,352        63,544       1,022       48,034       1,495       70,265
             ------------             ------------             ------------
             $ 16,988,939             $ 13,618,285             $ 26,176,991
             $ 11,763,293             $  9,543,462             $ 20,107,956
                    0.10%                    0.13%                    0.15%
        797  $     54,545         560 $     38,325       1,241 $     84,931
        516        28,058         431       23,436         711       38,661
      1,945        32,700       1,320       22,193       2,208       37,114
        678        21,103         545       16,963         810       25,211
      1,555        87,274       1,226       68,809       2,600      145,925
        691        31,570         554       25,311       1,292       59,028
        270         5,670           0          --            0          --
        695        13,900         519       10,380         828       16,560
        372        13,625         306       11,207         501       18,349
        500        14,688         900       26,438       1,600       47,000
             ------------             ------------             ------------
             $    303,133             $    243,062             $    472,779
             $    260,589             $    208,427             $    441,810

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT & LEISURE
PERCENT OF NET ASSETS                           0.19%                    0.53%
Ascent Entertainment Group+          248 $      2,728         292 $      3,212
Bally Total Fitness Holding
 Corp+                                26          361          76        1,055
Boyd Gaming Corp+                      0          --          200        1,663
Brunswick Corp                        92        2,806         692       21,106
Callaway Golf Co                     596       20,078         680       22,908
Circus Circus Entertainment
 Inc+                                629       15,057         930       22,262
Coleman Co Inc+                        0          --          200        3,163
Disney (Walt) Co                     494       37,945       4,987      383,064
Galileo International Inc+             0          --          400       10,575
Gaylord Entertainment Co
 Class A                             315        7,343         315        7,343
Grand Casinos Inc+                   400        6,175         400        6,175
Harrah's Entertainment Inc+          104        2,334         754       16,918
Hasbro Inc                            93        2,499         951       25,558
International Game
 Technology Inc                      997       19,940       1,400       28,000
Mattel Inc                           358       11,971       2,292       76,639
MGM Grand Inc+                       200        8,025         200        8,025
Mirage Resorts Inc+                1,290       34,588           0          --
Polaroid Corp                         32        1,690         318       16,794
Stanhome Inc                         220        7,150         170        5,525
Tiffany & Co                         326       14,752         400       18,100
Time Warner Inc                      463       23,845       4,160      214,240
Topp Inc+                            512        1,728           0          --
U.S. West Media Group                494        9,880       4,484       89,680
                                         ------------             ------------
      TOTAL ENTERTAINMENT &
                    LEISURE
                    - VALUE              $    230,895             $    982,005
                    -  COST              $    198,005             $    836,719
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                           0.07%                    0.12%
Browning-Ferris Industries
 Inc                                 138 $      4,821       1,540 $     53,804
Mid American Waste Systems
 Inc+                                  0          --            0          --
Republic Industries Inc+           1,500       36,844       3,100       76,144
Safety-Kleen Corp                     76        1,534         466        9,407
U.S.A. Waste Services Inc+           800       33,600       1,730       72,660
Wheelabrator Technologies
 Inc                                 700       10,981       1,000       15,688
                                         ------------             ------------
TOTAL ENVIRONMENTAL CONTROL
                    - VALUE              $     87,780             $    227,703
                    -  COST              $     75,147             $    204,134

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.84%                    1.02%                    1.19%
        399  $      4,389         397 $      4,367         678 $      7,458
        185         2,567         116        1,610         223        3,094
          0           --          300        2,494         700        5,819
      1,863        56,822       1,490       45,445       2,988       91,134
      1,158        39,010         956       32,205       1,516       51,070
      2,122        50,795       1,562       37,390       2,195       52,543
          0           --            0          --          200        3,163
     12,488       959,234       9,885      759,292      20,027    1,538,324
          0           --            0          --
        420         9,791         515       12,006         750       17,484
        700        10,806         500        7,719         900       13,894
      1,930        43,304       1,530       34,329       3,063       68,726
      2,396        64,379       1,922       51,640       3,867      103,926
      3,072        61,440       2,217       44,340       3,145       62,900
      5,220       174,544       4,257      142,343       9,418      314,914
        700        28,088         400       16,050         400       16,050
      3,200        85,800       2,600       69,713       5,200      139,425
        861        45,472         614       32,427       1,333       70,399
        299         9,718         214        6,955         210        6,825
        480        21,720         560       25,340         800       36,200
     10,255       528,133       8,186      421,579      16,488      849,132
        722         2,437         527        1,779           0          --
     11,074       221,480       8,863      177,260      18,256      365,120
             ------------             ------------             ------------
             $  2,419,929             $  1,926,283             $  3,817,600
             $  2,074,646             $  1,609,896             $  3,304,921
                    0.12%                    0.15%                    0.19%
      3,889  $    135,872       3,110 $    108,656       6,366 $    222,412
        372           163           0          --            0          --
      1,600        39,300       2,600       63,863       7,100      174,394
      1,077        21,742         774       15,625       1,243       25,093
      2,400       100,800       1,900       79,800       3,968      166,635
      2,800        43,925       1,400       21,963       1,800       28,237
             ------------             ------------             ------------
             $    341,802             $    289,907             $    616,771
             $    282,156             $    261,019             $    583,726

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD & RELATED
PERCENT OF NET ASSETS                            1.67%                    2.78%
Albertson's Inc                       194 $      6,669       1,877 $     64,522
American Stores Co                    250        5,922       2,072       49,081
Archer-Daniels-Midland Co             477       10,309       4,172       90,212
Bob Evans Farms Inc                   468        8,307         360        6,390
Boston Chicken Inc+                   600        7,388         500        6,156
Brinker International Inc+          1,056       17,688         990       16,583
Brown-Forman Corp Class B              71        3,426         513       24,752
Campbell Soup Co                      380       17,623       3,434      159,252
ConAgra Inc                           284       18,265       1,914      123,094
CPC International Inc                 137       12,210       1,120       99,820
Cracker Barrel Old Country
 Store Inc                            649       19,957         710       21,833
Darden Restaurants Inc                153        1,540       1,264       12,719
Dave & Buster's Inc+                    0          --            0          --
Dean Foods Co                         424       18,815         440       19,525
Dole Food Inc                         446       17,422         510       19,922
Earthgrains Co                         28        1,148         146        5,986
Fleming Co Inc                          0          --          275        5,191
Flowers Industries Inc                909       16,817         720       13,320
Food Lion Inc Class A               2,100       15,553       3,100       22,959
Food Lion Inc Class B               1,400       10,150       2,300       16,675
General Mills Inc                     203       13,017       1,265       81,118
General Nutrition Co Inc+             700       19,425         900       24,975
Giant Food Inc Class A                 54        1,755         469       15,243
Grand Metropolitan PLC ADR
 (UK)                               6,791      247,019      14,414      524,326
Great Atlantic & Pacific Tea
 Co                                    67        1,679         277        6,942
Hannaford Brothers Co                 236        8,024         360       12,240
Harcourt General Inc                   86        4,090         552       26,255
Heinz (H J) Co                        474       19,730       2,982      124,126
Hershey Foods Corp                    208       11,102       1,193       63,676
Hormel Foods Corp                     400       11,900         500       14,875
Host Marriott Services Corp+          240        3,435         240        3,435
IBP Inc                               732       16,790       1,020       23,396
International Dairy Queen
 Class A+                               0          --            0          --
International Multifoods
 Corp                                   0          --            0          --
Interstate Bakeries Corp                0          --          200       11,725
Kellogg Co                            438       19,601       3,284      146,959
Kroger Co                             330        9,941       1,994       60,069
Lancaster Colony Corp                 138        7,150         260       13,471
Lance Inc                               0          --            0          --
Lone Star Steakhouse &
 Saloon+                              300        5,156         400        6,875
Luby's Cafeteria Inc                   45          886         219        4,312
McCormick & Co Inc                    588       13,892         700       16,538

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    3.78%                    4.60%                    5.28%
      4,584  $    157,575       3,663 $    125,916       7,407 $    254,616
      4,970       117,727       3,950       93,566       8,212      194,522
     10,244       221,522       8,135      175,928      16,849      364,367
        752        13,348         472        8,378       1,250       22,188
        700         8,619         700        8,619       1,100       13,544
      1,871        31,339       1,171       19,614       2,130       35,678
      1,285        62,001         995       48,009       2,090      100,842
      8,560       396,970       6,842      317,298      13,724      636,450
      4,298       276,415       3,507      225,544       7,673      493,470
      2,639       235,201       2,079      185,291       4,551      405,608
      1,411        43,388         971       29,858       1,525       46,894
      2,925        29,433       2,256       22,701       4,518       45,462
         69         2,225           0          --            0          --
        707        31,373         637       28,267       1,005       44,597
      1,008        39,375         768       30,000       1,225       47,852
        334        13,694         268       10,988         612       25,092
        662        12,495         562       10,608         848       16,006
      1,318        24,383         936       17,316       1,915       35,428
      5,600        41,475       4,200       31,106       6,400       47,400
      4,300        31,175       3,000       21,750       4,700       34,075
      2,969       190,387       2,282      146,333       5,177      331,975
      2,100        58,275       1,400       38,850       2,100       58,275
      1,126        36,595         903       29,348       1,808       58,760
     28,667     1,042,779      23,679      861,322      41,717    1,517,474
        693        17,368         584       14,637         819       20,526
        745        25,330         465       15,810         840       28,560
      1,348        64,114       1,060       50,416       2,245      106,778
      6,648       276,723       5,337      222,153      11,800      491,175
      2,509       133,918       2,015      107,551       4,479      239,067
        600        17,850         600       17,850       1,100       32,725
        380         5,439         320        4,580         680        9,732
      2,152        49,361       1,542       35,370       2,500       57,344
        369         9,087           0          --            0          --
        274         7,364           0          --            0          --
        600        35,175         300       17,588         500       29,313
      7,386       330,524       6,074      271,812      13,170      589,357
      4,574       137,792       3,588      108,088       8,140      245,218
        470        24,352         340       17,616         528       27,357
        478        10,217           0          --            0          --
        700        12,031         500        8,594         900       15,469
        480         9,450         369        7,265         621       12,226
      1,355        32,012       1,205       28,468       1,755       41,462

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
McDonald's Corp                       940 $     44,474       5,499 $    260,171
Michael Foods Inc                       0          --            0          --
Morrison Fresh Cooking Inc             96          456          50          238
Nabisco Holdings Corp Class
 A                                    200        8,300         200        8,300
NPC International Inc+                  0          --            0          --
Outback Steakhouse Inc+               400        9,650         400        9,650
Pioneer Hi Bred
 International Inc                    132       11,311         649       55,611
Planet Hollywood
 International Inc Class A+             0          --          100        1,963
Quaker Oats Co                        136        6,392       1,116       52,452
Ralston-Purina Group                  151       13,590         851       76,590
Richfood Holdings Inc                   0          --          500       11,250
RJR Nabisco Holdings Corp           1,670       58,137       2,443       85,047
Ruby Tuesday Inc+                     192        5,184         100        2,700
Ryans Family Steak House              119        1,101         516        4,773
Safeway Inc                         1,099       55,980       1,527       77,794
Sara Lee Corp                         613       24,673       3,850      154,963
Savannah Foods & Industries             0          --            0          --
Sbarro Inc                              0          --            0          --
Shoney's Inc+                          97          558         370        2,128
Sizzler International Inc+            254          937           0          --
Smucker (J M) Co Class A              305        8,063           0          --
Southland Corp+                     1,800        5,119       1,400        3,981
Starbucks Corp+                       700       28,700         800       32,800
Super Value Inc                        76        2,983         418       16,407
Sysco Corp                            198        7,029       1,413       50,162
Tootsie Roll Industries               212       10,362         212       10,370
Tyson Food Inc Class A                591       12,559         690       14,663
Unilever NV (Netherlands)           4,905      987,131      10,283    2,069,453
Universal Corp                        381       13,859         400       14,550
Universal Foods Corp                  279       10,829         320       12,420
UST Inc                               284        8,201       1,550       44,756
Weis Markets Inc                      200        6,750         100        3,375
Wendy's International Inc             105        2,527       1,014       24,399
Winn-Dixie Stores Inc                 160        5,390       1,146       38,606
Wrigley (W M) Jr Co                   179       12,978         931       67,498
                                          ------------             ------------
        TOTAL FOOD & RELATED
                     - VALUE              $  1,987,024             $  5,165,618
                     -  COST              $  1,472,053             $  3,839,931
FURNITURE & APPLIANCES
PERCENT OF NET ASSETS                            0.07%                    0.08%
Bassett Furniture Industries           25 $        688          50 $      1,375
HON Industries Inc                    153        8,951         170        9,945
Leggett & Platt Inc                   658       28,294         900       38,700

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     12,189  $    576,692       9,995 $    472,889      21,791 $  1,030,987
        229         4,952           0          --            0          --
        160           760          99          470         193          917
        800        33,200         200        8,300         400       16,600
        374         4,254         284        3,231           0          --
        500        12,063         600       14,475         900       21,712
      1,462       125,275       1,181      101,197       2,646      226,729
      1,600        31,400         200        3,925         300        5,888
      2,467       115,949       1,897       89,159       4,398      206,706
      1,951       175,590       1,549      139,410       3,375      303,750
          0           --          600       13,500       1,000       22,500
      5,005       174,237       3,251      113,175       5,618      195,577
        321         8,667         199        5,373         387       10,449
      1,012         9,361         679        6,281       1,039        9,611
      2,689       136,956       1,990      101,350       3,526      179,580
      8,554       344,298       7,029      282,917      15,167      610,472
        410         7,175         290        5,075           0          --
        319         8,533         219        5,858           0          --
        751         4,318         596        3,427       1,304        7,498
        434         1,600         319        1,176           0          --
        436        11,527         331        8,751           0          --
      2,600         7,394       1,800        5,119       4,200       11,944
      1,700        69,700       1,300       53,300       2,000       82,000
      1,134        44,510         901       35,364       1,624       63,742
      3,110       110,405       2,574       91,377       5,570      197,735
        318        15,555         212       10,370         537       26,228
      3,711        78,859         873       18,551       1,545       32,831
     20,021     4,029,225      16,615    3,343,769      30,632    6,164,690
        639        23,244         594       21,607         965       35,102
        409        15,874         489       18,979         770       29,886
      3,268        94,363       2,503       72,274       5,945      171,662
        600        20,250         200        6,750         200        6,750
      2,501        60,180       1,969       47,379       3,950       95,047
      2,708        91,226       2,200       74,112       4,838      162,980
      2,148       155,730       1,682      121,945       3,712      269,120
             ------------             ------------             ------------
             $ 10,919,198             $  8,715,243             $ 16,975,577
             $  8,174,038             $  6,518,399             $ 13,520,723
                    0.11%                    0.13%                    0.14%
        200  $      5,500         120 $      3,300         206 $      5,665
        484        28,314         354       20,709         435       25,448
      1,474        63,382       1,384       59,512       2,030       87,290

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Maytag Corp                           112 $      3,073         737 $     20,221
Miller (Herman) Inc                   338       17,492         520       26,910
National Presto Industries
 Inc                                    0          --            0          --
Skyline Corp                           20          579          44        1,273
Sunbeam Oster Co Inc                  500       22,000         500       22,000
Whirlpool Corp                         80        4,580         574       32,862
                                          ------------             ------------
TOTAL FURNITURE & APPLIANCES
                     - VALUE              $     85,657             $    153,286
                     -  COST              $     39,043             $     97,247
HEALTHCARE
PERCENT OF NET ASSETS                            0.12%                    0.19%
Apria Healthcare Group Inc+           500 $      8,750         600 $     10,500
Cardinal Health Inc                   112        7,387         844       55,915
HealthCare Compare Corp+              284       15,833         390       21,743
Healthsouth Corp                      488       12,170       2,697       67,256
Idexx Laboratories Inc+               400        7,525         500        9,406
Lincare Holdings
 Incorporated+                          0          --          200        9,538
Mid Atlantic Medical
 Services+                            400        6,175         500        7,719
Morrison Health Care Inc              128        2,200          66        1,134
Novacare Inc+                           0          --            0          --
Oakley Inc                            600        7,313         600        7,313
Oxford Health Plans Inc+              500       36,563         800       58,500
PacifiCare Health Systems
 Inc Class A+                         112        7,445          70        4,653
PacifiCare Health Systems
 Inc Class B+                         174       11,897         195       13,333
Physician Corp of America+            400        2,725         300        2,044
St Jude Medical Inc+                   48        1,827         656       24,969
Talbert Medical Mgmt
 Holdings+                             20        1,251          25        1,564
United Healthcare Corp                189        9,190       1,360       66,130
                                          ------------             ------------
            TOTAL HEALTHCARE
                     - VALUE              $    138,251             $    361,717
                     -  COST              $    136,476             $    340,049
HOSPITAL & MEDICAL SUPPLIES
PERCENT OF NET ASSETS                            0.37%                    0.92%
Allegiance Corp                        81 $      2,541         628 $     19,703
American Oncology Resources+            0          --          200        2,738
Arrow International Inc                 0          --          100        2,963
Arterial Vascular
 Engineering+                           0          --          100        3,700
Bard (C R) Inc                         41        1,415         430       14,835
Bausch & Lomb Inc                      54        2,217         367       15,070
Baxter International Inc              459       24,413       2,178      115,842
Becton Dickinson & Co                 154        7,382       1,034       49,567
Beverly Enterprises+                   70        1,142         722       11,778
Biomet Inc                            127        2,635         979       20,314

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,801  $     49,415       1,470 $     40,333       2,912 $     79,898
        748        38,709         558       28,877       1,220       63,135
        116         4,611          81        3,220           0          --
        222         6,424          78        2,257         133        3,849
        800        35,200         800       35,200       1,200       52,800
      1,385        79,291       1,044       59,769       2,235      127,954
             ------------             ------------             ------------
             $    310,846             $    253,177             $    446,039
             $    189,610             $    159,933             $    319,764
                    0.28%                    0.33%                    0.38%
        800  $     14,000         800 $     14,000       1,300 $     22,750
      1,931       127,896       1,598      105,868       3,496      231,577
        816        45,492         596       33,227         865       48,224
      6,150       153,366       4,868      121,396      11,100      276,806
        800        15,050         600       11,288       1,000       18,813
          0           --            0          --          400       19,075
        700        10,806         500        7,719       1,300       20,069
        214         3,678         132        2,269         258        4,434
        975        14,686         710       10,694           0          --
      1,200        14,625         800        9,750       1,200       14,625
      1,400       102,375       1,100       80,438       1,700      124,312
        459        30,433         136        8,985         242       16,039
        526        35,978         411       28,102         595       40,696
        600         4,088         500        3,406       1,100        7,494
      1,642        62,499       1,368       52,069       2,794      106,347
         33         2,065          30        1,877          52        3,253
      3,440       167,270       2,713      131,920       5,574      271,036
             ------------             ------------             ------------
             $    804,307             $    623,008             $  1,225,550
             $    692,556             $    520,696             $  1,139,063
                    1.31%                    1.59%                    1.97%
        930  $     29,179         698 $     21,900       1,507 $     47,282
          0           --          200        2,738         400        5,475
          0           --            0          --          200        5,925
          0           --            0          --            0          --
      1,049        36,190         855       29,497       1,408       48,576
        995        40,857         836       34,328       1,669       68,533
      5,035       267,799       4,026      214,133       8,940      475,496
      2,248       107,763       1,742       83,507       3,883      186,141
      1,830        29,852       1,487       24,257       2,897       47,257
      2,134        44,281       1,561       32,391       3,590       74,493

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Boston Scientific Corp+               293 $     20,657       1,586 $    111,813
Columbia/HCA Healthcare Corp          512       16,160       4,882      154,088
Dentsply International Inc            200       11,250         200       11,250
Depuy Inc+                              0          --          200        4,625
Guidant Corp                           50        4,391         623       54,707
Health Care & Retirement
 Corp+                                350       12,753         400       14,575
Health Management Associates
 Inc Class A+                         950       28,084       1,050       31,041
Hillenbrand Industries Inc            300       13,181         500       21,969
Horizon/CMS Healthcare Corp+          600       12,338         400        8,225
Johnson & Johnson                   1,876      106,346      10,532      597,032
Mallinckrodt Group Inc                 84        3,056         553       20,115
Manor Care Inc                         59        1,822         474       14,635
Medpartners Inc+                    1,210       25,864       2,089       44,652
Medtronic Inc                         350       31,631       1,908      172,436
Phycor Inc+                           600       17,663         600       17,663
Quorum Health Group Inc+              300       10,219         300       10,219
Stryker Corp                          748       29,873         820       32,749
Sybron International Corp+            500       19,969         600       23,963
Tenet Healthcare Corp                 211        5,750       2,254       61,421
Thermo Cardiosystems Inc+             150        3,759         250        6,266
United States Surgical                 49        1,614         568       18,709
Vencor Inc+                           500       20,063         600       24,075
                                          ------------             ------------
    TOTAL HOSPITAL & MEDICAL
                    SUPPLIES
                     - VALUE              $    438,188             $  1,712,738
                     -  COST              $    358,108             $  1,364,065
HOUSEHOLD PRODUCTS
PERCENT OF NET ASSETS                            0.22%                    0.82%
Alberto-Culver Co Class B               0 $        --          461 $     13,455
Avon Products Inc                     154        9,866       1,031       66,048
Colgate-Palmolive Co                  366       22,967       2,333      146,396
Estee Lauder Co Class A               200        9,500         200        9,500
Gillette Co                           697       57,737       4,434      367,207
Kimberly-Clark Corp                   762       36,147       4,418      209,579
NCH Corp                                0          --            0          --
Procter & Gamble Co                   973      129,470       5,356      712,682
                                          ------------             ------------
    TOTAL HOUSEHOLD PRODUCTS
                     - VALUE              $    265,687             $  1,524,867
                     -  COST              $    221,438             $  1,056,231
INSURANCE
PERCENT OF NET ASSETS                            0.86%                    2.13%
Aegon NV ADR (Netherlands)             22 $      1,634         324 $     24,057
Aetna Inc                             168       16,034       1,136      108,417

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      3,511  $    247,525       2,828 $    199,374       6,232 $    439,356
     12,278       387,537       9,798      309,249      19,653      620,298
        300        16,875         300       16,875         500       28,125
      1,700        39,313         300        6,938         400        9,250
      1,334       117,142       1,031       90,535       2,423      212,770
        750        27,328         600       21,863       1,050       38,259
      1,650        48,778       1,600       47,300       2,525       74,645
      1,000        43,938         800       35,150       1,300       57,119
        900        18,506         700       14,394       1,000       20,563
     23,673     1,341,962      18,997    1,076,892      42,067    2,384,673
      1,370        49,834       1,053       38,303       2,179       79,261
      1,236        38,162         966       29,825       1,940       59,897
      2,420        51,728       2,452       52,412       4,662       99,650
      4,322       390,601       3,432      310,167       7,549      682,241
      1,050        30,909         750       22,078       1,450       42,684
        400        13,625         300       10,219         600       20,437
      1,668        66,616       1,288       51,440       1,900       75,881
        800        31,950         800       31,950       1,200       47,925
      5,579       152,028       4,438      120,935       9,055      246,749
        300         7,519         300        7,519         450       11,278
      1,392        45,849       1,024       33,728       2,229       73,418
      1,500        60,188         980       39,323       1,374       55,132
             ------------             ------------             ------------
             $  3,783,834             $  3,009,220             $  6,338,789
             $  2,934,223             $  2,286,905             $  5,349,685
                    1.19%                    1.45%                    1.89%
      1,054  $     30,764         842 $     24,576       1,682 $     49,093
      2,410       154,391       1,925      123,320       4,219      270,280
      5,321       333,893       4,333      271,896       9,269      581,630
        800        38,000         300       14,250         500       23,750
      9,862       816,680       7,903      654,500      17,604    1,457,815
      9,954       472,193       7,978      378,456      17,688      839,074
        124         8,432          89        6,052           0          --
     12,000     1,596,749       9,630    1,281,392      21,324    2,837,425
             ------------             ------------             ------------
             $  3,451,102             $  2,754,442             $  6,059,067
             $  2,439,719             $  1,890,323             $  4,569,091
                    3.08%                    3.65%                    4.39%
        741  $     55,019         576 $     42,768         891 $     66,157
      2,818       268,943       2,209      210,821       4,525      431,855

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AFLAC Corp                          1,096 $     60,349       1,670 $     91,954
Alleghany Corp                          2          490         102       24,480
Allmerica Financial Corp              324       13,409         431       17,829
Allstate Corp                         304       22,211       3,217      235,042
American General Corp                 166        7,999       1,794       86,448
American International Group
 Inc                                1,064      100,368       5,552      523,969
American National Insurance
 Co                                   100        9,700         100        9,700
American States Financial
 Corp                                   0          --          100        4,681
Aon Corp                               60        3,056       1,240       63,163
Argonaut Group Inc                      0          --          100        3,250
Chubb Corp                            108        7,223       1,250       83,594
CIGNA Corp                             76       13,937         520       95,355
Cincinnati Financial Corp             430       34,938         646       52,488
CNA Financial Corp+                   100       11,344         100       11,344
Conseco Inc                           150        6,450       1,325       56,996
Equitable Co Inc                      600       26,100         900       39,150
Equitable of Iowa Co                  300       19,538         300       19,538
Everest Reinsurance Holdings
 Inc                                  300       10,856         200        7,238
Foundation Health Systems+            792       25,186       1,027       32,659
General Re Corp                        97       18,806         617      119,621
Hartford Financial Services
 Group                                131       10,447         832       66,352
Highlands Insurance Group+             37          872          76        1,791
HSB Group Inc                         230       12,363         280       15,050
Humana Inc+                           150        3,534       1,200       28,275
Jefferson-Pilot Corp                  104        7,235         509       35,407
Leucadia National Corp                400       12,750         400       12,750
Lincoln National Corp                  40        2,678         792       53,014
Loews Corp                             50        5,097         835       85,118
Marsh & McLennan Companies
 Inc                                  260       17,745       1,348       92,001
MBIA Inc                               50        5,663         363       41,110
Mercury General Corp                  100        8,750         100        8,750
Ohio Casualty Corp                    300       13,950         400       18,600
Old Republic International
 Corp                                 750       26,953         850       30,547
PMI Group Inc                         300       17,344         300       17,344
Progressive Corp Ohio                  82        8,118         520       51,480
Protective Life Corp                  300       14,925         300       14,925
Provident Companies Inc               297       19,342         266       17,323
Providian Financial Corp               51        1,899         648       24,138
Reliance Group Holdings                 0          --          700        8,575
Reliastar Financial Corp              300       22,425         500       37,375
SAFECO Corp                            70        3,439         951       46,718
St Paul Co                             23        1,688         619       45,419
Sunamerica Inc                        600       32,325       1,100       59,263
TIG Holdings Inc                      500       15,625         500       15,625

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      3,217  $    177,136       2,137 $    117,669       3,727 $    205,218
        104        24,970         104       24,970         104       24,970
      1,279        52,922         172        7,128         303       12,544
      8,136       594,436       6,422      469,207      12,991      949,155
      4,483       216,025       3,530      170,102       7,113      342,758
     12,479     1,177,659      10,147      957,577      22,189    2,094,088
        200        19,400         200       19,400         300       29,100
          0           --          200        9,363         300       14,044
      3,052       155,461       2,435      124,033       4,977      253,516
          0           --          200        6,500         300        9,750
      3,194       213,599       2,511      167,923       5,102      341,196
      1,357       248,840       1,119      205,197       2,147      393,706
      1,245       101,156         940       76,375       1,395      113,344
        200        22,688         100       11,344         300       34,031
      3,384       145,517       2,720      116,960       5,554      238,803
      3,100       134,850       1,300       56,550       1,900       82,650
        400        26,050         400       26,050         700       45,588
        400        14,475         300       10,856         500       18,094
      1,255        39,909         814       25,889       3,642      115,855
      1,533       297,210       1,172      227,222       2,351      455,800
      2,197       175,211       1,758      140,200       3,570      284,708
        172         4,053         136        3,204         216        5,090
        309        16,609         324       17,415         520       27,950
      3,007        70,852       2,405       56,668       4,865      114,632
      1,346        93,631       1,017       70,745       2,105      146,429
        400        12,750         600       19,125       1,000       31,875
      1,876       125,575       1,496      100,138       3,095      207,172
      2,066       210,603       1,730      176,352       3,437      350,359
      3,040       207,480       2,368      161,616       5,360      365,820
        839        95,017         674       76,331       1,334      151,075
        200        17,500         200       17,500         300       26,250
        700        32,550         500       23,250         800       37,200
      1,800        64,688       1,250       44,922       2,000       71,875
        300        17,344         400       23,125         600       34,688
      1,297       128,403         997       98,703       2,150      212,850
        600        29,850         500       24,875         700       34,825
        806        52,491         501       32,628         633       41,224
      1,708        63,623       1,328       49,468       2,853      106,274
          0           --            0          --        1,500       18,375
        800        59,800         600       44,850       1,100       82,225
      2,367       116,279       1,799       88,376       3,810      187,166
      1,543       113,218       1,196       87,757       2,481      182,043
      2,400       129,300       1,900      102,363       4,200      226,275
        900        28,125         700       21,875       1,000       31,250

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tokio Marine & Fire
 Insurance Co
 ADR (Japan)                       4,200 $    245,175      15,400 $    898,974
Torchmark Corp                       156        5,879       1,040       39,195
Transamerica Corp                     74        7,294         515       50,760
Transatlantic Holdings Inc           226       15,975         150       10,603
Travelers Inc                        483       30,671       4,704      298,704
Travelers Property Casualty          100        4,025         100        4,025
Uici+                                  0          --          400       12,000
Unitrin Inc                          300       18,000         300       18,000
UNUM Corp                            166        6,848         999       41,209
USF & G Corp                          74        1,623         856       18,779
Wellpoint Health Networks+             0          --          100        5,438
Western National Corp                400       11,150         400       11,150
Zurich Reinsurance Centre
 Holdings Inc                        200        7,888         100        3,944
                                         ------------             ------------
            TOTAL INSURANCE
                    - VALUE              $  1,029,323             $  3,950,704
                    -  COST              $    789,571             $  2,956,747
INVESTMENT BANKING &
 BROKERAGE
PERCENT OF NET ASSETS                           0.02%                    0.12%
Alex Brown Inc                         0 $        --          200 $     16,938
Morgan Stanley Dean Witter           459       22,101       4,269      205,422
                                         ------------             ------------
 TOTAL INVESTMENT BANKING &
                  BROKERAGE
                    - VALUE              $     22,101             $    222,360
                    -  COST              $     11,606             $    134,999
LODGING
PERCENT OF NET ASSETS                           0.07%                    0.16%
Choice Hotels Inc+                    59 $      1,125         505 $      9,627
Doubletree Corp+                       0          --          300       15,000
Extended Stay America Inc+             0          --          600        8,025
HFS Inc+                              93        5,179       1,161       64,653
Hilton Hotels Corp                   293        8,991       2,004       61,498
Homestead Village Property
 Inc+                                 75        1,263          88        1,474
Host Marriott Corp+                1,300       25,350       1,900       37,050
La Quinta Inns Inc                   800       16,800         750       15,750
Marriott International               173       11,515       1,052       70,024
Promus Hotel Corp+                   477       18,514         561       21,774
                                         ------------             ------------
              TOTAL LODGING
                    - VALUE              $     88,737             $    304,875
                    -  COST              $     66,364             $    229,646

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     30,800  $  1,797,949      23,650 $  1,380,569      49,600 $  2,895,400
      2,568        96,782       2,020       76,129       4,132      155,725
      1,236       121,823         998       98,365       1,990      196,139
        532        37,606         390       27,568         460       32,516
     11,785       748,348       9,401      596,964      18,882    1,199,007
        900        36,225         100        4,025         300       12,075
          0           --            0          --          900       27,000
        600        36,000         500       30,000         700       42,000
      2,534       104,528       1,992       82,170       4,246      175,147
      2,094        45,937       1,578       34,617       3,323       72,898
          0           --            0          --          300       16,313
        600        16,725         400       11,150         800       22,300
          0           --          100        3,944         300       11,831
             ------------             ------------             ------------
             $  8,893,140             $  6,910,891             $ 14,108,203
             $  6,482,922             $  5,019,781             $ 11,485,465
                    0.18%                    0.21%                    0.27%
          0  $        --            0 $        --          600 $     50,813
     10,601       510,149       8,407      404,573      16,853      811,051
             ------------             ------------             ------------
             $    510,149             $    404,573             $    861,864
             $    296,997             $    237,644             $    642,338
                    0.22%                    0.25%                    0.32%
      1,105  $     21,064         807 $     15,383       1,217 $     23,199
          0           --            0          --          600       30,000
          0           --            0          --        1,300       17,388
      2,923       162,775       2,360      131,423       4,648      258,835
      4,521       138,738       3,514      107,836       7,991      245,224
        101         1,684         113        1,895         189        3,158
      3,400        66,300       2,500       48,750       4,300       83,850
      1,500        31,500       1,100       23,100       1,700       35,700
      2,327       154,891       1,787      118,947       4,056      269,978
      1,174        45,566         745       28,915       1,255       48,710
             ------------             ------------             ------------
             $    622,518             $    476,249             $  1,016,042
             $    437,148             $    325,425             $    782,884

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY
PERCENT OF NET ASSETS                            0.20%                    0.42%
AGCO Corp                             300 $      9,750         300 $      9,750
AVX Corp                              300       10,556         200        7,038
Black & Decker Corp                   122        4,674         721       27,623
Case Corp                             100        6,706         573       38,427
Caterpillar Inc                       314       18,232       2,800      162,575
Cincinnati Milacron Inc                59        1,519         344        8,858
Cummins Engine Co Inc                  23        1,770         282       21,696
Deere & Co                            228       12,768       1,842      103,152
Federal Mogul Corp                    396       14,157         300       10,725
Harsco Corp                           538       24,244         620       27,939
Ingersoll-Rand Co                     110        6,614         787       47,318
Jacobs Engineering Group+               0          --            0          --
Kubota Corp ADR (Japan)                 0          --          100        8,200
MagneTek Inc+                           0          --            0          --
Makita Corp ADR (Japan)             2,150       29,428       7,950      108,816
McDermott International Inc            44        1,419         432       13,932
Nordson Corp                          214       12,359         160        9,240
Pall Corp                             178        4,216       1,033       24,469
Parker Hannifin Corp                  102        6,560         560       36,015
Pentair Co                              0          --            0          --
Presstek Inc                          200        8,000         400       16,000
SPX Corp                               22        1,279          46        2,674
Tecumseh Products Co Class A          241       13,617         190       10,735
Teleflex Inc                          350       11,091           0          --
Thermo Electron Corp+                 133        5,353       1,072       43,148
UCAR International Inc+               400       18,875         400       18,875
York International Corp               402       18,040         520       23,335
Zurn Industries Inc                    22          653          46        1,366
                                          ------------             ------------
             TOTAL MACHINERY
                     - VALUE              $    241,880             $    781,906
                     -  COST              $    206,855             $    624,750
MANUFACTURING
PERCENT OF NET ASSETS                            0.03%                    0.09%
Evi Inc                                 0 $        --          300 $     15,769
Tyco International Ltd                416       32,630       1,901      149,110
                                          ------------             ------------
         TOTAL MANUFACTURING
                     - VALUE              $     32,630             $    164,879
                     -  COST              $     22,917             $    117,016

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.64%                    0.75%                    0.86%
        500  $     16,250         600 $     19,500         800 $     26,000
      1,300        45,744         300       10,556         600       21,113
      1,763        67,545       1,391       53,293       2,890      110,723
      1,318        88,388       1,057       70,885       2,194      147,135
      6,932       402,489       5,538      321,550      11,084      643,565
        761        19,596         538       13,853         854       21,991
        707        54,395         596       45,855       1,198       92,171
      4,687       262,472       3,702      207,312       7,517      420,952
        553        19,770         398       14,229         380       13,585
      1,148        51,732         758       34,157       1,320       59,483
      1,960       117,845       1,562       93,915       3,308      198,894
        373        11,936           0          --            0          --
        100         8,200         100        8,200         100        8,200
        367         7,730           0          --            0          --
     15,625       213,867      12,175      166,645      25,150      344,241
      1,038        33,475         808       26,058       1,607       51,826
        293        16,921         208       12,012         385       22,234
      2,222        52,634       1,732       41,027       4,048       95,887
      1,331        85,600       1,105       71,065       2,226      143,160
        576        20,520         406       14,464           0          --
        400        16,000         400       16,000         600       24,000
        226        13,136          83        4,824         248       14,415
        345        19,493         249       14,069         431       24,352
        508        16,097         388       12,295           0          --
      2,816       113,344       2,238       90,079       4,642      186,840
        800        37,750         600       28,313         900       42,469
        959        43,035         714       32,041       1,085       48,689
        224         6,650         180        5,344         241        7,155
             ------------             ------------             ------------
             $  1,862,614             $  1,427,541             $  2,769,080
             $  1,398,723             $  1,087,808             $  2,292,968
                    0.12%                    0.15%                    0.21%
          0  $        --            0 $        --          800 $     42,050
      4,395       344,733       3,538      277,512       7,834      614,479
             ------------             ------------             ------------
             $    344,733             $    277,512             $    656,529
             $    237,680             $    183,652             $    485,871

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL FABRICATORS
PERCENT OF NET ASSETS                           0.25%                    0.70%
Alcan Aluminum Ltd                   218 $      7,616       1,699 $     59,359
Allegheny Teledyne Inc               256        7,904       1,464       45,201
Alumax Inc+                          489       20,263         480       19,890
Aluminum Co of America               110        9,048       1,251      102,895
Armco Inc+                           107          635         908        5,391
Barrick Gold Corp                    307        6,984       2,780       63,245
Battle Mountain Gold Co              328        1,866       1,859       10,573
Bethlehem Steel Corp+                 62          744         890       10,680
British Steel PLC ADR (UK)           850       24,278       1,500       42,844
Crane Co                              78        3,442         376       16,591
Engelhard Corp                        64        1,336       1,109       23,150
Freeport McMoRan Copper &
 Gold Inc Class B                     38        1,017          28          749
Freeport McMoRan Inc                 222        6,216       1,597       44,716
Getchell Gold Corp+                   24          816         359       12,206
Inland Steel Industries Inc            0          --          411        8,657
Kaydon Corp                            0          --            0          --
Laboratory Corp of America
 Holdings                            660        1,733         418        1,097
Lukens Inc                             0          --            0          --
Mitsui & Co Ltd ADR (Japan)          950      158,650       3,300      551,099
Nucor Corp                            27        1,531         698       39,568
Oregon Steel Mills Inc                 0          --            0          --
Phelps Dodge Corp                     74        5,952         415       33,382
Placer Dome Inc                      342        5,686       1,823       30,307
Precision Castparts Corp               0          --          200       12,925
Reynolds Metals Co                    56        3,959         575       40,645
Timken Co                              0          --          473       17,708
USX--U.S. Steel Group                 32        1,124         654       22,972
WMC Ltd ADR (Japan)                1,450       29,725       3,100       63,550
Worthington Industries Inc            33          613         757       14,052
                                         ------------             ------------
    TOTAL METAL FABRICATORS
                    - VALUE              $    301,138             $  1,293,452
                    -  COST              $    299,326             $  1,258,561
OFFICE EQUIPMENT & SUPPLIES
PERCENT OF NET ASSETS                           0.01%                    0.00%
Standard Register Co                 301 $     10,290           0 $        --
                                         ------------             ------------
   TOTAL OFFICE EQUIPMENT &
                   SUPPLIES
                    - VALUE              $     10,290             $        --
                    -  COST              $      6,560             $        --

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.98%                    1.17%                    1.42%
      4,207  $    146,982       3,342 $    116,761       6,860 $    239,671
      3,122        96,392       2,472       76,323       5,628      173,765
        773        32,031         893       37,004       1,270       52,626
      3,152       259,252       2,514      206,776       5,205      428,111
      1,837        10,907       1,271        7,547       3,282       19,487
      6,882       156,566       5,415      123,191      11,203      254,868
      4,235        24,087       3,195       18,172       6,964       39,608
      1,997        23,964       1,671       20,052       3,317       39,804
      3,150        89,972       2,600       74,262       4,450      127,103
        870        38,389         629       27,733       1,427       62,967
      2,755        57,511       2,118       44,213       4,305       89,867
         52         1,391          38        1,017         236        6,313
      3,543        99,204       2,804       78,512       6,437      180,236
        222         7,548         458       15,572         646       21,964
        947        19,946         715       15,060       1,014       21,357
        250        14,766           0          --            0          --
      1,043         2,738         684        1,796       1,337        3,510
        230         4,298           0          --            0          --
      6,600     1,102,200       5,025      839,175      10,550    1,761,850
      1,594        90,360       1,298       73,580       2,603      147,558
        299         8,054         199        5,361           0          --
      1,135        91,297         895       71,992       1,820      146,396
      4,429        73,632       3,546       58,952       7,410      123,191
        300        19,388         213       13,765         600       38,775
      1,329        93,944       1,053       74,434       2,241      158,411
      1,177        44,064         933       34,929       1,887       70,645
      1,577        55,392       1,232       43,274       2,561       89,955
      6,275       128,638       5,250      107,625       9,300      190,650
      1,838        34,118       1,420       26,359       2,943       54,629
             ------------             ------------             ------------
             $  2,827,031             $  2,213,437             $  4,543,317
             $  2,714,365             $  2,113,839             $  4,523,891
                    0.00%                    0.01%                    0.00%
        432  $     14,769         312 $     10,667           0 $        --
             ------------             ------------             ------------
             $     14,769             $     10,667             $        --
             $      9,334             $      6,837             $        --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS
PERCENT OF NET ASSETS                            1.37%                    3.10%
Abbott Laboratories                 1,011 $     60,597       6,135 $    367,717
Allergan Inc                           62        2,007         477       15,443
ALZA Corp+                            118        3,422         663       19,227
American Home Products Corp         1,038       74,736       5,085      366,120
Amgen Inc                             366       18,140       2,078      102,991
Bergen Brunswig Corp Class A          525       22,050         645       27,090
Bristol-Myers Squibb Co             1,442      109,592       7,873      598,347
Centocor Inc+                         546       24,502         740       33,208
Covance Inc+                           90        1,647         581       10,608
Dura Pharmaceuticals Inc+               0          --          500       17,813
Glaxo Holdings PLC ADR (UK)         6,500      259,188      13,600      542,299
ICN Pharmaceuticals Inc               500       18,063         504       18,207
Interneuron Pharmaceuticals
 Co                                     0          --          400        7,400
IVAX Corp                           1,230       11,608       1,240       11,703
Lilly (Eli) & Co                      776       81,189       4,400      460,350
Marshall & Ilsley Corp                758       35,626       1,040       48,880
McKesson Corp                         300       28,106         400       37,475
Merck & Co Inc                      1,722      158,101       9,525      874,513
Millipore Corp                         50        2,475         357       17,672
Mylan Laboratories                  1,003       21,314       1,270       26,987
Novo Nordisk A/S ADR
 (Denmark)                          3,650      186,150       7,600      387,600
Omnicare Inc                          600       17,363         900       26,044
Perrigo Co+                           812       11,622         550        7,872
Pfizer Inc                          2,040      112,965      10,262      568,257
Pharmacia and Upjohn Inc              415       14,136       3,754      127,871
Rhone-Poulenc Rorer Inc               400       38,525         500       48,156
Scherer (R P) Corp+                   200       11,263         300       16,894
Schering-Plough Corp                1,152       55,296       5,820      279,360
Schweitzer-Mauduit
 International Inc                     20          800          92        3,680
SmithKline Beecham PLC ADR
 (UK)                               3,500      151,594       7,600      329,175
SouthTrust Corp                       871       38,977       1,080       48,330
ThermoLase Corp+                        0          --          100        1,613
Warner Lambert Co                     368       46,759       2,182      277,250
Watson Pharmaceutical Inc+            300       15,769         400       21,025
Xoma Corp+                            188        1,187           0          --
                                          ------------             ------------
       TOTAL PHARMACEUTICALS
                     - VALUE              $  1,634,769             $  5,747,177
                     -  COST              $  1,178,457             $  3,833,948

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    4.30%                    5.31%                    6.52%
     13,709  $    821,683      11,021 $    660,571      24,418 $  1,463,554
      1,224        39,627         951       30,789       2,009       65,041
      1,428        41,412       1,074       31,146       2,756       79,924
     11,458       824,976       9,176      660,672      20,351    1,465,272
      4,848       240,279       3,881      192,352       8,542      423,363
        786        33,012         775       32,550       1,350       56,700
     17,755     1,349,379      14,217    1,080,492      31,544    2,397,344
      1,381        61,972       1,166       52,324       1,720       77,185
      1,030        18,793         878       16,014       1,546       28,215
        700        24,938         700       24,938       1,100       39,188
     27,400     1,092,575      23,200      925,100      40,750    1,624,906
        708        25,577         607       21,928       1,340       48,408
          0           --          600       11,100         900       16,650
      2,323        21,923       1,663       15,695       2,895       27,322
      9,852     1,030,766       7,863      822,666      17,506    1,831,565
      2,203       103,541       1,583       74,401       2,420      113,740
        800        74,950         600       56,213         900       84,319
     21,401     1,964,878      17,186    1,577,890      38,046    3,493,098
        744        36,828         555       27,473       1,461       72,320
      2,765        58,756       1,927       40,949       3,052       64,855
     15,275       779,025      12,900      657,900      22,650    1,155,150
        800        23,150       1,200       34,725       1,900       54,981
      1,252        17,919         842       12,051       1,680       24,045
     22,864     1,266,093      18,326    1,014,802      40,726    2,255,202
      9,273       315,862       7,389      251,688      14,981      510,290
        900        86,681         700       67,419       1,100      105,944
        400        22,525         400       22,525         600       33,788
     12,951       621,648      10,443      501,264      23,105    1,109,040
        214         8,560         176        7,040         351       14,040
     15,200       658,350      12,800      554,400      22,600      978,862
      2,137        95,631       1,587       71,018       2,535      113,441
          0           --            0          --          300        4,838
      4,847       615,872       3,881      493,130       8,546    1,085,876
        600        31,538         500       26,281       1,000       52,563
        193         1,218         193        1,218           0          --
             ------------             ------------             ------------
             $ 12,409,937             $ 10,070,724             $ 20,971,029
             $  8,256,670             $  6,589,749             $ 14,930,406

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING
PERCENT OF NET ASSETS                           0.22%                    0.40%
American Greetings Corp
 Class A                              30 $      1,043         574 $     19,947
Barnes & Noble+                      200        9,288         200        9,288
Belo (A H) Corp                      456       19,551         640       27,440
Chris-Craft Industries Inc           116        5,710         262       12,836
Comcast Corp Class A                 440       10,313       2,797       65,555
Donnelley (R R) & Sons Co            153        5,957       1,038       40,417
Dow Jones & Co Inc                   100        4,281         748       32,024
E.W. Scripps Company                 300       11,794         300       11,794
Ennis Business Forms Inc               0          --            0          --
Gannett Co Inc                       133       12,959       1,163      113,320
Gibson Greetings Inc+                  0          --            0          --
Golden Books Family
 Entertainment Inc+                  234        2,325           0          --
Harland (John H) Co                   53        1,050         236        4,676
Houghton Mifflin Co                  304       10,545         240        8,325
Interpublic Group Co Inc             123        5,996         976       47,580
Knight-Ridder Inc                     40        2,025         661       33,463
Lee Enterprises Inc                  498       12,761           0          --
Liberty Media Group Class A        1,985       52,354       2,659       70,131
Marvel Entertainment Group
 Inc+                                  0          --          200          375
McGraw-Hill Inc                       72        4,415         697       42,735
Media General Inc Class A            280       10,290         220        8,085
Meredith Corp                        100        3,000         412       12,360
Moore Corp Ltd                       100        1,981         646       12,799
New York Times Co Class A            112        5,292         659       31,138
News Corporation Ltd               1,250       22,578       2,700       48,769
News Corporation Ltd                   0          --          290        4,386
Readers Digest Association
 Class A                             700       20,694       1,000       29,563
Readers Digest Association
 Class B                             200        5,550         300        8,325
Scholastic Inc+                      200        6,850         200        6,850
Times Mirror Co Class A               48        2,433         719       36,444
Washington Post Co Class B            27       11,360           0          --
                                         ------------             ------------
           TOTAL PUBLISHING
                    - VALUE              $    262,395             $    738,625
                    -  COST              $    221,729             $    617,370
REAL ESTATE
PERCENT OF NET ASSETS                           0.11%                    0.13%
Boston Properties Inc+                 0 $        --          400 $     11,925
Castle & Cooke Inc+                  215        3,789         136        2,397
Catellus Development Corp+             0          --          700       13,475
Echelon International Corp+           68        1,552          53        1,216
Equity Office Properties+              0          --          300        8,756

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.59%                    0.69%                    0.81%
      1,361  $     47,295       1,138 $     39,545       2,264 $     78,674
        300        13,931         200        9,288         400       18,575
        714        30,613       1,044       44,762       1,540       66,028
        492        24,155         335       16,424         227       11,118
      6,374       149,391       4,887      114,539      11,266      264,047
      2,681       104,391       2,128       82,859       4,382      170,624
      1,733        74,194       1,435       61,436       2,868      122,786
        900        35,381         300       11,794         600       23,587
        247         2,686           0          --            0          --
      2,583       251,681       2,067      201,403       4,490      437,494
        244         5,490           0          --            0          --
        313         3,110         233        2,315           0          --
        589        11,670         393        7,786         969       19,198
        460        15,956         310       10,753         890       30,872
      2,200       107,250       1,770       86,288       3,969      193,489
      1,637        82,873       1,319       66,774       2,770      140,231
        708        18,143         510       13,069           0          --
      5,583       147,252       3,434       90,572       5,971      157,485
      1,400         2,625         200          375         600        1,125
      1,866       114,409       1,467       89,945       2,938      180,136
        410        15,068         290       10,658         570       20,948
        973        29,190         769       23,070       1,664       49,920
      1,719        34,058       1,272       25,202       2,189       43,370
      1,779        84,058       1,358       64,166       2,886      136,364
      5,500        99,344       4,550       82,184       7,650      138,178
          0           --          580        8,773       1,015       15,352
      1,800        53,213       1,500       44,344       2,200       65,038
        300         8,325         300        8,325         600       16,650
        200         6,850         200        6,850         400       13,700
      1,777        90,072       1,370       69,442       2,874      145,676
         80        33,660          33       13,885         125       52,594
             ------------             ------------             ------------
             $  1,696,334             $  1,306,826             $  2,613,259
             $  1,353,802             $  1,037,136             $  2,132,861
                    0.10%                    0.15%                    0.17%
          0  $        --            0 $        --          800 $     23,850
        336         5,922         222        3,913         341        6,010
          0           --            0          --        1,900       36,575
         96         2,191          69        1,589          65        1,491
          0           --            0          --          700       20,431

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Equity Residential
 Properties Trust                    400 $     19,475         600 $     29,213
Franchise Finance Corp                 0          --          100        2,506
Health & Retire Property
 Trust                               600       10,875       1,100       19,938
Health Care Property
 Investors Inc                       300       11,156         400       14,875
Kimco Realty Corp                    300       10,106         350       11,791
MAXXAM Inc+                            0          --            0          --
Meditrust Corp                       400       15,975         600       23,963
New Plan Realty Trust                400        9,400         700       16,450
Public Storage Inc                     0          --          700       19,644
Security Capital Pacific
 Trust                               600       13,088         500       10,906
Simon Debartolo Group Inc            300        9,506         700       22,181
Vornado Realty Trust                 200       13,900         300       20,850
Weingarten Realty
 Investments                         200        8,313         300       12,469
                                         ------------             ------------
          TOTAL REAL ESTATE
                    - VALUE              $    127,135             $    242,555
                    -  COST              $     99,784             $    205,730
RETAIL & RELATED
PERCENT OF NET ASSETS                           0.84%                    2.07%
Anntaylor Stores Inc+                247 $      4,230         195 $      3,339
AutoZone Inc+                         50        1,413       1,146       32,375
Bed Bath & Beyond Inc+               400       12,400         500       15,500
Benetton Spa ADR (Italy)           4,836      141,755      10,192      298,753
Best Buy Co Inc+                       0          --          100        1,700
BJ's Wholesale Club Inc+             365       10,539           0          --
Borders Group Inc                      0          --          800       19,050
Charming Shoppes Inc+                 55          332         906        5,464
Circuit City Stores Inc               43        1,532         742       26,434
Coles Myer Ltd ADR
 (Australia)                       2,024       74,635       4,332      159,742
CompUSA Inc                            0          --        1,100       34,031
Consolidated Stores Corp             719       26,908         968       36,240
Corporate Express Inc              1,050       17,916       1,050       17,916
Costco Co Inc+                       206        7,429       1,527       55,067
Dayton-Hudson Corp                   275       15,675       1,752       99,864
Department 56 Inc                    200        5,463         200        5,462
Dillards Inc Class A                 123        4,920         801       32,040
Dollar General Corp                  490       20,304       1,035       42,888
Eastman Kodak Co                     379       24,777       2,634      172,198
Edison Brothers Stores Inc+            0          --            0          --
Family Dollar Stores Inc             480       10,200         720       15,300
Federated Department Stores
 Inc+                                150        6,300       1,514       63,588
Fingerhut Co                         505       10,226         400        8,100
Footstar Inc+                         46        1,141         245        6,079
Gap Inc                              308       13,687       2,224       98,829

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        400  $     19,475         700 $     34,081       1,400 $     68,163
          0           --            0          --          200        5,013
        800        14,500       1,000       18,125       2,600       47,125
        400        14,875         500       18,594         700       26,031
        450        15,159         500       16,844         700       23,581
        128         7,040           0          --            0          --
      1,100        43,931         800       31,950       1,300       51,919
      1,400        32,900         900       21,150       1,500       35,250
      1,400        39,288       1,100       30,869       1,800       50,513
        800        17,450         900       19,631       1,200       26,175
      1,600        50,700       1,100       34,856       1,700       53,869
        300        20,850         400       27,800         600       41,700
        400        16,625         400       16,625         600       24,937
             ------------             ------------             ------------
             $    300,906             $    276,027             $    542,633
             $    255,459             $    228,275             $    468,328
                    2.86%                    3.54%                    4.26%
        351  $      6,011         253 $      4,333         237 $      4,059
      2,769        78,224       2,224       62,828       4,677      132,125
        800        24,800         800       24,800       1,100       34,100
     20,410       598,268      17,236      505,230      30,420      891,686
          0           --          300        5,100         600       10,200
        497        14,351         367       10,597           0          --
          0           --        1,000       23,813       1,700       40,481
      1,882        11,351       1,545        9,318       2,302       13,884
      1,785        63,591       1,404       50,017       2,918      103,954
      8,775       323,578       7,432      274,055      13,040      480,850
          0           --        1,400       43,313       2,200       68,063
      1,718        64,318       1,375       51,477       2,187       81,876
      1,950        33,272       1,350       23,034       2,400       40,950
      3,849       138,805       3,082      111,145       6,370      229,718
      3,909       222,813       3,207      182,799       6,952      396,264
        300         8,194         200        5,463         600       16,388
      2,063        82,520       1,697       67,880       3,410      136,400
      1,491        61,794       1,165       48,275       2,206       91,422
      5,789       378,456       4,758      311,054      10,333      675,520
        347           130           0          --            0          --
      1,285        27,306         940       19,975       1,642       34,887
      3,856       161,952       3,072      129,024       6,290      264,180
        714        14,459         509       10,307         180        3,645
        521        12,927         382        9,478         654       16,227
      4,920       218,633       4,019      178,594       8,838      392,739

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Global DirectMail Corp+              200 $      4,400         200 $      4,400
Hancock Fabrics Inc                    0          --            0          --
Heilig Meyers Co                     524        7,860         410        6,150
Home Depot Inc                     1,152       54,360       5,762      271,895
Homebase Inc                         365        2,874           0          --
Intelligent Electronics+               0          --            0          --
Ito Yokado Co Ltd ADR
 (Japan)                             550      119,213       1,900      411,825
Jones Apparel Group Inc              400       20,075         400       20,075
Jostens Inc                          105        2,533         263        6,345
K Mart Corp+                         384        5,328       3,661       50,796
Kohls Corp+                          286       19,716         620       42,741
Limited Inc                          166        3,777       1,994       45,364
Longs Drug Stores Corp                74        1,873         332        8,404
Lowe's Co Inc                        150        5,184       1,316       45,484
Lucasvarity PLC                       37        1,172         448       14,196
Macfrugals Bargains Close-
 outs+                                 0          --            0          --
May Department Stores Co             185        9,955       1,720       92,558
Mercantile Stores Co Inc               0          --          324       20,230
Meyer (Fred) Inc+                      0          --          200       10,400
Micro Warehouse Inc+                 300        7,838         300        7,838
Neiman Marcus Group Inc                0          --          200        6,175
Newell Co                            252        9,922       1,264       49,770
Nordstrom Inc                         19        1,112         612       35,802
Office Depot Inc+                  1,538       28,357       1,550       28,578
Officemax Inc+                     1,000       14,813       1,250       18,516
Payless ShoeSource Inc+              317       20,328         411       26,355
Penney (J C) Co Inc                  145        8,700       1,857      111,420
PetSmart Inc+                      1,200       10,275       1,300       11,131
Rite Aid Corp                        104        5,207       1,036       51,865
Ross Stores Inc                        0          --          600       17,625
Ruddick Corp                           0          --            0          --
Saks Holdings Inc                    200        4,650         200        4,650
Sears Roebuck & Co                   291       16,514       2,939      166,788
Service Merchandise Co+              771        2,988           0          --
Sherwin Williams Co                  154        4,225       1,245       34,160
Staples Inc+                         996       23,406       1,197       28,130
Sunglass Hut International
 Inc+                                600        4,350         500        3,625
Talbots Inc                          200        5,288         200        5,288
Tandy Corp                            61        4,049         375       24,891
Tech Data Corp+                        0          --          500       19,469
TJX Companies Inc                    156        4,290       1,248       34,320
Toys R Us Inc+                       259        8,952       2,101       72,616
Viking Office Products Inc+          800       16,900       1,000       21,125
Walgreen Co                          660       17,779       3,976      107,104

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        300  $      6,600         200 $      4,400         400 $      8,800
        342         4,275           0          --            0          --
        834        12,510         544        8,160       1,300       19,500
     12,872       607,398      10,363      489,004      23,005    1,085,549
        497         3,914         367        2,890           0          --
        540         2,228           0          --            0          --
      3,825       829,069       2,950      639,413       6,150    1,333,013
        600        30,113         600       30,113         900       45,169
        650        15,681         538       12,979       1,237       29,843
      8,928       123,876       6,989       96,972      14,581      202,311
      1,004        69,213         908       62,595       1,358       93,617
      4,944       112,476       3,973       90,386       8,211      186,800
        754        19,086         542       13,719         795       20,123
      3,224       111,429       2,568       88,756       5,144      177,789
        982        31,117         738       23,385       1,204       38,152
        438        11,935           0          --            0          --
      4,351       234,138       3,468      186,622       6,941      373,513
        693        43,269         558       34,840       1,144       71,428
          0           --            0          --          400       20,800
        600        15,675         400       10,450         700       18,287
          0           --          400       12,350         500       15,438
      2,845       112,022       2,273       89,499       5,086      200,261
      1,426        83,421       1,208       70,668       2,358      137,943
      2,442        45,024       1,967       36,267       3,380       62,319
      2,700        39,994       1,950       28,884       3,050       45,178
        743        47,645         615       39,437       1,004       64,382
      4,511       270,660       3,578      214,680       7,243      434,580
      2,200        18,838       1,600       13,700       3,000       25,688
      2,293       114,793       1,714       85,807       3,915      195,995
          0           --            0          --        1,300       38,188
        714        10,710         524        7,860           0          --
      1,200        27,900         300        6,975         600       13,950
      7,193       408,203       5,746      326,086      11,575      656,881
      1,516         5,875       1,111        4,305           0          --
      3,188        87,471       2,494       68,429       5,305      145,556
      2,163        50,831       2,040       47,940       2,957       69,490
      1,000         7,250         700        5,075       1,300        9,425
          0           --          200        5,288         400       10,575
        958        63,587         771       51,175       1,648      109,386
          0           --          700       27,256       1,100       42,831
      2,764        76,010       2,190       60,225       5,042      138,655
      5,284       182,628       4,213      145,612       8,578      296,477
      2,000        42,250       1,400       29,575       2,100       44,363
      8,968       241,575       7,104      191,364      15,816      426,044

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WalMart Stores Inc                  3,252 $    115,446      17,935 $    636,691
Woolworth (F W) Co+                    81        1,812         990       22,151
                                          ------------             ------------
      TOTAL RETAIL & RELATED
                     - VALUE              $  1,007,303             $  3,846,905
                     -  COST              $    842,141             $  3,016,819
SERVICES
PERCENT OF NET ASSETS                            0.09%                    0.18%
Block (H R) Inc                       111 $      4,357         884 $     34,697
CMS Energy Corp                       921       33,098         740       26,594
Corrections Corp of America+          600       22,200         800       29,600
CUC International Inc                 515       12,103       3,355       78,831
Dun & Bradstreet Corp                 173        4,844       1,462       40,936
Public Service Enterprise
 Group                                179        4,441       1,737       43,099
Service Corp International            198        6,336       1,811       57,952
Sotheby's Holdings Inc                611       11,571           0          --
Stewart Enterprises Inc
 Class A                              250        9,875         450       17,775
                                          ------------             ------------
              TOTAL SERVICES
                     - VALUE              $    108,825             $    329,484
                     -  COST              $     92,639             $    288,772
SHIPPING
PERCENT OF NET ASSETS                            0.01%                    0.00%
Halter Marine Group Inc+              182 $      7,200         188 $      7,438
                                          ------------             ------------
              TOTAL SHIPPING
                     - VALUE              $      7,200             $      7,438
                     -  COST              $      3,161             $      3,322
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                            1.81%                    3.88%
360 Communications Co+              1,525 $     28,022       1,519 $     27,912
ADC Telecommunications              1,072       39,798       1,460       54,203
Adtran Inc+                           100        3,900         200        7,800
Advanced Fibre
 Communication+                         0          --          100        6,225
Airtouch Communications+              388       13,119       3,756      127,000
Alcatel Alsthom Compagnie
 Generale d'electricite ADR
 (France)                          10,035      247,112      21,673      533,698
Aliant Communications Inc               0          --            0          --
Alltel Corp                           121        3,827       1,358       42,947
Ameritech Corp                        833       52,219       4,319      270,747
Andrew Corp                           156        3,881         726       18,047
Ascend Communications Inc+          1,150       48,803       1,800       76,388
Aspect Telecommunication
 Corp                                   0          --          600       13,200
AT & T Corp                         1,245       48,555      12,000      468,000
Bell Atlantic Corp                    659       47,719       6,018      435,535

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     40,183  $  1,426,496      32,259 $  1,145,195      71,485 $  2,537,718
      2,542        56,877       2,014       45,063       4,003       89,567
             ------------             ------------             ------------
             $  8,249,815             $  6,715,308             $ 13,695,202
             $  6,424,720             $  5,178,441             $ 11,164,775
                    0.25%                    0.30%                    0.35%
      1,880  $     73,790       1,468 $     57,619       3,330 $    130,702
      1,314        47,222         954       34,284         885       31,805
      1,400        51,800       1,200       44,400       1,800       66,600
      7,395       173,783       5,749      135,090      13,125      308,438
      3,170        88,760       2,421       67,788       5,545      155,260
      4,211       104,485       3,350       83,122       7,010      173,936
      4,360       139,520       3,466      110,912       7,225      231,200
        848        16,059         623       11,798           0          --
        750        29,625         600       23,700         900       35,550
             ------------             ------------             ------------
             $    725,044             $    568,713             $  1,133,491
             $    620,576             $    491,385             $  1,061,020
                    0.00%                    0.00%                    0.01%
        246  $      9,732         221 $      8,743         420 $     16,616
             ------------             ------------             ------------
             $      9,732             $      8,743             $     16,616
             $      4,327             $      3,870             $      7,435
                    5.39%                    6.62%                    7.71%
      2,624  $     48,216       2,128 $     39,102       3,954 $     72,655
      2,896       107,514       1,916       71,132       3,420      126,968
        200         7,800         200        7,800         400       15,600
          0           --            0          --          100        6,225
      9,259       313,070       7,337      248,082      14,784      499,884
     42,698     1,051,439      36,113      889,293      63,401    1,561,247
        490        11,086           0          --            0          --
      3,417       108,063       2,706       85,577       5,654      178,808
      9,766       612,206       7,854      492,348      17,309    1,085,058
      1,568        39,004       1,252       31,131       3,035       75,483
      2,700       114,581       2,510      106,518       4,160      176,540
          0           --            0          --        1,100       24,200
     29,918     1,166,801      23,706      924,534      48,161    1,878,279
     14,320     1,036,429      11,338      820,624      23,057    1,668,756

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BellSouth Corp                        838 $     36,872       7,333 $    322,652
British Telecommunications
 PLC ADR (UK)                       3,200      207,000       6,700      433,406
Century Telephone Enterprise          567       20,589         460       16,704
Ciena Corporation+                      0          --          500       23,875
Comsat Corp                           510       11,061         600       13,013
Cox Communications Inc Class
 A+                                   613       16,589         674       18,240
DSC Communications Corp+              121        3,524         899       26,183
DSP Communications Inc                  0          --          500        9,625
Excel Communication Inc+              400        8,750         400        8,750
Federal Signal Corp                   498       12,948         590       15,340
Frontier Corp                          83        1,831       1,230       27,137
Glenayre Technologies Inc             650       11,375         650       11,375
GTE Corp                            1,326       59,090       7,539      335,957
Hong Kong Telecommunications
 Ltd ADR (Hong Kong)               19,353      410,042      42,803      906,888
ITT Corp+                             131        8,228       1,032       64,823
K-III Communications Corp+              0          --          200        2,438
LCI International Inc+                300        7,200         300        7,200
Loral Space &
 Communications+                    1,242       21,735       1,882       32,935
Lucent Technologies Inc               942       73,358       5,082      395,761
MCI Communications Corp               565       16,103       5,103      145,435
McLeod Inc Class A+                     0          --          200        6,775
Mobile Telecommunications
 Tech+                                  0          --          400        4,900
NEXTEL Communications Class
 A+                                 1,068       26,767         880       22,055
Nippon Telegraph & Telegraph
 ADR (Japan)                        1,836       86,292       6,811      320,117
Northern Telecom Ltd                  290       28,746       2,077      205,883
Octel Communications+                   0          --          600       18,225
Omnipoint Corp+                       200        4,188         300        6,281
Paging Network Inc+                   500        5,063         600        6,075
Pairgain Technologies Inc               0          --          600       15,450
Picturetel Corp+                      400        5,000         400        5,000
Qualcom Inc+                          500       23,125         600       27,750
SBC Communication Inc               1,214       66,011       7,249      394,164
Scientific-Atlanta Inc                 82        1,783         551       11,984
Southern New England
 Telecommunications Co                687       26,278         550       21,038
Sprint Corp                           377       17,719       3,140      147,580
Telecommunications of New
 Zealand Corp ADR (New
 Zealand)                           1,600       62,800       3,200      125,600
Telefonica de Espana SA
 (Spain)                            2,150      167,163       4,500      349,875
Telephone & Data System Inc           566       22,357         450       17,775
Teleport Communications
 Group Inc Class A+                   300       10,913         300       10,913
Tellabs Inc                           250       14,922       1,405       83,861

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     18,315  $    805,860      14,480 $    637,120      29,230 $  1,286,120
     13,500       873,281      11,350      734,203      20,050    1,296,984
        828        30,067         588       21,352         565       20,517
          0           --            0          --        1,200       57,300
        819        17,762         814       17,654       1,290       27,977
      1,294        35,019         927       25,087       1,649       44,626
      2,221        64,687       1,691       49,250       3,558      103,627
          0           --          600       11,550       1,000       19,250
      1,800        39,375         500       10,938         700       15,313
        807        20,982         802       20,852       1,180       30,680
      3,072        67,776       2,337       51,560       5,071      111,879
      1,175        20,563         800       14,000       1,425       24,938
     16,901       753,151      13,544      603,554      30,134    1,342,846
     81,936     1,736,018      69,241    1,467,044     119,553    2,533,029
      2,097       131,718       1,658      104,143       3,459      217,268
      1,800        21,938           0          --          400        4,875
        600        14,400         500       12,000         900       21,600
      2,912        50,960       2,974       52,045       4,566       79,905
     11,353       884,115       9,107      709,208      20,170    1,570,739
     12,607       359,300      10,063      286,796      20,240      576,840
          0           --          200        6,775         400       13,550
          0           --            0          --            0          --
      1,588        39,799       1,101       27,594       1,025       25,689
     13,543       636,521      10,406      489,082      21,774    1,023,378
      4,567       452,704       3,737      370,430       8,184      811,239
        730        22,174         840       25,515       1,200       36,450
        400         8,375         400        8,375         600       12,563
      1,500        15,188         800        8,100       1,500       15,188
      1,100        28,325         700       18,025       1,100       28,325
        700         8,750         500        6,250         800       10,000
      1,000        46,250         900       41,625       1,400       64,750
     16,145       877,884      12,971      705,298      28,826    1,567,414
      1,482        32,234       1,110       24,143       2,336       50,808
        975        37,294         710       27,158         680       26,010
      7,898       371,206       6,331      297,557      12,622      593,234
      6,550       257,087       5,600      219,800       9,800      384,650
      9,000       699,750       7,600      590,900      13,350    1,037,962
        827        32,667         587       23,187         565       22,318
      2,600        94,575         400       14,550       3,300      120,038
      3,236       193,149       2,627      156,799       5,811      346,844

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
U.S. West Inc                         344 $     12,320       3,539 $    126,740
Vanguard Cellular Systems
 Class A+                             411        6,011         330        4,826
Vodafone Group PLC ADR (UK)         1,650       84,047       3,500      178,281
Western Wireless Corp Class
 A+                                     0          --          100        1,506
WorldCom Inc+                         706       21,136       6,628      198,426
                                          ------------             ------------
    TOTAL TELECOMMUNICATIONS
                     - VALUE              $  2,155,891             $  7,210,519
                     -  COST              $  1,857,327             $  6,030,648
TEXTILES
PERCENT OF NET ASSETS                            0.06%                    0.04%
Brown Group Inc                        31 $        517         180 $      3,004
Burlington Industries Inc+            729        8,794         477        5,754
Cintas Corp                           310       21,623         300       20,925
Shaw Industries Inc                 1,260       14,096       1,330       14,879
Springs Industries Inc Class
 A                                     31        1,457         186        8,742
Unifi Inc                             568       21,797         600       23,025
                                          ------------             ------------
              TOTAL TEXTILES
                     - VALUE              $     68,284             $     76,329
                     -  COST              $     55,610             $     65,376
TOBACCO
PERCENT OF NET ASSETS                            0.28%                    0.68%
BAT Industries PLC ADR (UK)         8,400 $    143,325      17,800 $    303,712
Fortune Brands Inc                    153        5,259       1,243       42,728
Gallaher Group PLC ADR (UK)+          153        2,744       1,391       24,951
Imperial Tobacco Group ADR
 (UK)                               2,137       26,755       3,975       49,767
Philip Morris Co Inc                3,578      156,090      19,273      840,784
                                          ------------             ------------
               TOTAL TOBACCO
                     - VALUE              $    334,173             $  1,261,942
                     -  COST              $    303,364             $    977,388
TRANSPORTATION
PERCENT OF NET ASSETS                            0.17%                    0.44%
Alexander & Baldwin Inc               504 $     13,608         590 $     15,930
Burlington Northern Santa Fe           89        8,160       1,147      105,166
Caliber Systems Inc                     0          --          278       11,607
Carnival Corp Class A                   0          --        1,200       52,575
CNF Transportation Inc                 62        2,240         361       13,041
Consolidated Freightways
 Corp+                                 31          484         181        2,820
CSX Corp                              168        9,608       1,621       92,701
Dial Corp                             136        2,295       1,080       18,225
Federal Express Corp                   46        3,056         823       54,678
Fritz Companies Inc+                  200        2,600         200        2,600
Hunt (J B) Transport
 Services                               0          --            0          --

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      8,849  $    316,905       6,959 $    249,219      14,089 $    504,562
        595         8,702         427        6,245         390        5,704
      7,000       356,563       5,900      300,531      10,400      529,750
          0           --            0          --          300        4,519
     16,406       491,155      13,035      390,235      26,278      786,683
             ------------             ------------             ------------
             $ 15,570,438             $ 12,551,890             $ 24,777,644
             $ 12,961,823             $ 10,511,886             $ 21,852,088
                    0.06%                    0.07%                    0.06%
        338  $      5,640         221 $      3,688         253 $      4,222
      1,136        13,703         749        9,035       1,902       22,943
        820        57,195         515       35,921         790       55,103
      2,415        27,018       2,005       22,431       3,000       33,563
        384        18,048         305       14,335         420       19,740
      1,182        45,359         982       37,684       1,440       55,260
             ------------             ------------             ------------
             $    166,963             $    123,094             $    190,831
             $    133,999             $    100,714             $    166,508
                    0.95%                    1.17%                    1.44%
     35,750  $    609,984      30,250 $    516,141      53,200 $    907,725
      3,121       107,284       2,471       84,941       5,129      176,309
      3,016        54,100       2,266       40,646       3,545       63,588
      7,743        96,943       6,112       76,523      10,312      129,107
     43,124     1,881,284      34,574    1,508,291      76,652    3,343,943
             ------------             ------------             ------------
             $  2,749,595             $  2,226,542             $  4,620,672
             $  2,124,344             $  1,691,470             $  3,702,649
                    0.59%                    0.71%                    0.84%
        814  $     21,978         809 $     21,843       1,180 $     31,860
      2,872       263,327       2,274      208,497       4,596      421,396
        692        28,891         568       23,714       1,156       48,263
          0           --            0          --        2,900      127,056
        810        29,261         573       20,700       1,138       41,110
        405         6,328         286        4,469         569        8,891
      4,024       230,122       3,227      184,544       6,543      374,178
      1,641        27,692       1,228       20,723       2,208       37,260
      2,077       137,991       1,630      108,293       3,409      226,485
        300         3,900           0          --          400        5,200
        596         9,909           0          --            0          --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Illinois Central Corp                 411 $     13,794         690 $     23,158
Kansas City Southern
 Industries                           281       21,040         370       27,704
Laidlaw Inc Class B                   281        4,110       2,439       35,670
Norfolk Southern Corp                  92        9,016         947       92,806
Outboard Marine Corp                   35          626         184        3,289
Overseas Shipholding Group            393        9,653         310        7,614
Pittston Brink's Group                523       18,567         520       18,460
Pittston Burlington Group              61        1,464         160        3,840
Roadway Express Inc                    46        1,058         158        3,634
Tidewater Inc                         565       29,663         650       34,125
Trinity Industries Inc                522       20,750         540       21,465
Union Pacific Corp                    157       10,195       1,834      119,095
Viad Corp                             136        2,474       1,080       19,643
Wisconsin Central Transport+          400       12,400         600       18,600
Xtra Corp                             200        9,388         200        9,388
Yellow Corp+                           49        1,537         223        6,997
                                          ------------             ------------
        TOTAL TRANSPORTATION
                     - VALUE              $    207,786             $    814,831
                     -  COST              $    155,761             $    635,796
UTILITIES
PERCENT OF NET ASSETS                            0.72%                    1.07%
Allegheny Power Systems Inc         1,284 $     37,316       1,010 $     29,353
American Electric Power Inc            98        4,281       1,370       59,852
American Water Works Co Inc           600       12,450         700       14,525
Atlantic Energy Inc                   569        9,851         460        7,964
Baltimore Gas & Electric Co           131        3,537       1,117       30,159
BG PLC ADR (UK)                     3,200      138,800       6,700      290,613
Calenergy Inc+                        500       16,563         500       16,563
Carolina Power & Light Co             156        5,265       1,118       37,733
Central & South West Corp             131        2,710       1,609       33,286
Cinergy Corp                          120        3,968       1,161       38,386
Consolidated Edison Co                235        7,197       1,744       53,410
Delmarva Power & Light Co             640       11,480         510        9,148
Dominion Resources Inc                170        6,120       1,366       49,176
DTE Energy Co                         132        3,911       1,068       31,640
Duke Power Co                         236       11,431       2,637      127,730
Edison International                  310        7,479       3,066       73,967
Entergy Corp                          229        5,682       1,735       43,050
Florida Progress Corp               1,015       32,670         800       25,750
FPL Group Inc                         133        6,185       1,351       62,822
GPU Inc                               137        4,607         921       30,969
Hawaiian Electric Industries
 Inc                                  392       14,186         340       12,304
Houston Industries Inc                222        4,500       1,898       38,438

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,135  $     38,093       1,015 $     34,066       1,502 $     50,411
        765        57,279         585       43,802         760       56,905
      6,001        87,765       4,716       68,972       9,510      139,084
      2,289       224,322       1,791      175,518       3,693      361,914
        424         7,579         224        4,004         348        6,220
        550        13,509         405        9,948         375        9,211
        657        23,323         743       26,377       1,104       39,192
        328         7,872         221        5,304         402        9,648
        270         6,210         243        5,589         359        8,257
        925        48,563         985       51,713       1,465       76,913
        705        28,024         635       25,241       1,105       43,924
      4,555       295,790       3,580      232,476       7,257      471,251
      1,641        29,846       1,428       25,972       2,208       40,158
      1,200        37,200         900       27,900       1,300       40,300
        300        14,081         200        9,388         500       23,469
        585        18,354         299        9,381         437       13,711
             ------------             ------------             ------------
             $  1,697,209             $  1,348,434             $  2,712,267
             $  1,256,603             $  1,004,941             $  2,295,427
                    1.52%                    1.86%                    1.99%
      1,809  $     52,574       1,319 $     38,333       1,230 $     35,747
      3,510       153,343       2,715      118,612       5,730      250,329
        800        16,600       1,000       20,750       1,700       35,275
        830        14,369         590       10,214         550        9,522
      2,721        73,467       2,184       58,968       4,460      120,420
     13,100       568,213      11,350      492,306      20,050      869,669
        900        29,813         900       29,813       1,400       46,375
      2,771        93,521       2,174       73,373       4,522      152,617
      4,006        82,874       3,125       64,648       6,352      131,407
      2,929        96,840       2,334       77,168       4,773      157,807
      4,296       131,565       3,399      104,094       7,093      217,223
        903        16,198         648       11,623         615       11,032
      3,417       123,012       2,716       97,776       5,526      198,936
      2,697        79,899       2,143       63,486       4,400      130,350
      6,664       322,788       5,291      256,283      10,550      511,016
      7,488       180,648       5,931      143,085      12,373      298,499
      4,332       107,488       3,461       85,876       7,140      177,161
      1,434        46,157       1,039       33,443         980       31,544
      3,361       156,286       2,700      125,550       5,509      256,169
      2,220        74,647       1,795       60,357       3,582      120,445
        423        15,307         403       14,584         780       28,226
      5,379       108,922       4,277       86,602       8,188      165,802

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Idaho Power Co                        402 $     12,713         320 $     10,120
Illinova Corp                         813       18,699         650       14,950
IPALCO Enterprises Inc                607       19,765         480       15,630
Kansas City Power & Light Co          667       19,093         530       15,171
LG & E Energy Corp                    728       16,471         560       12,670
Midamerican Energy Co                 451        7,695         367        6,262
Minnesota Power & Light Co            349       11,997         270        9,281
Montana Power Co                      563       12,984         460       10,609
Nevada Power Co                       444        9,380         360        7,605
New Century Energies Inc            1,072       43,296         863       34,823
New England Electric System           695       26,584         560       21,420
New York State Electric &
 Gas Corp                             772       18,817         610       14,869
Niagara Mohawk Power Corp             125        1,117       1,135       10,144
NIPSCO Industries Inc                 702       28,650         560       22,855
Northeast Utilities                 1,340       13,484       1,070       10,767
Northern States Power Co               67        3,224         509       24,496
OGE Energy Corp                       429       19,064         340       15,109
Ohio Edison Co                        143        3,146       1,130       24,860
Pacificorp                            194        4,026       2,168       44,986
PECO Energy Co                        213        5,072       1,694       40,338
PG & E Corp                           373        8,649       3,075       71,302
Pinnacle West Capital Corp            941       30,406         750       24,234
Potomac Electric Power Co           1,282       29,085       1,010       22,914
PP & L Resources Inc                  150        3,291       1,200       26,325
Public Service Company Of
 New Mexico                             0          --            0          --
Puget Sound Power & Light Co          683       17,331         540       13,703
SCANA Corp                          1,026       24,752         820       19,783
Southern Co                           586       12,343       5,080      106,997
TECO Energy Inc                     1,265       30,439         990       23,822
Texas Utilities Co                    241        8,394       1,863       64,973
U.S. Filter Corp                        0          --          800       28,852
Unicom Corp                           199        4,701       1,653       39,052
Union Electric Co                     104        3,868         753       28,002
Wisconsin Energy Corp               1,148       29,357         920       23,518
Wisconsin Power & Light
 Holdings Co                          341        9,441         260        7,199
                                          ------------             ------------
             TOTAL UTILITIES
                     - VALUE              $    857,523             $  1,984,479
                     -  COST              $    729,641             $  1,842,752

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        585  $     18,501         415 $     13,124         385 $     12,176
      1,153        26,519         843       19,389         780       17,940
        882        28,720         627       20,417         577       18,789
        955        27,337         690       19,751         645       18,463
        992        22,444         732       16,562         690       15,611
        680        11,602         489        8,344           0          --
        480        16,500         350       12,031         335       11,516
        824        19,004         584       13,469         540       12,454
        652        13,774         472        9,971         450        9,506
      1,535        61,982       1,123       45,337       1,029       41,556
      1,008        38,556         718       27,464         690       26,393
      1,087        26,496         787       19,183         740       18,038
      2,681        23,961       2,082       18,608       4,288       38,324
      1,015        41,425         740       30,201         675       27,548
      1,916        19,280       1,386       13,947       1,290       12,981
      1,272        61,267         990       47,644       2,061       99,186
        612        27,196         442       19,641         415       18,442
      2,867        63,074       2,188       48,136       4,641      102,102
      5,407       112,195       4,303       89,287       8,920      185,090
      4,084        97,250       3,271       77,891       6,746      160,639
      8,020       185,964       6,435      149,212      12,948      300,232
      1,334        43,105         974       31,472         905       29,243
      1,806        40,974       1,316       29,857       1,230       27,906
      3,116        68,357       2,405       52,760       4,975      109,139
        650        11,863         470        8,578           0          --
        971        24,639         706       17,915         655       16,621
      1,446        34,885       1,036       24,994         980       23,643
     12,467       262,586       9,960      209,782      20,116      423,693
      1,789        43,048       1,284       30,896       1,220       29,356
      4,717       164,514       3,764      131,258       7,418      258,710
          0           --          900       32,431       1,700       61,200
      3,970        93,791       3,129       73,923       6,525      154,153
      1,933        71,883       1,536       57,120       3,048      113,348
      1,645        42,050       1,175       30,036       1,105       28,247
        473        13,096         343        9,497         325        8,998
             ------------             ------------             ------------
             $  4,402,369             $  3,527,072             $  6,386,814
             $  4,051,470             $  3,245,860             $  6,066,464

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                  LifePath 2000            LifePath 2010
                       ------------------------ ------------------------
                            Shares        Value      Shares        Value

------------------------------------------------------------------------
WARRANTS
PERCENT OF NET ASSETS                     0.00%                    0.00%
Homestead Village Inc
 expires
 10/29/1997+                     1 $          4           0 $        --
Morrison Knudsen Corp
 expires 03/11/2003+             4           21          17           87
                                   ------------             ------------
       TOTAL WARRANTS
              - VALUE              $         25             $         87
              -  COST              $         22             $         74
  TOTAL COMMON STOCKS
              - VALUE              $ 25,672,641             $ 85,678,455
              -  COST              $ 19,573,402             $ 63,837,421

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.00%                    0.00%                    0.00%
          0  $          3           1 $          7           0 $          4
         27           138          25          128          42          215
             ------------             ------------             ------------
             $        141             $        135             $        219
             $        118             $        114             $        184
             $187,514,708             $149,412,073             $300,598,260
             $137,259,050             $108,903,758             $238,098,066

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                               Principal        Value   Principal        Value

------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
PERCENT OF NET ASSETS                          69.91%                   47.86%
U.S. TREASURY BONDS
PERCENT OF NET ASSETS                           1.14%                    2.75%
U.S. Treasury Bonds, 6.00%-
 13.88%, 11/15/07-2/15/27    $ 1,200,000 $  1,359,250 $ 4,550,000 $  5,098,781
                                         ------------             ------------
  TOTAL U.S. TREASURY BONDS
                    - VALUE              $  1,359,250             $  5,098,781
                      -COST              $  1,339,641             $  4,973,319
U.S. TREASURY NOTES
PERCENT OF NET ASSETS                          68.77%                   45.11%
U.S. Treasury Notes, 3.41%-
 13.75%, 09/30/98-05/15/07   $79,250,000 $ 82,096,541 $81,150,000 $ 83,763,708
                                         ------------             ------------
  TOTAL U.S. TREASURY NOTES
                    - VALUE              $ 82,096,541             $ 83,763,708
                      -COST              $ 81,694,375             $ 83,357,724
        TOTAL U.S. TREASURY
                 SECURITIES
                    - VALUE              $ 83,455,791             $ 88,862,489
                      -COST              $ 83,034,016             $ 88,331,043

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
  Principal         Value   Principal        Value   Principal        Value

-------------------------------------------------------
                   31.21%                   18.56%                    5.73%
                    8.65%                   15.69%                    5.73%
$21,850,000  $ 25,004,919 $25,640,000 $ 29,746,507 $16,350,000 $ 18,424,983
             ------------             ------------             ------------
             $ 25,004,919             $ 29,746,507             $ 18,424,983
             $ 24,658,540             $ 29,156,182             $ 18,013,766
                   22.56%                    2.87%                    0.00%
$63,170,000  $ 65,199,547 $ 5,300,000 $  5,450,233 $         0 $          0
             ------------             ------------             ------------
             $ 65,199,547             $  5,450,233             $        --
             $ 65,000,299             $  5,432,156             $        --
             $ 90,204,466             $ 35,196,740             $ 18,424,983
             $ 89,658,839             $ 34,588,338             $ 18,013,766

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000             LifePath 2010
                            ------------------------ -------------------------
                              Principal        Value    Principal        Value

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS
PERCENT OF NET ASSETS                          7.49%                     5.37%
U.S. Treasury Bills, 2.59-
 4.97%++,
 09/04/97-11/28/97*         $ 8,993,000 $  8,940,758 $ 10,029,000 $  9,969,132
                                        ------------              ------------
 TOTAL U.S. TREASURY BILLS
                   - VALUE              $  8,940,758              $  9,969,132
                     -COST              $  8,936,679              $  9,964,771
CASH EQUIVALENTS
PERCENT OF NET ASSETS                          9.51%                     3.75%
Dreyfus Cash Management
 Fund#                      $ 3,226,300 $  3,226,300 $  1,962,363 $  1,962,363
Janus Institutional Money
 Market Fund#                 4,120,000    4,120,000    3,000,000    3,000,000
Merrimac Premium Money
 Market#                      4,000,000    4,000,000    2,000,000    2,000,000
                                        ------------              ------------
    TOTAL CASH EQUIVALENTS
                   - VALUE              $ 11,346,300              $  6,962,363
                     -COST              $ 11,346,300              $  6,962,363

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
  Principal         Value   Principal        Value   Principal        Value

-------------------------------------------------------
                    3.30%                    2.30%                    0.52%
$ 9,607,000  $  9,554,224 $ 4,397,000 $  4,362,138 $ 1,686,000 $  1,675,443
             ------------             ------------             ------------
             $  9,554,224             $  4,362,138             $  1,675,443
             $  9,550,139             $  4,359,892             $  1,674,626
                    4.44%                    2.80%                    6.03%
$ 1,850,117  $  1,850,117 $   313,971 $    313,971 $   394,414 $    394,414
  6,000,000     6,000,000   3,000,000    3,000,000  10,000,000   10,000,000
  5,000,000     5,000,000   2,000,000    2,000,000   9,000,000    9,000,000
             ------------             ------------             ------------
             $ 12,850,117             $  5,313,971             $ 19,394,414
             $ 12,850,117             $  5,313,971             $ 19,394,414

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                      LifePath 2000              LifePath 2010
                           -------------------------  -------------------------
                             Principal         Value    Principal         Value

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
PERCENT OF NET ASSETS                          4.19%                      4.85%
Goldman Sachs Repurchase
 Agreements#, dated
 8/29/97, due 9/3/97,
 with a maturity value
 of 52,000,000 and an
 effective yield of
 5.67%, collateralized
 by Federal National
 Mortgage Association
 obligations with rates
 ranging from 6.07% to
 7.01%, with maturity
 dates ranging from
 10/1/32 to 8/1/36 and
 with an aggregate
 market value of
 53,040,000.               $ 5,000,000  $  5,000,000  $ 9,000,000  $  9,000,000
                                        ------------               ------------
        TOTAL SHORT-TERM
             INSTRUMENTS
                 - VALUE                $ 25,287,058               $25,931,495
                   -COST                $ 25,282,979               $25,927,134
                                        ------------               ------------
     TOTAL INVESTMENT IN
              SECURITIES
 (NOTES 1 AND 3) - VALUE                $134,415,490               $200,472,439
                   -COST**              $127,890,397               $178,095,598
                                        ------------               ------------
TOTAL INVESTMENT IN
 SECURITIES                    112.61%  $134,415,490      107.98%  $200,472,439
Other Assets and
 Liabilities, Net              (12.61)%  (15,049,441)      (7.98)%  (14,820,834)
                           -----------  ------------  -----------  ------------
TOTAL NET ASSETS               100.00%  $119,366,049      100.00%  $185,651,605
                           ===========  ============  ===========  ============
--------------------------------------------------------------------------------
 + Non-income earning securities.
++ Yield to maturity.
# Represents collateral received from securities learning transactions. See
  Note 4.
 * These U.S. Treasury Bills are held in segrated accounts in connection with the Fund's holdings of S&P 500 Futures Contracts.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:
 Gross Unrealized
  Appreciation                          $  7,464,198               $ 23,997,148
 Gross Unrealized
  Depreciation                              (939,105)                (1,620,307)
                                        ------------               ------------
 GROSS UNREALIZED
  APPRECIATION                          $  6,525,093               $ 22,376,841
                                        ============               ============

The accompanying notes are an integral part of these financial statements.

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020               LifePath 2030             LifePath 2040
-------------------------  -------------------------  -------------------------
  Principal         Value     Principal        Value    Principal         Value

-------------------------------------------------------
                    4.85%                      4.75%                      4.67%
$14,000,000  $ 14,000,000  $  9,000,000 $  9,000,000  $15,000,000  $ 15,000,000
             ------------               ------------               ------------
             $ 36,404,341               $ 18,676,109               $ 36,069,857
             $ 36,400,256               $ 18,673,863               $ 36,069,040
             ------------               ------------               ------------
             $314,123,515               $203,284,922               $355,093,100
             $263,318,145               $162,165,959               $292,180,872
             ------------               ------------               ------------
    108.73%  $314,123,515       107.21% $203,284,922      110.45%  $355,093,100
    (8.73)%   (25,221,460)      (7.21)% $(13,667,649)     (10.45)%  (33,605,911)
-----------  ------------  ------------ ------------  -----------  ------------
    100.00%  $288,902,055       100.00% $189,617,273      100.00%  $321,487,189
===========  ============  ============ ============  ===========  ============
             $ 53,881,729               $ 43,323,833               $ 67,105,680
               (3,076,359)                (2,204,870)                (4,193,458)
             ------------               ------------               ------------
             $ 50,805,370               $ 41,118,963               $ 62,912,228
             ============               ============               ============

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                   SHARES      VALUE

COMMON STOCKS-94.83%
AEROSPACE & DEFENSE-2.26%
Allied Signal Inc                74,166 $    6,123,330
Boeing Co                       260,084     14,158,323
Briggs & Stratton Corp            7,364        355,773
General Dynamics Corp            16,302      1,298,047
Lockheed Martin Corp             50,650      5,251,772
Northrop Grumman Corp            17,353      2,031,386
Raytheon Co                      61,931      3,406,205
Rockwell International Corp      55,565      3,333,900
Textron Inc                      43,204      2,692,149
United Technologies Corp         62,070      4,845,339
                                        --------------
     TOTAL AEROSPACE & DEFENSE
                       - VALUE          $   43,496,224
                       -  COST          $   26,639,576
AIRLINES-0.30%
AMR Corp+                        23,820 $    2,399,865
Delta Air Lines Inc              19,212      1,661,838
Southwest Airlines Co            37,812      1,058,736
USAir Group Inc+                 20,465        698,368
                                        --------------
                TOTAL AIRLINES
                       - VALUE          $    5,818,807
                       -  COST          $    4,574,624
APPAREL-0.54%
CVS Corp                         43,706 $    2,463,926
Fruit of the Loom Inc Class A+   19,727        527,697
Liz Claiborne Inc                18,235        812,597
Nike Inc Class B                 75,522      4,030,987
Reebok International Ltd         14,722        646,848
Russell Corp                      9,786        278,901
Stride Rite Corp                 12,732        151,193
VF Corp                          16,759      1,481,077
                                        --------------
                 TOTAL APPAREL
                       - VALUE          $   10,393,226
                       -  COST          $    7,036,222
AUTO PARTS & EQUIPMENT-0.86%
Cooper Tire & Rubber Co          20,858 $      524,057
Dana Corp                        26,954      1,241,569
Deluxe Corp                      21,538        709,408
Eaton Corp                       20,211      1,820,253
Echlin Inc                       16,338        605,527
Genuine Parts Co                 47,120      1,454,830

    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES      VALUE

COMMON STOCKS (CONTINUED)
Goodyear Tire & Rubber Co           40,790 $    2,513,684
Illinois Tool Works Inc             65,046      3,146,600
ITT Industries Inc                  30,933        974,390
Navistar International Corp+        18,868        468,162
PACCAR Inc                          20,752        983,126
Pep Boys-Manny Moe & Jack           15,844        419,866
TRW Inc                             32,542      1,696,252
                                           --------------
     TOTAL AUTO PARTS & EQUIPMENT
                          - VALUE          $   16,557,724
                          -  COST          $   11,905,808
AUTOMOBILES-1.65%
Chrysler Corp                      180,046 $    6,324,116
Ford Motor Co                      312,114     13,420,902
General Motors Corp Class A        190,864     11,976,716
                                           --------------
                TOTAL AUTOMOBILES
                          - VALUE          $   31,721,734
                          -  COST          $   24,635,912
BANK & FINANCE-10.90%
Ahmanson (H F) & Co                 26,954 $    1,367,916
American Express Corp              123,706      9,618,142
Banc One Corp                      150,500      8,070,563
Bank of New York Inc               102,066      4,554,695
BankAmerica Corp                   185,654     12,218,354
BankBoston Corp                     38,863      3,230,487
Bankers Trust Corp                  20,887      2,167,026
Barnett Banks Inc                   51,936      3,538,140
Beneficial Corp                     14,046      1,005,167
Chase Manhattan Bank               112,768     12,538,392
Citicorp                           121,277     15,477,977
Comerica Inc                        27,557      1,951,380
CoreStates Financial Corp           53,989      3,320,324
Countrywide Credit Industries Inc   27,183        915,727
Equifax Inc                         39,307      1,157,100
Federal Home Loan Mortgage Corp    181,556      5,911,917
Federal National Mortgage Assoc    277,764     12,221,616
Fifth Third Bancorp                 41,442      2,424,357
First Chicago NBD Corp              81,740      5,864,845
First Union Corp                   149,866      7,202,935
Fleet Financial Group Inc           68,651      4,423,699
Golden West Financial               15,003      1,234,934

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                 SHARES      VALUE

COMMON STOCKS (CONTINUED)
Green Tree Financial Inc       35,659 $    1,566,767
Household International Inc    27,808      3,084,950
Huntington Bancshares Inc      41,460      1,342,268
Keycorp                        58,609      3,553,171
MBNA Corp                      87,500      3,363,281
Mellon Bank Corp               67,640      3,255,175
Merrill Lynch & Co Inc         86,584      5,324,916
MGIC Investment Corp           30,836      1,551,436
Morgan (J P) & Co Inc          48,220      5,171,595
Morgan Stanley Dean Witter    149,975      7,217,552
National City Corp             58,093      3,282,255
NationsBank Corp              191,131     11,348,403
Norwest Corp                   97,863      5,621,006
PNC Bank Corp                  83,894      3,628,416
Republic New York Corp         14,195      1,519,752
Ryder System Inc               20,749        740,480
Salomon Inc                    28,274      1,692,906
Schwab (Charles) Corp          45,695      1,939,182
State Street Corp              42,422      2,115,797
SunTrust Banks Inc             58,107      3,631,688
U.S. Bancorp                   64,357      5,635,260
Wachovia Corp                  42,429      2,641,205
Washington Mutual Inc          65,447      3,918,639
Wells Fargo & Co               23,386      5,945,891
                                      --------------
        TOTAL BANK & FINANCE
                     - VALUE          $  209,507,684
                     -  COST          $  127,565,921
BASIC INDUSTRIES-2.14%
ASARCO Inc                     10,889 $      334,837
Avery-Dennison Corp            26,778      1,099,572
Baker Hughes Inc               43,076      1,825,346
Bemis Co                       13,894        610,468
Boise Cascade Corp             12,707        502,721
Champion International Corp    25,088      1,484,896
Cyprus Amax Minerals           24,186        610,697
Dover Corp                     29,349      2,026,915
Echo Bay Mines Ltd             35,315        178,782
Fort James Corp                49,215      2,067,030
Georgia-Pacific Corp           23,864      2,177,590
Harnischfeger Industries Inc   12,582        504,853
Homestake Mining Co            37,488        524,832

170
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    1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                        SHARES      VALUE

COMMON STOCKS (CONTINUED)
Ikon Office Solutions Inc             34,462 $      896,012
Inco Ltd                              43,186      1,168,721
Louisiana-Pacific Corp                28,410        628,571
Mead Corp                             13,606        965,176
Minnesota Mining & Manufacturing Co  108,986      9,795,117
NACCO Industries Inc Class A           2,067        178,279
Newmont Mining Corp                   40,583      1,717,168
Potlatch Corp                          7,332        342,313
Stone Container Corp                  25,264        435,804
Union Camp Corp                       18,068      1,071,658
Westinghouse Electric Corp           166,405      4,284,929
Westvaco Corp                         26,655        902,938
Weyerhauser Co                        51,742      2,988,101
Whitman Corp                          26,673        653,489
Willamette Industries Inc             14,510      1,157,173
                                             --------------
             TOTAL BASIC INDUSTRIES
                            - VALUE          $   41,133,988
                            -  COST          $   31,623,413
BEVERAGES-3.17%
Anheuser-Busch Inc                   129,910 $    5,537,414
Coca-Cola Co                         648,966     37,193,864
Coors (Adolph) Co Class B              9,681        356,987
Pepsico Inc                          401,221     14,443,956
Seagrams Co Ltd                       97,005      3,389,112
                                             --------------
                    TOTAL BEVERAGES
                            - VALUE          $   60,921,333
                            -  COST          $   39,590,380
BROADCASTING-0.40%
Kingworld Productions                  9,583 $      380,924
Tele-Communications Inc Class A      173,803      3,041,553
Tribune Co                            32,142      1,589,020
Viacom Inc Class B+                   92,151      2,729,973
                                             --------------
                 TOTAL BROADCASTING
                            - VALUE          $    7,741,470
                            -  COST          $    7,716,165
BUILDING MATERIALS & SERVICES-0.59%
Cooper Industries Inc                 30,927 $    1,648,796
Corning Inc                           60,063      3,175,831
Owens Corning Fiberglass Corp         13,902        563,900
Owens Illinois Inc+                   35,927      1,250,709
PPG Industries Inc                    47,067      2,965,221

                                                                             171
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MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                          SHARES      VALUE

COMMON STOCKS (CONTINUED)
Snap-On Inc                             15,901 $      667,842
Stanley Works                           23,248        989,493
                                               --------------
  TOTAL BUILDING MATERIALS & SERVICES
                              - VALUE          $   11,261,792
                              -  COST          $    8,150,153
BUSINESS SERVICES-0.24%
Ecolab Inc                              17,111 $      771,064
Waste Management Inc                   118,597      3,795,104
                                               --------------
              TOTAL BUSINESS SERVICES
                              - VALUE          $    4,566,168
                              -  COST          $    3,990,070
CHEMICALS-2.67%
Air Products & Chemicals Inc            28,699 $    2,340,762
Clorox Co                               13,479      1,769,119
Dow Chemical Co                         60,962      5,395,137
Du Pont (E I) De Nemours               295,418     18,408,234
Eastman Chemical Co                     20,428      1,221,850
FMC Corp+                                9,754        810,192
Goodrich (B F) Co                       14,085        593,331
Grace (W R) Co                          18,908      1,301,107
Great Lakes Chemical Corp               15,575        724,238
Hercules Inc                            26,272      1,357,934
International Flavor & Fragrances       28,581      1,461,204
Monsanto Co                            154,536      6,789,926
Morton International Inc                36,524      1,214,423
Nalco Chemical Co                       17,231        689,240
Praxair Inc                             41,149      2,198,900
Rohm & Haas Co                          16,479      1,578,894
Rubbermaid Inc                          39,222        980,550
Sigma-Aldrich Corp                      26,188        854,384
Union Carbide Corp                      32,926      1,689,515
                                               --------------
                      TOTAL CHEMICALS
                              - VALUE          $   51,378,940
                              -  COST          $   34,903,026
COMPUTER SOFTWARE-4.26%
3Com Corp+                              86,937 $    4,341,416
Adobe Systems Inc                       18,752        738,360
Autodesk Inc                            12,484        546,175
Automatic Data Processing               76,700      3,494,644
Bay Networks Inc+                       51,983      1,838,899
Computer Associates International Inc   95,122      6,361,284

172
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    1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                        SHARES      VALUE

COMMON STOCKS (CONTINUED)
Computer Sciences Corp+               20,024 $    1,489,285
First Data Corp                      117,506      4,825,090
Microsoft Corp                       313,700     41,467,219
Netscape Communications Corp+            173          6,868
Novell Inc+                           90,652        849,863
Oracle Systems Corp                  256,578      9,782,036
Parametric Technology Corp+           33,322      1,547,390
Sun Microsystems Inc                  96,608      4,637,184
                                             --------------
            TOTAL COMPUTER SOFTWARE
                            - VALUE          $   81,925,713
                            -  COST          $   43,654,410
COMPUTER SYSTEMS-4.76%
Amdahl Corp+                          30,939 $      380,936
Apple Computer Inc+                   33,012        718,011
Cabletron Systems Inc                 40,822      1,234,866
Ceridian Corp+                        21,046        727,402
Cisco Systems Inc+                   173,615     13,086,231
Cognizant Corp                        43,697      1,835,274
Compaq Computer Corp                 179,670     11,768,385
Data General Corp+                    12,298        441,959
Dell Computer Corp                    87,752      7,201,149
Digital Equipment Corp+               40,309      1,733,287
EMC Corp+                             64,274      3,298,060
Harris Corp                           10,422        908,017
Hewlett-Packard Co                   266,088     16,314,521
International Business Machine Corp  259,982     26,225,684
Seagate Technology Inc                64,005      2,444,191
Shared Medical System Corp             7,489        366,961
Silicon Graphics Inc+                 46,194      1,267,448
Tandem Computers Inc+                 30,095      1,023,230
Unisys Corp+                          44,667        505,295
                                             --------------
             TOTAL COMPUTER SYSTEMS
                            - VALUE          $   91,480,907
                            -  COST          $   47,650,330
CONTAINER & PACKAGING-0.51%
Ball Corp                              7,865 $      258,562
Crown Cork & Seal Co                  33,582      1,708,484
International Paper Co                78,745      4,153,799
Temple-Inland Inc                     14,601        941,765

                                                                             173
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MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES      VALUE

COMMON STOCKS (CONTINUED)
Tenneco Inc                       44,682 $    2,169,870
Tupperware Corp                   15,867        532,536
                                         --------------
    TOTAL CONTAINER & PACKAGING
                        - VALUE          $    9,765,016
                        -  COST          $    7,976,521
ELECTRICAL EQUIPMENT-3.69%
Aeroquip-Vickers Inc               7,125 $      398,109
General Electric Co              858,732     53,670,750
Grainger ( W W) Inc               13,546      1,203,054
Masco Corp                        42,140      1,872,596
Motorola Inc                     155,603     11,417,370
National Service Industries Inc   12,083        534,673
Raychem Corp                      11,526      1,072,638
Thomas & Betts Corp               14,128        791,168
                                         --------------
     TOTAL ELECTRICAL EQUIPMENT
                        - VALUE          $   70,960,358
                        -  COST          $   42,405,781
ELECTRONICS-4.20%
Advanced Micro Devices+           36,657 $    1,372,346
AMP Inc                           57,420      2,871,000
Applied Materials Inc+            47,294      4,463,371
EG&G Inc                          12,101        257,146
Emerson Electric Co              116,630      6,378,203
General Semiconductor Inc          6,286         88,783
General Signal Corp               13,174        571,422
Honeywell Inc                     33,272      2,299,927
Intel Corp                       428,748     39,498,410
Johnson Controls Inc              21,896      1,044,166
LSI Logic Corp+                   37,017      1,191,485
Micron Technology Inc+            54,893      2,446,169
National Semiconductor+           36,793      1,260,160
Nextlevel Systems Inc+            38,322        768,835
Perkin-Elmer Corp                 11,306        836,644
Pitney Bowes Inc                  38,221      2,919,129
Tektronix Inc                      8,695        483,116
Texas Instruments Inc             49,937      5,674,092
Xerox Corp                        84,579      6,385,715
                                         --------------
              TOTAL ELECTRONICS
                        - VALUE          $   80,810,119
                        -  COST          $   39,973,919

174
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    1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES      VALUE

COMMON STOCKS (CONTINUED)
ENERGY & RELATED-9.06%
Amerada Hess Corp                 24,279 $    1,411,217
Amoco Corp                       129,438     12,239,981
Anadarko Petroleum Corp           15,564      1,142,981
Apache Corp                       23,598        936,546
Ashland Inc                       19,426        973,728
Atlantic Richfield Corp           84,282      6,321,150
Burlington Resources Inc          32,684      1,654,628
Chevron Corp                     171,067     13,247,001
Coastal Corp                      27,589      1,593,265
Columbia Gas System Inc           14,586        962,676
Consolidated Natural Gas Co       24,953      1,473,787
Dresser Industries Inc            46,018      1,921,252
Eastern Enterprises                5,235        186,824
Enron Corp                        79,990      3,084,614
Exxon Corp                       650,050     39,774,934
Halliburton Co                    66,012      3,152,073
Helmerich & Payne Inc              6,485        458,003
Kerr--McGee Corp                  12,431        772,276
Louisiana Land & Exploration Co    8,809        674,439
Mobil Corp                       205,922     14,980,826
NICOR Inc                         12,722        461,968
Occidental Petroleum Corp         86,203      2,020,383
ONEOK Inc                          6,911        223,744
Oryx Energy Co+                   27,520        727,560
Pacific Enterprises Co            21,831        719,059
Pennzoil Co                       12,264        946,628
Peoples Energy Corp                8,954        337,454
Phillips Petroleum Co             69,090      3,286,093
Rowan Co Inc+                     22,436        670,276
Royal Dutch Petroleum Corp       561,372     28,489,629
Schlumberger Ltd                 129,218      9,844,796
Sonat Offshore Drilling Co        22,592      1,125,364
Sun Co Inc                        19,224        747,333
Texaco Inc                        68,875      7,937,844
Union Pacific Resources Group     66,275      1,656,875
Unocal Corp                       65,202      2,546,953
USX--Marathon Group               75,192      2,448,440

                                                                             175
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MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                     SHARES      VALUE

COMMON STOCKS (CONTINUED)
Western Atlas Inc+                 14,096 $    1,117,108
Williams Co Inc                    41,352      1,925,453
                                          --------------
          TOTAL ENERGY & RELATED
                         - VALUE          $  174,195,161
                         -  COST          $  117,069,627
ENGINEERING & CONSTRUCTION-0.18%
Armstrong World Industries Inc     10,524 $      720,236
Centex Corp                         7,343        399,276
Fleetwood Enterprises Inc           9,037        281,277
Fluor Corp                         22,042      1,237,107
Foster Wheeler Corp                10,629        485,612
Kaufman & Broad Home Corp           9,868        197,360
Pulte Corp                          5,881        215,392
                                          --------------
TOTAL ENGINEERING & CONSTRUCTION
                         - VALUE          $    3,536,260
                         -  COST          $    2,956,226
ENTERTAINMENT & LEISURE-1.61%
Brunswick Corp                     25,942 $      791,231
Disney (Walt) Co                  176,707     13,573,306
Harrah's Entertainment Inc+        26,336        590,914
Hasbro Inc                         33,162        891,215
Mattel Inc                         76,141      2,545,965
Mirage Resorts Inc+                46,036      1,234,340
Polaroid Corp                      11,662        615,899
Time Warner Inc                   146,333      7,536,150
U.S. West Media Group+            158,245      3,164,900
                                          --------------
   TOTAL ENTERTAINMENT & LEISURE
                         - VALUE          $   30,943,920
                         -  COST          $   24,761,826
ENVIRONMENTAL CONTROL-0.12%
Browning-Ferris Industries Inc     55,567 $    1,941,372
Safety-Kleen Corp                  14,867        300,128
                                          --------------
     TOTAL ENVIRONMENTAL CONTROL
                         - VALUE          $    2,241,500
                         -  COST          $    1,946,869
FOOD & RELATED-3.90%
Albertson's Inc                    65,465 $    2,250,359
American Stores Co                 71,074      1,683,565
Archer-Daniels-Midland Co         148,430      3,209,789
Brown-Forman Corp Class B          18,024        869,658

176
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    1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES      VALUE

COMMON STOCKS (CONTINUED)
Campbell Soup Co                   121,636 $    5,640,870
ConAgra Inc                         62,505      4,019,853
CPC International Inc               37,406      3,333,810
Darden Restaurants Inc              40,772        410,268
Fleming Co Inc                       9,712        183,314
General Mills Inc                   42,086      2,698,765
Giant Food Inc Class A              15,286        496,795
Great Atlantic & Pacific Tea Co      9,783        245,186
Harcourt General Inc                18,488        879,336
Heinz (H J) Co                      95,963      3,994,460
Hershey Foods Corp                  39,298      2,097,531
Kellogg Co                         109,678      4,908,091
Kroger Co                           66,314      1,997,709
McDonald's Corp                    180,526      8,541,136
Pioneer Hi Bred International Inc   21,510      1,843,138
Quaker Oats Co                      35,792      1,682,224
Ralston-Purina Group                27,735      2,496,150
Sara Lee Corp                      125,773      5,062,363
Super Value Inc                     16,966        665,916
Sysco Corp                          45,573      1,617,842
Unilever NV (Netherlands)           41,867      8,425,734
UST Inc                             47,789      1,379,907
Wendy's International Inc           34,276        824,766
Winn-Dixie Stores Inc               38,610      1,300,674
Wrigley (W M) Jr Co                 30,396      2,203,710
                                           --------------
             TOTAL FOOD & RELATED
                          - VALUE          $   74,962,919
                          -  COST          $   53,439,365
FURNITURE & APPLIANCES-0.10%
Maytag Corp                         25,607 $      702,592
Whirlpool Corp                      19,476      1,115,001
                                           --------------
     TOTAL FURNITURE & APPLIANCES
                          - VALUE          $    1,817,593
                          -  COST          $    1,546,547
HEALTHCARE-0.39%
Cardinal Health Inc                 28,378 $    1,880,043
Healthsouth Corp                    89,454      2,230,759

                                                                             177
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MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES      VALUE

COMMON STOCKS (CONTINUED)
St Jude Medical Inc+                23,956 $      911,825
United Healthcare Corp              48,694      2,367,746
                                           --------------
                 TOTAL HEALTHCARE
                          - VALUE          $    7,390,373
                          -  COST          $    6,677,625
HOSPITAL & MEDICAL SUPPLIES-2.48%
Bard (C R) Inc                      14,633 $      504,839
Bausch & Lomb Inc                   14,585        598,897
Baxter International Inc            72,639      3,863,487
Becton Dickinson & Co               31,775      1,523,214
Beverly Enterprises+                25,214        411,303
Biomet Inc                          29,408        610,216
Boston Scientific Corp+             51,064      3,600,012
Columbia/HCA Healthcare Corp       174,761      5,515,882
Guidant Corp                        19,360      1,700,050
Johnson & Johnson                  348,690     19,766,364
Mallinckrodt Group Inc              18,927        688,470
Manor Care Inc                      16,592        512,278
Medtronic Inc                       62,480      5,646,630
Tenet Healthcare Corp+              78,681      2,144,057
United States Surgical              19,125        629,930
                                           --------------
TOTAL HOSPITAL & MEDICAL SUPPLIES
                          - VALUE          $   47,715,629
                          -  COST          $   32,050,407
HOUSEHOLD PRODUCTS-2.61%
Alberto-Culver Co Class B           14,428 $      421,117
Avon Products Inc                   34,523      2,211,630
Colgate-Palmolive Co                77,368      4,854,842
Gillette Co                        145,741     12,069,177
Kimberly-Clark Corp                147,044      6,975,400
Procter & Gamble Co                177,350     23,598,634
                                           --------------
         TOTAL HOUSEHOLD PRODUCTS
                          - VALUE          $   50,130,800
                          -  COST          $   30,771,312
INSURANCE-4.44%
Aetna Inc                           39,527 $    3,772,358
Allstate Corp                      115,721      8,454,866
American General Corp               63,077      3,039,501
American International Group Inc   184,403     17,403,033
Aon Corp                            43,472      2,214,355
Chubb Corp                          45,680      3,054,850

178
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    1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES      VALUE

COMMON STOCKS (CONTINUED)
CIGNA Corp                          19,491 $   3,574,162
Conseco Inc                         49,581     2,131,983
General Re Corp                     21,270     4,123,721
Hartford Financial Services Group   30,849     2,460,208
Humana Inc+                         42,637     1,004,634
Jefferson-Pilot Corp                18,481     1,285,585
Lincoln National Corp               26,832     1,796,067
Loews Corp                          29,973     3,055,373
Marsh & McLennan Companies Inc      43,304     2,955,498
MBIA Inc                            11,379     1,288,672
Progressive Corp Ohio               18,644     1,845,756
Providian Financial Corp            24,506       912,849
SAFECO Corp                         32,942     1,618,276
St Paul Co                          21,873     1,604,931
Sunamerica Inc                      34,083     1,836,222
Torchmark Corp                      36,508     1,375,895
Transamerica Corp                   17,267     1,701,879
Travelers Inc                      167,915    10,662,603
UNUM Corp                           37,598     1,550,918
USF & G Corp                        29,463       646,345
                                           -------------
                  TOTAL INSURANCE
                          - VALUE          $  85,370,540
                          -  COST          $  55,386,155
LODGING-0.34%
HFS Inc+                            41,225 $   2,295,717
Hilton Hotels Corp                  65,112     1,998,125
Marriott International              33,134     2,205,482
                                           -------------
                    TOTAL LODGING
                          - VALUE          $   6,499,324
                          -  COST          $   5,102,015
MACHINERY-0.97%
Black & Decker Corp                 24,769 $     948,962
Case Corp                           19,343     1,297,190
Caterpillar Inc                     99,556     5,780,470
Cincinnati Milacron Inc             10,313       265,560
Cummins Engine Co Inc               10,100       777,069
Deere & Co                          66,705     3,735,480
Ingersoll-Rand Co                   28,397     1,707,370
McDermott International Inc         14,171       457,015
Pall Corp                           33,038       782,588

                                                                             179
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MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                SHARES      VALUE

COMMON STOCKS (CONTINUED)
Parker Hannifin Corp          19,476 $   1,252,550
Thermo Electron Corp+         39,179     1,576,955
                                     -------------
            TOTAL MACHINERY
                    - VALUE          $  18,581,209
                    -  COST          $  12,105,537
MANUFACTURING-0.26%
Tyco International Ltd+       63,994 $   5,019,529
                                     -------------
        TOTAL MANUFACTURING
                    - VALUE          $   5,019,529
                    -  COST          $   3,148,296
METAL FABRICATORS-1.05%
Alcan Aluminum Ltd            59,261 $   2,070,431
Allegheny Teledyne Inc        45,902     1,417,224
Aluminum Co of America        45,466     3,739,579
Armco Inc+                    26,955       160,045
Barrick Gold Corp             97,357     2,214,872
Battle Mountain Gold Co       60,079       341,699
Bethlehem Steel Corp+         29,083       348,996
Crane Co                      11,799       520,609
Engelhard Corp                37,681       786,591
Freeport McMoRan Inc          52,374     1,466,472
Inland Steel Industries Inc   12,545       264,229
Nucor Corp                    22,964     1,301,772
Phelps Dodge Corp             16,681     1,341,778
Placer Dome Inc               62,616     1,040,991
Reynolds Metals Co            19,131     1,352,323
Timken Co                     16,380       613,226
USX--U.S. Steel Group         22,494       790,102
Worthington Industries Inc    24,730       459,051
                                     -------------
    TOTAL METAL FABRICATORS
                    - VALUE          $  20,229,990
                    -  COST          $  17,557,695
PHARMACEUTICALS-7.03%
Abbott Laboratories          202,591 $  12,142,798
Allergan Inc                  17,270       559,116
ALZA Corp+                    22,350       648,150
American Home Products Corp  168,509    12,132,648
Amgen Inc                     69,414     3,440,331
Bristol-Myers Squibb Co      261,682    19,887,832
Lilly (Eli) & Co             145,391    15,211,533

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



    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                     SHARES      VALUE

COMMON STOCKS (CONTINUED)
Merck & Co Inc                    315,931 $  29,006,415
Millipore Corp                     11,398       564,201
Pfizer Inc                        338,042    18,719,076
Pharmacia and Upjohn Inc          132,874     4,526,021
Schering-Plough Corp              192,284     9,229,632
Warner Lambert Co                  70,991     9,020,294
                                          -------------
           TOTAL PHARMACEUTICALS
                         - VALUE          $ 135,088,047
                         -  COST          $  75,606,195
PUBLISHING-0.89%
American Greetings Corp Class A    21,264 $     738,924
Comcast Corp Class A               91,606     2,147,016
Donnelley (R R) & Sons Co          38,808     1,511,087
Dow Jones & Co Inc                 25,157     1,077,034
Gannett Co Inc                     37,077     3,612,690
Harland (John H) Co                 7,872       155,964
Interpublic Group Co Inc           32,163     1,567,922
Knight-Ridder Inc                  24,031     1,216,569
McGraw-Hill Inc                    26,044     1,596,823
Meredith Corp                      14,020       420,600
Moore Corp Ltd                     25,491       505,040
New York Times Co Class A          24,881     1,175,627
Times Mirror Co Class A            25,283     1,281,532
                                          -------------
                TOTAL PUBLISHING
                         - VALUE          $  17,006,828
                         -  COST          $  11,875,120
RETAIL & RELATED-4.35%
AutoZone Inc+                      39,565 $   1,117,711
Charming Shoppes Inc+              26,456       159,561
Circuit City Stores Inc            25,632       913,140
Costco Co Inc+                     55,369     1,996,745
Dayton-Hudson Corp                 56,896     3,243,072
Dillards Inc Class A               29,716     1,188,640
Eastman Kodak Co                   86,806     5,674,942
Federated Department Stores Inc+   54,294     2,280,348
Gap Inc                            72,123     3,204,966
Home Depot Inc                    190,637     8,995,684
Jostens Inc                         9,929       239,537
K Mart Corp+                      126,719     1,758,226
Limited Inc                        70,441     1,602,533
Longs Drug Stores Corp              9,984       252,720

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES      VALUE

COMMON STOCKS (CONTINUED)
Lowe's Co Inc                     45,192 $   1,561,949
May Department Stores Co          62,075     3,340,411
Mercantile Stores Co Inc           9,501       593,219
Newell Co                         41,502     1,634,141
Nordstrom Inc                     20,707     1,211,360
Penney (J C) Co Inc               64,629     3,877,740
Rite Aid Corp                     32,157     1,609,860
Sears Roebuck & Co               102,528     5,818,464
Sherwin Williams Co               45,034     1,235,620
Tandy Corp                        14,887       988,125
TJX Companies Inc                 40,734     1,120,185
Toys R Us Inc+                    74,871     2,587,729
Walgreen Co                      128,636     3,465,132
Walmart Stores Inc               593,071    21,054,021
Woolworth (F W) Co+               35,094       785,228
                                         -------------
         TOTAL RETAIL & RELATED
                        - VALUE          $  83,511,009
                        -  COST          $  60,827,551
SERVICES-0.43%
Block (H R) Inc                   27,209 $   1,067,953
CUC International Inc            106,717     2,507,850
Dun & Bradstreet Corp             44,697     1,251,516
Public Service Enterprise Group   61,150     1,517,284
Service Corp International+       62,554     2,001,728
                                         -------------
                 TOTAL SERVICES
                        - VALUE          $   8,346,331
                        -  COST          $   7,348,127
TELECOMMUNICATIONS-6.82%
Airtouch Communications+         131,689 $   4,452,734
Alltel Corp                       48,852     1,544,945
Ameritech Corp                   143,775     9,012,895
Andrew Corp                       23,844       593,107
AT & T Corp                      425,324    16,587,636
Bell Atlantic Corp               203,130    14,701,540
BellSouth Corp                   259,819    11,432,036
DSC Communications Corp+          30,680       893,555
Frontier Corp                     42,904       946,570
GTE Corp                         250,376    11,157,381

    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME                   SHARES      VALUE

COMMON STOCKS (CONTINUED)
ITT Corp+                        30,429 $   1,911,322
Lucent Technologies Inc         167,495    13,043,673
MCI Communications Corp         179,481     5,115,209
Northern Telecom Ltd             68,103     6,750,710
SBC Communication Inc           238,641    12,976,104
Scientific-Atlanta Inc           19,816       430,998
Sprint Corp                     112,622     5,293,234
Tellabs Inc                      47,254     2,820,473
U.S. West Inc                   125,516     4,495,042
WorldCom Inc+                   233,739     6,997,561
                                        -------------
      TOTAL TELECOMMUNICATIONS
                       - VALUE          $ 131,156,725
                       -  COST          $ 105,288,289
TEXTILES-0.01%
Springs Industries Inc Class A    5,089 $     239,183
                                        -------------
                TOTAL TEXTILES
                       - VALUE          $     239,183
                       -  COST          $     197,072
TOBACCO-1.52%
Fortune Brands Inc               44,839 $   1,541,341
Philip Morris Co Inc            635,928    27,742,359
                                        -------------
                 TOTAL TOBACCO
                       - VALUE          $  29,283,700
                       -  COST          $  17,657,332
TRANSPORTATION-0.94%
Burlington Northern Santa Fe     40,323 $   3,697,115
Caliber Systems Inc               9,949       415,371
CSX Corp                         57,063     3,263,290
Federal Express Corp             29,958     1,990,335
Laidlaw Inc Class B              85,931     1,256,741
Norfolk Southern Corp            32,942     3,228,316
Union Pacific Corp               64,657     4,198,664
                                        -------------
          TOTAL TRANSPORTATION
                       - VALUE          $  18,049,832
                       -  COST          $  13,071,088
UTILITIES-2.19%
American Electric Power Inc      49,257 $   2,151,915
Baltimore Gas & Electric Co      38,620     1,042,740
Carolina Power & Light Co        39,509     1,333,429
Central & South West Corp        55,516     1,148,487

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER SERIES--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

SECURITY NAME               SHARES      VALUE

COMMON STOCKS (CONTINUED)
Cinergy Corp                 41,181 $    1,361,547
Consolidated Edison Co       61,399      1,880,344
Dominion Resources Inc       48,121      1,732,356
DTE Energy Co                38,040      1,126,935
Duke Power Co                93,985      4,552,399
Edison International        106,986      2,581,037
Entergy Corp                 62,101      1,540,881
FPL Group Inc                47,671      2,216,702
GPU Inc                      31,497      1,059,087
Houston Industries Inc       70,943      1,436,591
Niagara Mohawk Power Corp+   36,832        329,186
Northern States Power Co     18,040        868,175
Ohio Edison Co               39,938        878,636
Pacificorp                   77,197      1,601,838
PECO Energy Co               58,243      1,386,911
PG & E Corp                 114,734      2,660,395
PP & L Resources Inc         43,002        943,356
Southern Co                 178,070      3,750,599
Texas Utilities Co           62,797      2,190,058
Unicom Corp                  56,559      1,336,206
Union Electric Co            26,667        991,679
                                    --------------
           TOTAL UTILITIES
                   - VALUE          $   42,101,489
                   -  COST          $   40,032,684
                                    --------------
       TOTAL COMMON STOCKS
                   - VALUE          $1,822,859,094
                   -  COST          $1,206,415,191

    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER SERIES--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                    MATURITY
 SECURITY NAME                           COUPON       DATE    PRINCIPAL       VALUE

 SHORT TERM INSTRUMENTS-9.17%
 CASH EQUIVALENTS-2.15%
 Dreyfus Cash Management Fund++              --          --  $ 1,035,819  $    1,035,819
 Janus Institutional Money Market Fund++     --          --   26,000,000      26,000,000
 Merrimac Premium Money Market Fund++        --          --   14,370,000      14,370,000
                                                                          --------------
                                                                          $   41,405,819
 REPURCHASE AGREEMENTS-2.03%
 Goldman Sachs Repurchase Agreement++,
  dated 08/29/97, due 09/03/97, with a
  maturity value of $39,000,000 and an
  effective yield of 5.67%,
  collateralized by a Federal National
  Mortgage Association obligation with a
  rate of 6.07% with a maturity date of
  02/01/31 and with an aggregate market
  value of $39,780,000.                                      $39,000,000  $   39,000,000
                                                                          --------------
 U.S. TREASURY BILLS-4.99%+++
 U.S. Treasury Bills                       2.59%*   09/04/97 $11,026,000  $   11,022,825
 U.S. Treasury Bills                       4.78 *   09/18/97   9,598,000       9,575,080
 U.S. Treasury Bills                       3.78 *   09/25/97   6,440,000       6,423,082
 U.S. Treasury Bills                       4.72 *   10/02/97   2,457,000       2,446,698
 U.S. Treasury Bills                       4.83 *   10/16/97   9,274,000       9,216,752
 U.S. Treasury Bills                       4.82 *   10/23/97  12,985,000      12,892,832
 U.S. Treasury Bills                       4.84 *   10/30/97   4,500,000       4,463,672
 U.S. Treasury Bills                       4.92 *   11/06/97  10,753,000      10,654,556
 U.S. Treasury Bills                       4.96 *   11/13/97   1,116,000       1,104,616
 U.S. Treasury Bills                       4.96 *   11/20/97   6,090,000       6,022,074
 U.S. Treasury Bills                       4.98 *   11/28/97  22,404,000      22,128,386
                                                                          --------------
                                                                          $   95,950,573
                    TOTAL SHORT TERM INSTRUMENTS
                                         - VALUE                          $  176,356,392
                                         -  COST                          $  176,311,532
 TOTAL INVESTMENTS IN SECURITIES
 (Cost $1,382,726,723)** (Notes 1 and 3)                          104.00% $1,999,215,486
 Other Assets and Liabilities, Net                                (4.00)%    (76,953,176)
                                                             -----------  --------------
 TOTAL NET ASSETS                                                 100.00% $1,922,262,310
                                                             ===========  ==============

--------------------------------------------------------------------------------
+   Non-income earning securities.
++  Represents collateral received from securities lending transactions. See
    Note 4.
+++ These U.S. Treasury Bills are held in Segregated Accounts in connection with the Fund's holdings of S&P 500 Futures Contracts. See Note 1.
*   Yield to maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

      Gross Unrealized
       Appreciation              $ 623,462,073
      Gross Unrealized
       Depreciation                 (6,973,310)
                                 -------------
      NET UNREALIZED
       APPRECIATION              $ 616,488,763

The accompanying notes are an integral part of these financial statements.

MANAGED SERIES INVESTMENT TRUST--SHORT-INTERMEDIATE
TERM MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                               INTEREST  MATURITY
 PRINCIPAL  SECURITY NAME                        RATE      DATE      VALUE

            CORPORATE BONDS & NOTES-41.73%
            AEROSPACE & DEFENSE-4.77%
 $  500,000 Mcdonnell Douglas Corp                 6.77% 09/11/02 $   501,792
            BANK & FINANCE-11.81%
 $  500,000 Associates Corp of North America       6.01% 02/07/03 $   482,724
    250,000 BankAmerica Corp                       8.38  03/15/02     266,172
    500,000 Norwest Corp                           6.63  07/15/04     495,179
                                                                  -----------
                                                                  $ 1,244,075
            COMPUTER SYSTEMS-4.79%
 $  500,000 Comdisco Inc                           7.25% 04/15/98 $   504,210
            INVESTMENT BANKING & BROKERAGE-4.82%
 $  500,000 GMAC Financial Corp                    7.12% 05/01/01 $   508,714
            RAILROADS-4.82%
 $  500,000 Norfolk Southern Corp                  6.95% 05/01/02 $   507,042
            SHIPPING-5.36%
 $  500,000 CSX Corp                               9.00% 08/15/06 $   564,488
            UTILITIES-5.36%
 $  500,000 Public Service Electric & Gas Co       9.13% 07/01/05 $   564,051
                                                                  -----------
            TOTAL CORPORATE BONDS & NOTES (Cost                   $ 4,394,372
            $4,385,527)
            U.S. GOVERNMENT AGENCY SECURITIES-22.90%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION-22.90%
 $  652,839 Federal National Mortgage Assoc        7.00% 06/01/09 $   657,082
  1,340,461 Federal National Mortgage Assoc        7.00  12/01/25   1,326,663
    433,283 Federal National Mortgage Assoc        6.50  05/01/11     427,845
                                                                  -----------

            TOTAL U.S. GOVERNMENT AGENCY SECURITIES               $ 2,411,590
            (Cost $2,403,880)

    MANAGED SERIES INVESTMENT TRUST--SHORT INTERMEDIATE TERM MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)

MANAGED SERIES INVESTMENT TRUST--SHORT-INTERMEDIATE TERM MASTER PORTFOLIO-- AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                  INTEREST  MATURITY
 PRINCIPAL  SECURITY NAME           RATE      DATE      VALUE

            U.S. TREASURY SECURITIES-28.63%
            U.S. TREASURY BONDS-9.03%
 $  750,000 U.S. Treasury Bonds      10.75% 08/15/05 $   951,094
            U.S. TREASURY NOTES-19.60%
 $2,000,000 U.S. Treasury Notes       7.25% 02/15/98   2,013,750
     50,000 U.S. Treasury Notes       6.38  03/31/01      50,328
                                                     -----------
                                                     $ 2,064,078
            TOTAL U.S. TREASURY                      $ 3,015,172
            SECURITIES (Cost $3,034,309)

            TOTAL
            INVESTMENT
            IN
            SECURITIES
            (Cost
            $9,823,716)*
            (Notes 1 and
            3)             93.26%     $ 9,821,134
            Other Assets
            and
            Liabilities,
            Net             6.74%         709,296
                          ------      -----------
            TOTAL NET     100.00%
            ASSETS                    $10,530,430
                          ======      ===========

--------------------------------------------------------------------------------
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized apppreciation consists of:

      Gross Unrealized Ap-
       preciation            $ 84,703
      Gross Unrealized De-
       preciation             (87,285)
                             --------  ---
      NET UNREALIZED DEPRE-
       CIATION               $ (2,582)
                             ========  ===

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO--U.S. TREASURY ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                  INTEREST   MATURITY
 PRINCIPAL  SECURITY NAME           RATE       DATE      VALUE

            U.S. TREASURY SECURITIES-59.30%
            U.S. TREASURY BONDS-18.69%
 $  350,000 U.S. Treasury Bonds      12.38%  05/15/04 $   463,969
  2,900,000 U.S. Treasury Bonds      11.88   11/15/03   3,714,717
  1,850,000 U.S. Treasury Bonds      11.13   08/15/03   2,286,483
    500,000 U.S. Treasury Bonds      10.75   02/15/03     602,031
  1,100,000 U.S. Treasury Bonds      10.75   05/15/03   1,331,688
                                                      -----------
                                                      $ 8,398,888
            U.S. TREASURY NOTES-40.61%
 $2,000,000 U.S. Treasury Notes       6.38%  08/15/02 $ 2,013,124
  6,100,000 U.S. Treasury Notes       6.25   02/15/03   6,098,091
  4,200,000 U.S. Treasury Notes       5.88   02/15/04   4,106,810
  6,200,000 U.S. Treasury Notes       5.75   08/15/03   6,035,309
                                                      -----------
                                                      $18,253,334
            TOTAL U.S. TREASURY                       $26,652,222
            SECURITIES
            (Cost $26,537,099)
            SHORT-TERM INSTRUMENTS-49.60%
            U.S. TREASURY BILLS-40.27%
 $  267,000 U.S. Treasury Bills       4.10%* 09/11/97 $   266,665
  6,312,000 U.S. Treasury Bills       4.78 * 09/18/97   6,296,927
  1,191,000 U.S. Treasury Bills       3.78 * 09/25/97   1,187,871
     93,000 U.S. Treasury Bills       4.72 * 10/02/97      92,610
    131,000 U.S. Treasury Bills       4.75 * 10/09/97     130,325
  8,668,000 U.S. Treasury Bills       4.83 * 10/16/97   8,614,492
    571,000 U.S. Treasury Bills       4.82 * 10/23/97     566,947
    704,000 U.S. Treasury Bills       4.84 * 10/30/97     698,317
    114,000 U.S. Treasury Bills       4.92 * 11/06/97     112,956
    110,000 U.S. Treasury Bills       4.96 * 11/13/97     108,878
     23,000 U.S. Treasury Bills       4.96 * 11/20/97      22,745
                                                      -----------
                                                      $18,098,733

    MASTER INVESTMENT PORTFOLIO--U.S. TREASURY ALLOCATION MASTER PORTFOLIO-- AUGUST 31, 1997 (UNAUDITED)

MASTER INVESTMENT PORTFOLIO--U.S. TREASURY ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

 PRINCIPAL/                                          INTEREST MATURITY
   SHARES   SECURITY NAME                              RATE     DATE      VALUE

            CASH EQUIVALENTS-4.88%
 $  614,750 Dreyfus Cash Management Fund+                 --       --  $   614,750
  1,080,000 Janus Institutional Money Market Fund+        --       --    1,080,000
    500,000 Merrimac Premium Money Market Fund+           --       --      500,000
                                                                       -----------
                                                                       $ 2,194,750
            REPURCHASE AGREEMENTS-4.45%
 $2,000,000 Goldman Sachs Repurchase Agreement+,
            dated 08/29/97, due 09/03/97, with a
            maturity value of $2,000,000 and an
            effective yield of 4.85%,
            collateralized by a Federal National
            Mortgage Association obligation with a
            rate of 6.07% with a maturity date of
            04/01/34 and with an aggregate market
            value of $2,040,000.                                       $ 2,000,000
                                                                       -----------
            TOTAL SHORT-TERM INSTRUMENTS                               $22,293,483
            (Cost $22,285,253)

            TOTAL INVESTMENT IN SECURITIES
            (Cost $48,822,352) ** (Notes 1 and 3)   108.90%  $48,945,705
            Other Assets and Liabilities, Net        (8.90)%  (3,999,147)
                                                    ------   -----------
            TOTAL NET ASSETS                        100.00%  $44,946,558
                                                    ======   ===========

--------------------------------------------------------------------------------
+ Represents collateral received from securities lending transactions. See Note
  4.
* Yield to maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

      Gross Unrealized
       Appreciation            $ 315,176
      Gross Unrealized
       Depreciation             (191,823)
                               ---------
      NET UNREALIZED
       APPRECIATION            $ 123,353
                               =========

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)

                                                   Master               Master
                                     Investment Portfolio Investment Portfolio
                                         Asset Allocation           Bond Index
                                         Master Portfolio     Master Portfolio
------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
In securities, at market value (see
 cost below) (Note 1)                        $485,231,835         $227,365,067
Cash                                                  234                  910
RECEIVABLES:
 Investment sold                                        0           18,169,879
 Dividends and interest                         2,347,868            2,928,687
 Variation margin on futures
  contracts                                             0                    0
TOTAL ASSETS                                  487,579,937          248,464,543
LIABILITIES
PAYABLES:
 Cash overdraft due to custodian
  (Note 2)                                              0                    0
 Variation margin on futures
  contracts                                             0                    0
 Investment securities purchased                        0           17,515,003
 Collateral for securities loaned
  (Note 4)                                     36,954,795           11,343,813
 Due to BGI (Note 2)                              132,433               27,711
TOTAL LIABILITIES                              37,087,228           28,886,527
TOTAL NET ASSETS                             $450,492,709         $219,578,016
INVESTMENTS AT COST                          $427,477,487         $225,764,518
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS AND LIABILITIES--AUGUST 31, 1997 (UNAUDITED)


                               Master                 Master                 Master
                           Investment             Investment             Investment
  Managed Series            Portfolio              Portfolio              Portfolio
Investment Trust             LifePath               LifePath               LifePath
    Growth Stock                 2000                   2010                   2020
Master Portfolio     Master Portfolio       Master Portfolio       Master Portfolio
----------------------------------------------------
    $222,970,747       $134,415,490           $200,472,439           $314,123,515
      11,612,614                975                     53                    492
       1,388,402                  0                      0                      0
          48,226            1,344,830              1,413,140              1,769,753
               0                    0                      0                      0
     236,019,989        135,761,295            201,885,632            315,893,760
               0                  0                      0                      0
               0                  0                      0                      0
         928,709                  0                      0                      0
               0         16,346,300             15,962,363             26,850,117
         134,453             48,946                271,664                141,588
       1,063,162         16,395,246             16,234,027             26,991,705
    $234,956,827       $119,366,049           $185,651,605           $288,902,055
    $175,475,423       $127,890,397           $178,095,598           $263,318,145
-----------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)

                                                                        Master               Master
                                                          Investment Portfolio Investment Portfolio
                                                                      LifePath             LifePath
                                                                          2030                 2040
                                                              Master Portfolio     Master Portfolio
---------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
In securities, at market value (see cost below) (Note 1)          $203,284,922         $355,093,100
Cash                                                                       832                  751
RECEIVABLES:
 Investments sold                                                            0                    0
 Dividends and interest                                                739,903              945,895
 Variation margin on futures                                                 0                    0
TOTAL ASSETS                                                       204,025,657          356,039,746
LIABILITIES
PAYABLES:
 Cash overdraft due to custodian (Note 2)                                    0                    0
 Variation margin on futures contracts                                       0                    0
 Investment securities purchased                                             0                    0
 Collateral for securities loaned (Note 4)                          14,313,971           34,394,414
 Due to BGI (Note 2)                                                    94,413              158,143
TOTAL LIABILITIES                                                   14,408,384           34,552,557
TOTAL NET ASSETS                                                  $189,617,273         $321,487,189
INVESTMENTS AT COST                                               $162,165,959         $292,180,872
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS AND LIABILITIES--AUGUST 31, 1997 (UNAUDITED)


              Master               Managed Series                           Master
Investment Portfolio             Investment Trust             Investment Portfolio
       S&P 500 Index      Short-Intermediate Term         U.S. Treasury Allocation
    Master Portfolio             Master Portfolio                 Master Portfolio
--------------------------------------------------
      $1,999,215,486                  $ 9,821,134                      $48,945,705
                 952                      651,599                                7
                   0                            0
           3,196,201                      110,090                          200,025
             374,276                            0                                0
       2,002,786,915                   10,582,823                       49,145,737
                   0                            0                                0
                   0                            0                                0
                   0                            0                                0
          80,405,819                            0                        4,194,751
             118,786                       52,393                            4,428
          80,524,605                       52,393                        4,199,179
      $1,922,262,310                  $10,530,430                      $44,946,558
      $1,382,726,723                  $ 9,823,716                      $48,822,352
----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)



                                                   Master               Master
                                     Investment Portfolio Investment Portfolio
                                         Asset Allocation           Bond Index
                                         Master Portfolio     Master Portfolio
-------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                    $ 1,754,118           $        0
 Interest+                                      8,641,552            7,430,561
TOTAL INVESTMENT INCOME                        10,395,670            7,430,561
EXPENSES (NOTE 2)
 Advisory fees                                    770,659               86,391
TOTAL EXPENSES                                    770,659               86,391
LESS:
 Waived fees by BGI (Note 2)                            0                    0
NET EXPENSES                                      770,659               86,391
NET INVESTMENT INCOME (LOSS)                    9,625,011            7,344,170
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on sale of
 investments                                   29,555,250             (404,957)
Net realized gain (loss) on sale of
 futures contracts                                      0                    0
Net change in unrealized
 appreciation (depreciation) of
 investments                                      790,052            1,913,724
Net change in unrealized
 appreciation (depreciation) of
 futures contracts                                      0                    0
NET GAIN (LOSS) ON INVESTMENTS                 30,345,302            1,508,767
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS             $39,970,313           $8,852,937
-------------------------------------------------------------------------------
+ Interest income includes security
  lending income of:                          $    15,256           $    7,791

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE SIX MONTHS ENDED AUGUST 31, 1997
    (UNAUDITED)


                               Master                 Master                 Master
                           Investment             Investment             Investment
  Managed Series            Portfolio              Portfolio              Portfolio
Investment Trust             LifePath               LifePath               LifePath
    Growth Stock                 2000                   2010                   2020
Master Portfolio     Master Portfolio       Master Portfolio       Master Portfolio
----------------------------------------------------
     $   125,591           $  282,768            $   845,227            $ 1,781,306
         184,594            2,916,482              2,920,941              2,996,920
         310,185            3,199,250              3,766,168              4,778,226
         652,548              339,193                486,389                740,368
         652,548              339,193                486,389                740,368
         (21,752)                   0                      0                      0
         630,796              339,193                486,389                740,368
        (320,611)           2,860,057              3,279,779              4,037,858
      (2,321,372)           1,924,950              3,360,595              4,285,729
               0                    0                      0                      0
      36,928,125            2,070,882              7,864,187             19,072,996
               0                    0                      0                      0
      34,606,753            3,995,832             11,224,782             23,358,725
     $34,286,142           $6,855,889            $14,504,561            $27,396,583
-----------------------------------------------------------------------------------
              --           $   15,464            $    24,420            $    45,183

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1997 (UNAUDITED)


                                                  Master           Master
                                              Investment       Investment
                                               Portfolio        Portfolio
                                                LifePath         LifePath
                                                    2030             2040
                                        Master Portfolio Master Portfolio
--------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                   $ 1,390,797      $ 2,583,579
 Interest+                                     1,278,759          876,769
TOTAL INVESTMENT INCOME                        2,669,556        3,460,348
EXPENSES (NOTE 2)
 Advisory fees                                   477,215          794,878
TOTAL EXPENSES                                   477,215          794,878
LESS:
 Waived fees by BGI (Note 2)                           0                0
NET EXPENSES                                     477,215          794,878
NET INVESTMENT INCOME (LOSS)                   2,192,341        2,665,470
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) on sale of
 investments                                   1,988,078       13,043,902
Net realized gain (loss) on sale of
 futures contracts                                     0           14,539
Net change in unrealized appreciation
 (depreciation) of investments                15,423,729       19,852,580
Net change in unrealized appreciation
 (depreciation) of futures contracts                   0          (52,500)
NET GAIN (LOSS) ON INVESTMENTS                17,411,807       32,858,521
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $19,604,148      $35,523,991
--------------------------------------------------------------------------
+ Interest income includes security
  lending income of:                         $    33,284      $    59,325

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE SIX MONTHS ENDED AUGUST 31, 1997
    (UNAUDITED)




                                 Managed Series                              Master
              Master           Investment Trust                Investment Portfolio
Investment Portfolio         Short-Intermediate                       U.S. Treasury
       S&P 500 Index                       Term                          Allocation
    Master Portfolio           Master Portfolio                    Master Portfolio
---------------------------------------------
        $ 14,112,327                  $       0                          $        0
           3,533,223                    417,606                           1,639,754
          17,645,550                    417,606                           1,639,754
             424,610                     26,210                              68,555
             424,610                     26,210                              68,555
                   0                          0                                   0
             424,610                     26,210                              68,555
          17,220,940                    391,396                           1,571,199
           4,788,786                    (85,303)                           (160,169)
          18,163,342                          0                                   0
         191,818,867                    117,733                             384,512
          (3,272,475)                         0                                   0
         211,498,520                   (203,036)                            224,343
        $228,719,460                  $ 423,826                          $1,795,542
------------------------------------------------------------------------------------
        $     19,868                         --                          $    2,826

STATEMENTS OF CHANGES IN NET ASSETS

                                              Master Investment Portfolio
                                        Asset Allocation Master Portfolio
                                       -----------------------------------
                                                For the            For the
                                       Six Months Ended         Year Ended
                                        August 31, 1997  February 28, 1997
                                            (Unaudited)
---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)              $  9,625,011       $ 19,019,098
 Net realized gain (loss) on sale of
  investments                                29,555,250         38,140,198
 Net realized gain on sale of futures
  contracts                                           0                  0
 Net change in unrealized appreciation
  (depreciation) of investments                 790,052         (1,289,497)
 Net change in unrealized appreciation
  (depreciation) of futures contracts                 0                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   39,970,313         55,869,799
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTEREST
 TRANSACTIONS                               (21,437,443)       (22,004,190)
INCREASE (DECREASE) IN NET ASSETS            18,532,870         33,865,609
NET ASSETS:
Beginning net assets                       $431,959,839       $398,094,230
ENDING NET ASSETS                          $450,492,709       $431,959,839
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


        Master Investment Portfolio      Managed Series Investment Trust
        Bond Index Master Portfolio        Growth Stock Master Portfolio
 -----------------------------------  -----------------------------------
          For the            For the           For the            For the
 Six Months Ended         Year Ended  Six Months Ended         Year Ended
  August 31, 1997  February 28, 1997   August 31, 1997  February 28, 1997
      (Unaudited)                          (Unaudited)
-------------------------------------------------------
     $  7,344,170       $ 12,576,460      $   (320,611)       $  (556,250)
         (404,957)           152,739        (2,321,372)        15,318,008
                0                  0                 0                  0
        1,913,724         (3,966,118)       36,928,125        (25,141,741)
                0                  0                 0                  0
        8,852,937          8,763,081        34,286,142        (10,379,983)
      (10,604,425)        60,741,955       (12,321,804)        44,671,564
       (1,751,488)        69,505,036        21,964,338         34,291,581
     $221,329,504       $151,824,468      $212,992,489        $178,700,908
     $219,578,016       $221,329,504      $234,956,827        $212,992,489
--------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Master Investment Portfolio
                                                           LifePath 2000 Master Portfolio
                                                       -----------------------------------
                                                                For the            For the
                                                       Six Months Ended         Year Ended
                                                        August 31, 1997  February 28, 1997
                                                            (Unaudited)
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                                     $  2,860,057       $  5,769,457
 Net realized gain (loss) on sale of investments              1,924,950          2,894,777
 Net realized gain (loss) on sale of futures contracts                0                  0
 Net change in unrealized appreciation (depreciation)
  of investments                                              2,070,882           (273,099)
 Net change in unrealized appreciation (depreciation)
  of futures contracts                                                0                  0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   6,855,889          8,391,135
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 BENEFICIAL INTEREST TRANSACTIONS                           (18,762,838)         6,204,037
INCREASE (DECREASE) IN NET ASSETS                           (11,906,949)        14,595,172
NET ASSETS:
Beginning net assets                                       $131,272,998       $116,677,826
ENDING NET ASSETS                                          $119,366,049       $131,272,998
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


        Master Investment Portfolio        Master Investment Portfolio
     LifePath 2010 Master Portfolio     LifePath 2020 Master Portfolio
 ---------------------------------- ----------------------------------
          For the           For the          For the           For the
 Six Months Ended        Year Ended Six Months Ended        Year Ended
  August 31, 1997 February 28, 1997  August 31, 1997 February 28, 1997
      (Unaudited)                        (Unaudited)
-------------------------------------------------------
     $  3,279,779      $  5,182,306     $  4,037,858       $ 6,271,633
        3,360,595         3,439,818        4,285,729         9,487,619
                0                 0                0                 0
        7,864,187         5,149,907       19,072,996        11,374,656
                0                 0                0                 0
       14,504,561        13,772,031       27,396,583        27,133,908
        1,636,124        54,517,689       10,062,839        61,750,732
       16,140,685        68,289,720       37,459,422        88,884,640
     $169,510,920      $101,221,200     $251,442,633       $162,557,993
     $185,651,605      $169,510,920     $288,902,055       $251,442,633
-----------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Master Investment Portfolio
                                                           LifePath 2030 Master Portfolio
                                                       ----------------------------------
                                                                For the           For the
                                                       Six Months Ended        Year Ended
                                                        August 31, 1997 February 28, 1997
                                                            (Unaudited)
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                                     $  2,192,341      $  3,210,760
 Net realized gain (loss) on sale of investments              1,988,078         5,108,662
 Net realized gain (loss) on sale of futures contracts                0                 0
 Net change in unrealized appreciation (depreciation)
  of investments                                             15,423,729        10,036,726
 Net change in unrealized. appreciation (depreciation)
  of futures contracts                                                0                 0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                  19,604,148        18,356,148
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 BENEFICIAL INTEREST TRANSACTIONS                            11,208,292        32,210,346
INCREASE (DECREASE) IN NET ASSETS                            30,812,440        50,566,494
NET ASSETS:
Beginning net assets                                       $158,804,833      $108,238,339
ENDING NET ASSETS                                          $189,617,273      $158,804,833
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


       Master Investment Portfolio
    LifePath 2040 Master Portfolio
-----------------------------------
         For the            For the
Six Months Ended         Year Ended
 August 31, 1997  February 28, 1997
     (Unaudited)
-------------------------
    $  2,665,470       $  3,953,444
      13,043,902         14,697,190
          14,539             35,620
      19,852,580         17,501,172
         (52,500)            92,625
      35,523,991         36,280,051
      27,878,470         45,783,771
      63,402,461         82,063,822
    $258,084,728       $176,020,906
    $321,487,189       $258,084,728
-----------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              Master Investment Portfolio
                                           S&P 500 Index Master Portfolio
                                       -----------------------------------
                                                For the            For the
                                       Six Months Ended         Year Ended
                                        August 31, 1997  February 28, 1997
                                            (Unaudited)
--------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                   $   17,220,940     $   26,709,655
 Net realized gain (loss) on sale of
  investments                                 4,788,786         10,656,049
 Net realized gain on sale of futures
  contracts                                  18,163,342         12,210,399
 Net change in unrealized appreciation
  (depreciation) of investments             191,818,867        229,538,430
 Net change in unrealized appreciation
  (depreciation) of futures contracts        (3,272,475)           160,200
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                 228,719,460         279,274,733
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTEREST
 TRANSACTIONS                               209,206,404        274,728,651
INCREASE (DECREASE) IN NET ASSETS           437,925,864        554,003,384
NET ASSETS:
Beginning net assets                     $1,484,336,446     $  930,333,062
ENDING NET ASSETS                        $1,922,262,310     $1,484,336,446
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


   Managed Series Investment Trust          Master Investment Portfolio
           Short-Intermediate Term             U.S. Treasury Allocation
                  Master Portfolio                     Master Portfolio
-----------------------------------  -----------------------------------
         For the            For the           For the            For the
Six Months Ended         Year Ended  Six Months Ended         Year Ended
 August 31, 1997  February 28, 1997   August 31, 1997  February 28, 1997
     (Unaudited)                          (Unaudited)
----------------------------------------------------
     $   391,396        $   861,159       $ 1,571,199        $ 3,195,952
         (85,303)           (86,579)         (160,169)          (142,718)
               0                  0                 0                  0
         117,733           (214,524)          384,512           (507,610)
               0                  0                 0                  0
         423,826            560,056         1,795,542          2,545,624
      (2,959,109)        (1,245,402)       (4,381,261)        (6,668,994)
      (2,535,283)          (685,346)       (2,585,719)        (4,123,370)
     $13,065,713        $13,751,059       $47,532,277        $51,655,647
     $10,530,430        $13,065,713       $44,946,552        $47,532,277
-------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 and had no operations prior to May 26, 1994. MIP currently issues, the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios.

  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

  The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

  FEDERAL INCOME TAXES

  Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

  FUTURES CONTRACTS

  The Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1997, the following Master Portfolios had open futures contracts outstanding:

S&P 500 INDEX MASTER PORTFOLIO

                                      Expiration       Notional Net Unrealized
Number of Contracts           Type          Date Contract Value   Depreciation
-------------------------------------------------------------------------------
207                  S&P 500 Index December 1997    $94,474,800    $(2,458,075)

  The S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $346,725.

  REPURCHASE AGREEMENTS

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1997 by the Master Portfolios are collateralized by U.S. Government Securities.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.35%, 0.08%, 0.05% and 0.30% of the average daily net assets of the Asset Allocation, Bond Index, S&P 500 Index and U.S. Treasury Allocation Master Portfolios, respectively, as compensation for advisory services. BGFA is entitled to receive 0.55% of the average daily net assets of each of the LifePath Master Portfolios as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the MasterWorks Funds.

  Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1997, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interest.

  ORGANIZATION EXPENSES

  Stephens, the co-administrator, sponsor and placement agent for the Master Portfolios, has paid all expenses in connection with the Master Portfolios' organization and initial registration.

3. INVESTMENT PORTFOLIO TRANSACTIONS

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 1997 are as follows:


Aggregate Purchases           Asset Allocation       Bond Index    LifePath 2000
and Sales of:                 Master Portfolio Master Portfolio Master Portfolio
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                 $54,756,912     $ 47,323,690      $15,354,999
 Sales Proceeds                     78,233,409       49,906,717       30,005,371

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

Aggregate Purchases           Asset Allocation       Bond Index    LifePath 2000
and Sales of:                 Master Portfolio Master Portfolio Master Portfolio
--------------------------------------------------------------------------------
OTHER SECURITIES:
 Purchases at cost                 $74,981,000     $  5,397,197      $ 1,535,695
 Sales proceeds                     62,557,876        6,054,980        6,863,822
Aggregate Purchases              LifePath 2010    LifePath 2020    LifePath 2030
and Sales of:                 Master Portfolio Master Portfolio Master Portfolio
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                 $29,887,410     $ 45,799,474      $13,913,684
 Sales proceeds                     28,536,873       44,860,655       15,266,855
OTHER SECURITIES:
 Purchases at cost                   5,295,787       17,720,008       17,054,815
 Sales proceeds                      8,091,021        9,271,168        4,980,483
                                                                   U.S. Treasury
Aggregate Purchases              LifePath 2040    S&P 500 Index       Allocation
and Sales of:                 Master Portfolio Master Portfolio Master Portfolio
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                 $11,248,241     $          0      $10,724,875
 Sales proceeds                     18,750,766                0       21,653,531
OTHER SECURITIES:
 Purchases at cost                  75,256,106      260,359,891                0
 Sales proceeds                     34,182,894       20,268,015                0

4. PORTFOLIO SECURITIES LOANED

  As of August 31, 1997, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                            Securities  Collateral
------------------------------------------------------------------
Asset Allocation Master Portfolio          $36,206,195 $36,954,795
Bond Index Master Portfolio                $11,161,627 $11,343,813
LifePath 2000 Master Portfolio             $16,025,784 $16,346,300
LifePath 2010 Master Portfolio             $15,554,980 $15,962,363
LifePath 2020 Master Portfolio             $26,100,436 $26,850,117
LifePath 2030 Master Portfolio             $13,822,020 $14,313,971
LifePath 2040 Master Portfolio             $33,089,158 $34,394,414
S&P 500 Index Master Portfolio             $77,673,939 $80,405,819
U.S. Treasury Allocation Master Portfolio  $ 4,126,084 $ 4,194,751

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

5. FINANCIAL HIGHLIGHTS

  The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                                                                                 For the
                                  For the                                    Period from
                               Six Months       For the       For the       May 26, 1994
                                    Ended    Year Ended    Year Ended      (commencement
                          August 31, 1997  February 28,  February 29,  of operations) to
                              (Unaudited)          1997          1996  February 28, 1995
-----------------------------------------------------------------------------------------
Asset Allocation Master
 Portfolio                             30%           43%           40%                23%
Bond Index Master
 Portfolio                             25%           39%           21%                37%
LifePath 2000 Master
 Portfolio                             14%          108%           84%                17%
LifePath 2010 Master
 Portfolio                             21%           73%           39%                24%
LifePath 2020 Master
 Portfolio                             21%           61%           49%                28%
LifePath 2030 Master
 Portfolio                             12%           42%           39%                40%
LifePath 2040 Master
 Portfolio                             18%           48%           29%                 5%
S&P 500 Index Master
 Portfolio                              1%            4%            2%                 5%
U.S. Treasury Allocation
 Master Portfolio                      29%          196%          325%                87%

  The average commission rates paid by the Master Portfolios are as follows:

                                            For the
                                   Six Months Ended           For the
                                    August 31, 1997        Year Ended
                                        (Unaudited) February 28, 1997
---------------------------------------------------------------------
Asset Allocation Master Portfolio           $0.0278           $0.0335
LifePath 2000 Master Portfolio              $0.0300           $0.0401
LifePath 2010 Master Portfolio              $0.0323           $0.0404
LifePath 2020 Master Portfolio              $0.0300           $0.0451
LifePath 2030 Master Portfolio              $0.0310           $0.0364
LifePath 2040 Master Portfolio              $0.0307           $0.0351
S&P 500 Index Master Portfolio              $0.0370           $0.0625

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Managed Series Investment Trust ("MSIT") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. MSIT was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated October 26, 1993. MSIT currently offers the following separate portfolios (the "Master Portfolios"): the Growth Stock and Short-Intermediate Term Master Portfolios.

  These Master Portfolios invest in a range of securities, generally including money market instruments, equities and U.S. government securities. The following significant accounting policies are consistently followed by MSIT in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

  The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MSIT's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"').

  FEDERAL INCOME TAXES

  Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxable on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

  REPURCHASE AGREEMENTS

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1997 by the Master Portfolios are collateralized by U.S. Government Securities.

  ORGANIZATION EXPENSES

  Stephens, the co-administrator, sponsor and placement agent for the Master Portfolios, has paid all expenses in connection with the Master Portfolios' organization and initial registration.

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.60% and 0.45% of the average daily net assets of the Growth Stock and Short-Intermediate Term Master Portfolios, respectively, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Wells Fargo Bank ("WFB") serves as sub-adviser to each Master Portfolio. As sub-adviser, WFB is responsible for the day-to-day portfolio management of each Master Portfolio. WFB is entitled to receive from BGFA an amount equal to 0.15% and 0.10% of the average daily net assets of the Growth Stock and Short-Intermediate Term Master Portfolios, respectively, as compensation for its sub-advisory services.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the MasterWorks Funds.

  Certain fees have been waived by BGI for the Growth Stock Master Portfolio for the six months ended August 31, 1997. Waived fees continue at the discretion of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 1997 were as follows:

                                                         Short-
                                                   Intermediate
Aggregate Purchases               Growth Stock             Term
and Sales of:                 Master Portfolio Master Portfolio
---------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                $          0       $  400,094
 Sales proceeds                              0        2,074,758
OTHER SECURITIES:
 Purchases at cost                 120,481,398        2,548,400
 Sales proceeds                    145,302,150        2,489,040

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

4. FINANCIAL HIGHLIGHTS

  The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                                                                         For the
                             For the                                 Period from
                          Six Months                                May 26, 1994
                               Ended      For the      For the     (Commencement
                          August 31,   Year Ended   Year Ended of Operations) to
                                1997 February 28, February 29,      February 28,
Master Portfolios        (Unaudited)         1997         1996              1995
--------------------------------------------------------------------------------
Growth Stock Master
 Portfolio                       57%         129%         145%               93%
Short-Intermediate Term
 Master Portfolio                26%          62%         105%               96%

  The average commission rate paid by the Growth Stock Master Portfolio was $0.0615 for the six months ended August 31, 1997 and $0.0777 for the year ended February 28, 1997.

                                     NOTES

MasterWorks Funds
c/o Wells Fargo Bank, N.A.
Transfer Agent
525 Market Street
San Francisco, CA 94105